UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61791-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Message to Variable Product Customers	1

Portfolio Summary	3

Expense Example	6

Board Approval of Investment Advisory and Sub-Advisory Agreements	8

Schedule of Investments

Large Cap Equity Fund	11

Small/Mid Cap Equity Fund	13

International Equity Fund	16

Large Cap Equity Index Fund	19

Small Cap Equity Index Fund	25

International Equity Index Fund	45

Stock and Bond Balanced Fund	56

Bond Fund	57

Money Market Fund	61

Financial Statements

Statements of Assets and Liabilities	62

Statements of Operations	64

Statements of Changes in Net Assets	66

Notes to Financial Statements	70

Financial Highlights	81

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

A prospectus for the State Farm Variable Product Trust (the “Trust”) is available through State Farm VP Management Corp., One State Farm Plaza, Bloomington, Illinois 61710, 1-888-702-2307. Please read the prospectus and consider the investment objectives, risks, charges and expenses, and other information it contains about the Funds carefully before investing.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930. Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2010 for the State Farm Variable Product Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Fund(s) available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

The market environment for the 6-month period of January 1, 2010 through June 30, 2010 was volatile.

With indicators pointing to improved economic conditions, U.S. equity markets advanced for most of the reporting period, with large cap stocks (as measured by the S&P 500® Index 1) and small cap stocks (as represented by the Russell 2000® Index2) rising 7.05% and 15.01%, respectively, during the 4-month period ended April 30, 2010. During this time period, the market environment was influenced by many factors, including: generally subdued inflation, improving corporate earnings, and continuing investor appetite for securities with lower credit quality. In addition, the Federal Reserve maintained a relatively “loose” monetary policy, by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained as of the end of June 2010.

Beginning in May 2010, U.S. equity markets declined abruptly as investors reacted negatively to several factors including: intensifying sovereign debt issues in several European countries (e.g., Greece, Portugal, and Spain) and the potential impacts of this issue on the global economic recovery, the negative economic fallout from a massive oil spill in the Gulf of Mexico, and continuing concerns about high levels of unemployment. For the months of May and June 2010, the S&P 500 Index declined -7.99% and -5.23%, respectively, driving the performance of the Index over the entire 6-month period ended June 30, 2010 into negative territory with a total return of -6.65%. Likewise, the Russell 2000 Index declined -7.59% and -7.75% during the months of May and June 2010, respectively, driving the performance of the Index over the entire 6-month period ended June 30, 2010 into negative territory with a total return of -1.95%.

International equities markets, as represented by the MSCI EAFE® Free Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, also posted negative total returns of -13.23% and -11.06%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2010. Within the MSCI EAFE Free Index, developed European markets like Greece and Spain were among the weakest performing markets, declining -48.33% and -32.90%, respectively, in U.S. dollar terms during the period. Stock market performance in emerging market countries also declined during the period with the MSCI Emerging Markets Index posting a total return of -6.17% in U.S. dollar terms3.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2010, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

Concerns over the growing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Beginning in April 2010, U.S. Treasury prices increased and yields declined sharply, while Standard & Poor’s downgraded its credit rating on Greece debt to “junk” status and also reduced its rating on the debt of Portugal and Spain. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 3.85% on January 4, 2010 to a high of 4.01% on April 5, 2010, before falling 104 basis points to end at 2.97% on June 30, 2010. Short-term yields remained low, with 3-month U.S. Treasury yields rising 12 basis points from 0.06% on January 4, 2010 to 0.18% on June 30, 2010 4. Among major fixed-income indices, the Barclays Capital U.S. Government/Credit Intermediate Index5 posted a total return of 5.49% over the 6-month period ended June 30, 2010.

Look for a detailed discussion of factors that impacted the performance of the underlying Funds during the time frame of January 1, 2010 through December 31, 2010 in the State Farm Variable Product Trust Annual Report 6.

Sincerely,

Joe Monk

Senior Vice President

State Farm Investment Management Corp.

[4]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[5]

Source: Barclays Capital Inc. The Barclays Capital U.S. Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[6]	It is important to note that there is market risk involved when investing in securities products, including possible loss of principal.

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 15 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

*	Illustrated by sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2.50% of net assets.

Portfolio Summary (continued)

*	Illustrated by type of security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[2]
Large Cap Equity Fund
Actual	1,000.00	922.85	0.70%	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51
Small/Mid Cap Equity Fund
Actual	1,000.00	970.51	0.90%	4.40
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
International Equity Fund
Actual	1,000.00	878.69	1.00%	4.66
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01
Large Cap Equity Index Fund
Actual	1,000.00	932.15	0.32%	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.21	0.32%	1.61
Small Cap Equity Index Fund
Actual	1,000.00	978.01	0.50%	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50%	2.51
International Equity Index Fund
Actual	1,000.00	859.47	0.68%	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.68%	3.41
Stock and Bond Balanced Fund[3]
Actual	1,000.00	979.80	0.42%	2.06
Hypothetical (5% return before expenses)	1,000.00	1,022.71	0.42%	2.11

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[2]
Bond Fund
Actual	1,000.00	1,042.75	0.58%	2.94
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91
Money Market Fund
Actual	1,000.00	1,000.00	0.14%	0.69
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14%	0.70

[1]

This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

[2]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

[3]

Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 18, 2010, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for six of Variable Product Trust’s nine separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 18, 2010 meeting, independent legal counsel to the Independent Trustees had sent to BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year. SFIMC subsequently provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 18th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust reviewed these materials at meetings held on March 12, 2010, and May 24, 2010, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information (as noted above). The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes including the appropriate Morningstar Category Average composite index, which includes all open-end funds within that category as assigned by Morningstar, Inc., without exclusions.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the Large Cap Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged in the last year because the market environment during that period generally rewarded investors in low-quality, high-risk securities, an investment strategy not generally followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmark and/or index. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts into which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees are reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by the Fund as a Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2011, and
•	Continuation of each Sub-Advisory Agreement through June 30, 2011.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.51%)
Consumer Discretionary (16.51%)
Advance Auto Parts Inc.	3,100	$155,558
Amazon.com Inc. (a)	1,200	131,112
Coach Inc.	4,000	146,200
Comcast Corp. Class A	19,600	340,452
DIRECTV Class A (a)	8,000	271,360
Dollar Tree Inc. (a)	4,650	193,580
Expedia Inc.	9,000	169,020
Family Dollar Stores Inc.	4,500	169,605
GAP Inc., The	14,000	272,440
Hasbro Inc.	8,800	361,680
ITT Educational Services Inc. (a)	1,400	116,228
McDonald’s Corp.	4,200	276,654
Netflix Inc. (a)	1,300	141,245
NIKE Inc. Class B	6,100	412,054
Ross Stores Inc.	4,500	239,805
Starbucks Corp.	6,400	155,520
Thomson Reuters Corp.	3,900	139,737
TJX Companies Inc.	11,100	465,645
TRW Automotive Holdings Corp. (a)	12,500	344,625
VF Corp.	2,100	149,478
Walt Disney Co., The	6,500	204,750

		4,856,748

Consumer Staples (8.10%)
Brown-Forman Corp. Class B	2,800	160,244
Coca-Cola Co., The	2,600	130,312
CVS Caremark Corp.	10,300	301,996
Estee Lauder Companies Inc.
Class A, The	6,600	367,818
General Mills Inc.	4,400	156,288
Green Mountain Coffee
Roasters Inc. (a)	9,300	239,010
PepsiCo Inc.	2,200	134,090
Philip Morris International Inc.	4,300	197,112
Procter & Gamble Co., The	2,800	167,944
Sysco Corp.	6,300	179,991
Walgreen Co.	5,500	146,850
Wal-Mart Stores Inc.	4,200	201,894

		2,383,549

Energy (8.95%)
Anadarko Petroleum Corp.	5,200	187,668
Apache Corp.	3,300	277,827
Cameron International Corp. (a)	4,300	139,836
Chevron Corp.	6,500	441,090
Devon Energy Corp.	1,300	79,196
Diamond Offshore Drilling Inc.	2,600	161,694
Exxon Mobil Corp.	9,100	519,337
National-Oilwell Varco Inc.	5,100	168,657
Occidental Petroleum Corp.	4,100	316,315
Southwestern Energy Co. (a)	5,700	220,248
Transocean Ltd. (a)	2,600	120,458

		2,632,326

Financials (12.32%)
ACE Ltd.	6,800	350,064

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Aflac Inc.	3,400	$145,078
Ameriprise Financial Inc.	4,800	173,424
Aon Corp.	3,500	129,920
Bank of America Corp.	29,600	425,352
Franklin Resources Inc.	4,800	413,712
Hudson City Bancorp Inc.	18,300	223,992
JPMorgan Chase & Co.	12,200	446,642
MetLife Inc.	9,900	373,824
Principal Financial Group Inc.	6,100	142,984
Travelers Companies Inc., The	7,400	364,450
Wells Fargo & Co.	16,900	432,640

		3,622,082

Health Care (13.60%)
Allergan Inc.	2,800	163,128
AmerisourceBergen Corp.	5,700	180,975
Baxter International Inc.	2,200	89,408
Biogen Idec Inc. (a)	3,700	175,565
Bristol-Myers Squibb Co.	19,571	488,101
Covidien PLC	3,800	152,684
CR Bard Inc.	2,100	162,813
Express Scripts Inc. (a)	4,800	225,696
Gilead Sciences Inc. (a)	4,700	161,116
Intuitive Surgical Inc. (a)	900	284,058
Johnson & Johnson	9,300	549,258
Life Technologies Corp. (a)	3,100	146,475
Medtronic Inc.	4,100	148,707
Merck & Co. Inc.	6,200	216,814
Mylan Inc. (a)	8,800	149,952
Pfizer Inc.	25,500	363,630
Quest Diagnostics Inc.	3,200	159,264
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,500	181,965

		3,999,609

Industrials (12.64%)
3M Co.	1,700	134,283
Boeing Co., The	2,900	181,975
CH Robinson Worldwide Inc.	2,300	128,018
CSX Corp.	2,500	124,075
Cummins Inc.	5,100	332,163
Deere & Co.	7,000	389,760
FedEx Corp.	2,400	168,264
General Electric Co.	27,700	399,434
Honeywell International Inc.	9,800	382,494
ITT Corp.	3,700	166,204
Lockheed Martin Corp.	2,000	149,000
Northrop Grumman Corp.	2,700	146,988
Raytheon Co.	6,800	329,052
Union Pacific Corp.	7,600	528,276
WW Grainger Inc.	1,600	159,120

		3,719,106

Information Technology (19.60%)
Amphenol Corp. Class A	3,900	153,192

See accompanying notes to financial statements.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Apple Inc. (a)	1,900	$477,907
Arrow Electronics Inc. (a)	5,700	127,395
Cisco Systems Inc. (a)	12,600	268,506
Cognizant Technology Solutions Corp. Class A (a)	4,600	230,276
Corning Inc.	17,100	276,165
eBay Inc. (a)	8,200	160,802
EMC Corp. (a)	10,900	199,470
Equinix Inc. (a)	3,100	251,782
First Solar Inc. (a)	1,400	159,362
Google Inc. Class A (a)	650	289,218
Hewlett-Packard Co.	3,800	164,464
Intel Corp.	17,500	340,375
International Business Machines Corp.	4,300	530,964
Juniper Networks Inc. (a)	6,900	157,457
MasterCard Inc. Class A	1,000	199,530
Micron Technology Inc. (a)	36,100	306,489
Microsoft Corp.	15,400	354,354
Oracle Corp.	8,100	173,826
Seagate Technology (a)	16,200	211,248
Visa Inc. Class A	2,100	148,575
Western Digital Corp. (a)	14,900	449,384
Xerox Corp.	16,500	132,660

		5,763,401

Materials (3.14%)
E.I. du Pont de Nemours & Co.	8,900	307,851
Lubrizol Corp., The	2,100	168,651
Nucor Corp.	4,700	179,916
Potash Corporation of
Saskatchewan Inc.	1,400	120,736
Sherwin-Williams Co., The	2,100	145,299

		922,453

Telecommunication Services (1.31%)
AT&T Inc.	15,900	384,621

		384,621

Utilities (2.34%)
Dominion Resources Inc.	10,100	391,274
EQT Corp.	8,200	296,348

		687,622

Total Common Stocks
(cost $30,258,980)		28,971,517

	Shares	Value
Short-term Investments (1.60%)
JPMorgan U.S. Government Money Market Fund	472,001	$472,001

Total Short-term Investments
(cost $472,001)		472,001

TOTAL INVESTMENTS (100.11%)
(cost $30,730,981)		29,443,518
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(33,113)

NET ASSETS (100.00%)		$29,410,405

(a)	Non-income producing security.

ADR - American Depository Receipt

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.98%)
Consumer Discretionary (17.26%)
American Greetings Corp. Class A	12,900	$242,004
Bally Technologies Inc. (a)	2,955	95,712
Big Lots Inc. (a)	5,400	173,286
BorgWarner Inc. (a)	6,210	231,881
Chipotle Mexican Grill Inc. (a)	940	128,601
Cinemark Holdings Inc.	24,800	326,120
Coach Inc.	1,680	61,404
Darden Restaurants Inc.	2,960	114,996
DeVry Inc.	2,710	142,248
Discovery Communications Inc.
Class A (a)	6,190	221,045
Dollar Tree Inc. (a)	1,905	79,305
Fossil Inc. (a)	1,810	62,807
Gannett Co. Inc.	8,890	119,659
Guess? Inc.	2,120	66,229
Jarden Corp.	4,820	129,513
Jo-Ann Stores Inc. (a)	9,500	356,345
Joe’s Jeans Inc. (a)	39,700	78,606
Kohl’s Corp. (a)	1,540	73,150
La-Z-Boy Inc. (a)	29,300	217,699
Libbey Inc. (a)	13,300	172,634
LKQ Corp. (a)	3,675	70,854
MarineMax Inc. (a)	16,100	111,734
Marriott International Inc. Class A	7,380	220,957
Nordstrom Inc.	3,380	108,802
Pier 1 Imports Inc. (a)	35,200	225,632
Priceline.com Inc. (a)	640	112,986
Saga Communications Inc. Class A (a)	12,400	296,112
Select Comfort Corp. (a)	40,200	351,750
Tiffany & Co.	3,930	148,986
Tractor Supply Co.	1,440	87,797
UniFirst Corp.	3,700	162,874
Urban Outfitters Inc. (a)	3,040	104,546
Valassis Communications Inc. (a)	9,300	294,996
Warnaco Group Inc., The (a)	2,000	72,280

		5,463,550

Consumer Staples (2.86%)
Avon Products Inc.	2,755	73,008
Church & Dwight Co. Inc.	2,100	131,691
Estee Lauder Companies Inc.
Class A, The	1,370	76,350
General Mills Inc.	2,210	78,499
J.M. Smucker Co., The	3,835	230,944
Schiff Nutrition International Inc.	20,800	148,096
Seneca Foods Corp. Class A (a)	5,200	167,752

		906,340

Energy (5.38%)
Callon Petroleum Co. (a)	32,700	206,010
Concho Resources Inc. (a)	3,605	199,465
Crosstex Energy Inc. (a)	27,800	178,198
Dresser-Rand Group Inc. (a)	5,890	185,829
Forest Oil Corp. (a)	5,110	139,810
Halliburton Co.	2,020	49,591

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Petrohawk Energy Corp. (a)	2,010	$34,110
Rosetta Resources Inc. (a)	6,500	128,765
Unit Corp. (a)	2,810	114,058
Vanguard Natural Resources LLC	8,999	188,079
Whiting Petroleum Corp. (a)	3,530	276,823

		1,700,738

Financials (21.73%)
Affiliated Managers Group Inc. (a)	3,410	207,226
Alliance Financial Corp.	5,500	152,900
American Physicians Capital Inc.	6,800	209,780
Ameriprise Financial Inc.	7,210	260,497
AmTrust Financial Services Inc.	11,300	136,052
Annaly Capital Management Inc.	6,360	109,074
Beneficial Mutual Bancorp Inc. (a)	20,800	205,504
BioMed Realty Trust Inc.	10,930	175,864
BofI Holding Inc. (a)	13,400	189,208
California First National Bancorp	10,748	132,630
Cardinal Financial Corp.	16,400	151,536
Comerica Inc.	5,050	185,992
Commerce Bancshares Inc.	3,689	132,767
Danvers Bancorp Inc.	12,500	180,625
Digital Realty Trust Inc.	5,545	319,836
Employers Holdings Inc.	12,000	176,760
ESSA Bancorp Inc.	13,100	161,261
First Niagara Financial Group Inc.	10,540	132,066
Franklin Resources Inc.	2,100	180,999
Harleysville Group Inc.	5,800	179,974
Horace Mann Educators Corp.	11,500	175,950
Infinity Property & Casualty Corp.	3,400	157,012
IntercontinentalExchange Inc. (a)	930	105,118
Jones Lang LaSalle Inc.	1,580	103,711
Meadowbrook Insurance Group Inc.	15,900	137,217
MSCI Inc. Class A (a)	2,990	81,926
Nelnet Inc. Class A	8,700	167,736
One Liberty Properties Inc.	20,763	309,576
PNC Financial Services Group Inc.	2,770	156,505
Raymond James Financial Inc.	2,430	59,997
SEI Investments Co.	6,560	133,562
Signature Bank (a)	3,880	147,479
Southside Bancshares Inc.	8,610	169,100
Southwest Bancorp Inc.	11,600	154,164
Stifel Financial Corp. (a)	1,060	45,993
T Rowe Price Group Inc.	4,590	203,750
United Financial Bancorp Inc.	11,700	159,705
United Fire & Casualty Co.	7,900	156,578
Unitrin Inc.	7,300	186,880
Weingarten Realty Investors	5,021	95,650
Winthrop Realty Trust	13,000	166,530
World Acceptance Corp. (a)	5,800	222,198

		6,876,888

Health Care (8.74%)
Alexion Pharmaceuticals Inc. (a)	1,540	78,833

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Allscripts-Misys Healthcare Solutions Inc. (a)	8,760	$141,036
AmerisourceBergen Corp.	3,400	107,950
BioScrip Inc. (a)	4,900	25,676
Celgene Corp. (a)	2,330	118,411
Community Health Systems Inc. (a)	2,720	91,963
Emergency Medical Services Corp. Class A (a)	2,250	110,318
Gentiva Health Services Inc. (a)	4,200	113,442
Healthspring Inc. (a)	23,400	362,934
Hi-Tech Pharmacal Co. Inc. (a)	5,900	135,169
Invacare Corp.	6,200	128,588
Inverness Medical Innovations Inc. (a)	3,640	97,042
Life Technologies Corp. (a)	2,000	94,500
Medicis Pharmaceutical Corp. Class A	9,200	201,296
MEDNAX Inc. (a)	2,160	120,118
Mylan Inc. (a)	7,030	119,791
Par Pharmaceutical Companies Inc. (a)	6,000	155,760
Perrigo Co.	1,420	83,879
QIAGEN NV (a)	5,370	103,211
ResMed Inc. (a)	1,320	80,269
Shire PLC ADR	2,450	150,381
SXC Health Solutions Corp. (a)	580	42,485
United Therapeutics Corp. (a)	2,130	103,965

		2,767,017

Industrials (14.01%)
AMETEK Inc.	3,955	158,793
BE Aerospace Inc. (a)	2,470	62,812
Briggs & Stratton Corp.	7,600	129,352
Bucyrus International Inc.	3,680	174,616
Ceradyne Inc. (a)	8,100	173,097
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	11,280	212,177
Commercial Vehicle Group Inc. (a)	14,600	149,066
Continental Airlines Inc. Class B (a)	9,250	203,500
CSX Corp.	2,500	124,075
Cummins Inc.	3,920	255,310
EMCOR Group Inc. (a)	6,100	141,337
Expeditors International of
Washington Inc.	3,380	116,644
Insteel Industries Inc.	14,000	162,680
International Shipholding Corp.	4,800	106,224
Kansas City Southern (a)	5,730	208,285
Kennametal Inc.	6,800	172,924
M & F Worldwide Corp. (a)	6,200	168,020
MSC Industrial Direct Company Inc. Class A	3,880	196,561
Mueller Industries Inc.	6,200	152,520
Nordson Corp.	1,240	69,539
Polypore International Inc. (a)	16,600	377,484
Precision Castparts Corp.	1,525	156,953
Quanex Building Products Corp.	9,900	171,171
Rockwell Collins Inc.	2,830	150,358
UAL Corp. (a)	8,200	168,592
US Airways Group Inc. (a)	19,200	165,312

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Woodward Governor Co.	4,170	$106,460

		4,433,862

Information Technology (15.45%)
Acxiom Corp. (a)	8,000	117,520
Agilysys Inc.	22,600	151,194
Alliance Data Systems Corp. (a)	3,260	194,035
Amphenol Corp. Class A	2,435	95,647
ANSYS Inc. (a)	2,855	115,827
Atheros Communications (a)	1,730	47,644
Broadcom Corp. Class A	4,585	151,167
Brocade Communications
Systems Inc. (a)	11,860	61,198
Check Point Software Technologies Ltd. (a)	3,895	114,825
Citrix Systems Inc. (a)	2,810	118,666
Cognizant Technology Solutions Corp. Class A (a)	1,910	95,615
F5 Networks Inc. (a)	2,070	141,940
Hewitt Associates Inc. Class A (a)	4,395	151,452
InfoSpace Inc. (a)	10,000	75,200
Integrated Silicon Solution Inc. (a)	29,400	221,676
JDS Uniphase Corp. (a)	15,740	154,882
Juniper Networks Inc. (a)	4,310	98,354
Lattice Semiconductor Corp. (a)	32,600	141,484
Marchex Inc. Class B	27,400	105,490
Marvell Technology Group Ltd. (a)	10,295	162,249
Mercury Computer Systems Inc. (a)	14,000	164,220
MICROS Systems Inc. (a)	4,710	150,108
NetApp Inc. (a)	3,040	113,422
Nuance Communications Inc. (a)	9,920	148,304
Power-One Inc. (a)	22,900	154,575
Red Hat Inc. (a)	3,440	99,554
Richardson Electronics Ltd.	26,000	234,000
Sanmina-SCI Corp. (a)	24,700	336,167
Silicon Laboratories Inc. (a)	1,695	68,749
Super Micro Computer Inc. (a)	10,200	137,700
Teradata Corp. (a)	3,880	118,262
Teradyne Inc. (a)	8,910	86,872
Trimble Navigation Ltd. (a)	2,740	76,720
Unisys Corp. (a)	12,200	225,578
UTStarcom Inc. (a)	58,800	108,192
Wave Systems Corp. Class A (a)	46,500	150,660

		4,889,148

Materials (5.36%)
Albemarle Corp.	4,560	181,078
Cliffs Natural Resources Inc.	2,720	128,275
Greif Inc.	2,890	160,511
P. H. Glatfelter Co.	12,100	131,285
PolyOne Corp. (a)	19,600	165,032
Scotts Miracle-Gro Co. Class A, The	1,800	79,938
Stepan Co.	2,400	164,232
Temple-Inland Inc.	3,010	62,217
US Gold Corp. (a)	27,200	136,272

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Valspar Corp.	3,970	$119,576
Walter Energy Inc.	3,490	212,366
Yamana Gold Inc.	15,180	156,354

		1,697,136

Telecommunication Services (2.70%)
American Tower Corp. Class A (a)	3,820	169,990
SBA Communications Corp. Class A (a)	4,000	136,040
Vonage Holdings Corp. (a)	238,600	548,780

		854,810

Utilities (4.49%)
AES Corp., The (a)	25,900	239,316
American States Water Co.	4,900	162,386
Aqua America Inc.	8,850	156,468
Cleco Corp.	9,800	258,818
ITC Holdings Corp.	4,015	212,434
Nicor Inc.	2,000	81,000
NorthWestern Corp.	6,300	165,060
Wisconsin Energy Corp.	1,970	99,958
Xcel Energy Inc.	2,120	43,693

		1,419,133

Total Common Stocks
(cost $30,535,319)		31,008,622

Registered Investment Companies (1.18%)
Financials (1.18%)
BlackRock Kelso Capital Corp.	8,300	81,921
Prospect Capital Corp.	10,600	102,290
Triangle Capital Corp.	13,300	189,126

		373,337

Total Registered Investment Companies
(cost $346,312)		373,337

Short-term Investments (0.43%)
JPMorgan U.S. Government Money Market Fund	135,305	135,305

Total Short-term Investments
(cost $135,305)		135,305

TOTAL INVESTMENTS (99.59%)
(cost $31,016,936)		31,517,264
OTHER ASSETS, NET OF LIABILITIES (0.41%)		131,332

NET ASSETS (100.00%)		$31,648,596

(a) Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (a) (92.60%)
Argentina (0.24%)
MercadoLibre Inc. (b)	1,400	$73,570

Australia (0.89%)
BHP Billiton PLC	10,678	276,865

Austria (0.65%)
Erste Group Bank AG	6,340	201,157

Belgium (2.06%)
Anheuser-Busch InBev NV	13,278	638,422

Brazil (4.67%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,400	90,794
Gafisa SA	12,800	76,587
Itau Unibanco Holding SA ADR	18,920	340,749
OGX Petroleo e Gas Participacoes SA (b)	42,000	389,053
PDG Realty SA Empreendimentos e Participacoes	33,100	279,470
Redecard SA	3,563	50,337
Vale SA Sponsored ADR	9,000	219,150

		1,446,140

Canada (2.43%)
Cameco Corp.	8,051	171,325
Canadian National Railway Co.	5,491	315,074
Research In Motion Ltd. (b)	3,227	158,962
Teck Resources Ltd. Class B	3,627	107,255

		752,616

China (4.22%)
Baidu Inc. Sponsored ADR (b)	2,320	157,945
China Life Insurance Co. Ltd. H	51,000	223,034
China Mobile Ltd.	18,000	178,881
China Pacific Insurance (Group) Company Ltd. H	8,200	32,443
China Petroleum and Chemical Corp. (Sinopec) H	218,000	175,845
Ctrip.com International Ltd. ADR (b)	4,100	153,996
PetroChina Company Ltd. H	86,000	94,905
Ping An Insurance (Group) Company of China Ltd. (c)	19,500	161,146
Tencent Holdings Ltd.	7,700	127,568

		1,305,763

Denmark (3.37%)
A P Moller-Maersk A/S Class B	23	181,144
Novo Nordisk A/S Class B	9,110	736,021
Novozymes A/S B Shares	1,182	126,125

		1,043,290

France (11.57%)
Accor SA (b)	9,194	425,639
AXA SA	29,211	446,259

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
BNP Paribas	8,509	$457,790
Compagnie de Saint-Gobain	4,091	152,449
DANONE SA	2,802	150,216
JC Decaux SA (b)	6,500	151,447
L’Oreal SA	2,200	215,402
Pernod Ricard SA	5,960	462,288
Publicis Groupe	5,632	224,659
Schneider Electric SA	5,599	565,498
Total SA	1,738	77,582
Unibail-Rodamco SE	300	48,895
Veolia Environnement	8,700	204,389

		3,582,513

Germany (8.25%)
Adidas AG	4,471	216,463
Allianz SE Reg.	1,775	175,678
BASF SE	8,638	471,983
Daimler AG Registered Shares (b)	7,818	395,477
Infineon Technologies AG (b)	28,685	166,299
Linde AG	3,400	357,509
Metro AG	5,869	299,445
Siemens AG Reg.	3,618	323,593
ThyssenKrupp AG	6,035	148,721

		2,555,168

Hong Kong (3.53%)
Alibaba.com Ltd.	33,000	65,113
Cheung Kong Holdings Ltd.	23,000	265,438
CNOOC Ltd.	112,000	190,364
Hang Lung Properties Ltd.	37,000	141,523
Li & Fung Ltd.	78,000	349,963
Noble Group Ltd.	66,454	80,322

		1,092,723

India (1.39%)
ICICI Bank Ltd. Sponsored ADR	7,268	262,666
Reliance Industries Ltd.
Sponsored GDR (London) (d)	3,500	161,944
Reliance Industries Ltd.
Sponsored GDR (U.S.) (d)	100	4,670

		429,280

Ireland (0.67%)
Covidien PLC	3,900	156,702
CRH PLC	2,514	51,796

		208,498

Israel (1.55%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,267	481,791

Italy (0.47%)
Eni SpA	8,000	146,848

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (8.49%)
Canon Inc.	8,800	$327,971
Daikin Industries Ltd.	2,400	73,177
FamilyMart Co. Ltd.	6,000	198,138
Fanuc Ltd.	3,800	429,106
Honda Motor Co. Ltd.	5,400	158,613
Japan Tobacco Inc.	79	245,776
Marubeni Corp.	60,000	307,584
Mizuho Financial Group Inc.	116,100	190,498
Nintendo Co. Ltd.	800	234,887
Panasonic Corp.	11,700	146,096
SUMCO Corp. (b)	5,500	91,157
Tokyo Electric Power Company Inc., The	6,600	179,543
Yahoo! Japan Corp.	115	45,836

		2,628,382

Luxembourg (0.76%)
Millicom International Cellular S.A.	2,900	235,103

Malaysia (1.47%)
Genting Berhad	98,400	215,241
Sime Darby Berhad	98,000	241,059

		456,300

Netherlands (0.71%)
Royal Dutch Shell PLC Class A	8,711	218,974

Norway (0.61%)
Statoil ASA	9,800	188,795

Singapore (2.87%)
Capitaland Ltd.	89,500	228,220
DBS Group Holdings Ltd.	25,176	244,330
Keppel Corp. Ltd.	35,000	211,314
K-Green Trust (b)	7,000	5,253
United Overseas Bank Ltd.	14,327	199,315

		888,432

South Africa (0.61%)
AngloGold Ashanti Ltd. Sponsored ADR	4,400	189,992

Spain (3.48%)
Banco Bilbao Vizcaya Argentaria SA	23,877	246,003
Banco Santander SA (Madrid)	16,613	174,207
Industria de Diseno Textil SA	8,296	473,049
Telefonica SA	9,963	184,561

		1,077,820

Sweden (3.75%)
Assa Abloy AB Class B	3,607	72,096
Atlas Copco AB Class A	22,900	334,813
Investor AB B Shares	9,000	145,586
Sandvik AB	20,098	245,154
Telefonaktiebolaget LM Ericsson B Shares	20,836	231,117

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Volvo AB B Shares (b)	12,000	$132,706

		1,161,472

Switzerland (10.03%)
ABB Ltd. Reg. (b)	13,723	238,926
Compagnie Financiere Richemont SA Class A	7,151	249,658
Credit Suisse Group AG Reg.	4,015	150,953
Holcim Ltd. Reg.	4,123	276,001
Lonza Group AG Reg.	1,558	103,731
Nestle SA	14,867	716,869
Roche Holding AG	2,187	301,022
Swatch Group AG, The	1,058	298,382
Syngenta AG Reg.	2,095	483,979
UBS AG Reg. (b)	17,300	229,187
Zurich Financial Services AG	261	57,528

		3,106,236

Taiwan (1.55%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	49,263	480,807

United Kingdom (12.31%)
Anglo American PLC (b)	7,954	277,159
AstraZeneca PLC	1,881	88,681
Autonomy Corp. PLC (b)	8,208	223,736
Barclays PLC	36,556	145,912
BG Group PLC	14,994	223,003
British American Tobacco PLC	9,783	310,471
Compass Group PLC	30,456	231,694
Diageo PLC	18,122	284,659
HSBC Holdings PLC	32,710	298,829
Imperial Tobacco Group PLC	8,921	249,259
Reckitt Benckiser Group PLC	3,588	166,894
Rolls-Royce Group PLC (b)	27,690	231,123
Standard Chartered PLC	25,834	629,069
Tesco PLC	33,535	189,185
Xstrata PLC	20,133	263,635

		3,813,309

Total Common Stocks
(cost $31,064,652)		28,680,266

Preferred Stocks (a) (4.21%)
Brazil (4.21%)
Banco Bradesco SA Pfd.	22,060	343,549
Net Servicos de Comunicacao SA (b)	3,600	33,906
Petroleo Brasileiro SA Pfd.	31,300	465,772
Suzano Papel e Celulose SA	27,250	229,625
Vale SA Pfd. Class A	11,000	231,030

		1,303,882

Total Preferred Stocks
(cost $1,656,336)		1,303,882

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.32%)
State Street Bank & Trust Repurchase Agreement, (e) 0.000%, agreement date 06/30/2010, to be repurchased at $1,029,679 on 07/01/2010	$1,029,679	$1,029,679

Total Repurchase Agreement
(cost $1,029,679)		1,029,679

TOTAL INVESTMENTS (100.13%)
(cost $33,750,667)		31,013,827
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.13%)		(40,917)

NET ASSETS (100.00%)		$30,972,910

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(e)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of November 25, 2039 and a market value of $1,054,583 as of June 30, 2010.

ADR - American Depository Receipt

GDR - Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$8,472,698	27.32
United States Dollar	4,594,125	14.81
British Pound	4,090,174	13.19
Swiss Franc	3,106,236	10.02
Japanese Yen	2,628,382	8.47
Brazilian Real	2,190,123	7.06
Hong Kong Dollar	2,006,223	6.47
Swedish Krona	1,161,472	3.75
Danish Krone	1,043,290	3.36
Singapore Dollar	968,754	3.12
Malaysian Ringgit	456,300	1.47
Norwegian Krone	188,795	0.61
Canadian Dollar	107,255	0.35

Total Investments	$31,013,827	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$6,039,964	19.50
Consumer Discretionary	4,171,134	13.47
Industrials	4,140,391	13.37
Consumer Staples	4,127,024	13.33
Materials	3,710,825	11.98
Energy	2,509,080	8.10
Information Technology	2,435,305	7.86
Health Care	1,867,948	6.03
Telecommunication Services	598,545	1.93
Utilities	383,932	1.24

Total Stocks	29,984,148	96.81
Repurchase Agreement	1,029,679	3.32
Liabilities, Net of Cash and Other Assets	(40,917)	(0.13)

Net Assets	$30,972,910	100.00%

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (99.20%)
Consumer Discretionary (10.05%)
Abercrombie & Fitch Co. Class A	3,826	$117,420
Amazon.com Inc. (a)	14,638	1,599,348
Apollo Group Inc. Class A (a)	5,332	226,450
AutoNation Inc. (a)	3,923	76,498
AutoZone Inc. (a)	1,250	241,525
Bed Bath & Beyond Inc. (a)	11,168	414,109
Best Buy Company Inc.	14,792	500,857
Big Lots Inc. (a)	3,393	108,881
CarMax Inc. (a)	9,513	189,309
Carnival Corp.	18,494	559,259
CBS Corp. Class B	29,235	378,009
Coach Inc.	13,026	476,100
Comcast Corp. Class A	120,385	2,091,087
Darden Restaurants Inc.	6,045	234,848
DeVry Inc.	2,672	140,253
DIRECTV Class A (a)	38,778	1,315,350
Discovery Communications Inc. Class A (a)	12,068	430,948
DR Horton Inc.	11,990	117,862
Eastman Kodak Co. (a)	11,724	50,882
Expedia Inc.	8,951	168,100
Family Dollar Stores Inc.	5,774	217,622
Ford Motor Co. (a)	145,309	1,464,715
Fortune Brands Inc.	6,434	252,084
GameStop Corp. Class A (a)	6,507	122,267
Gannett Co. Inc.	10,370	139,580
GAP Inc., The	19,172	373,087
Genuine Parts Co.	6,729	265,459
Goodyear Tire & Rubber Co., The (a)	10,450	103,873
H&R Block Inc.	14,195	222,720
Harley-Davidson Inc.	9,931	220,766
Harman International Industries Inc. (a)	3,019	90,238
Hasbro Inc.	5,576	229,174
Home Depot Inc.	71,692	2,012,394
International Game Technology	12,867	202,012
Interpublic Group of Companies Inc., The (a)	21,233	151,391
J.C. Penney Company Inc.	10,013	215,079
Johnson Controls Inc.	28,618	768,966
Kohl’s Corp. (a)	13,196	626,810
Leggett & Platt Inc.	6,470	129,788
Lennar Corp.	7,075	98,413
Limited Brands Inc.	11,624	256,542
Lowe’s Companies Inc.	60,985	1,245,314
Macy’s Inc.	17,943	321,180
Marriott International Inc. Class A	10,995	329,190
Mattel Inc.	15,425	326,393
McDonald’s Corp.	45,919	3,024,685
McGraw-Hill Companies Inc., The	13,457	378,680
Meredith Corp.	1,577	49,092
New York Times Co. Class A, The (a)	5,032	43,527
Newell Rubbermaid Inc.	12,013	175,870
News Corp. Class A	95,977	1,147,885
NIKE Inc. Class B	16,611	1,122,073
Nordstrom Inc.	7,183	231,221
Office Depot Inc. (a)	11,880	47,995
Omnicom Group Inc.	13,052	447,684

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
O’Reilly Automotive Inc. (a)	5,955	$283,220
Polo Ralph Lauren Corp.	2,806	204,726
Priceline.com Inc. (a)	2,024	357,317
Pulte Group Inc. (a)	13,764	113,966
RadioShack Corp.	5,418	105,705
Ross Stores Inc.	5,239	279,186
Scripps Networks Interactive Class A	3,909	157,689
Sears Holdings Corp. (a)	2,105	136,088
Stanley Black & Decker Inc.	6,842	345,658
Staples Inc.	31,062	591,731
Starbucks Corp.	31,675	769,702
Starwood Hotels & Resorts Worldwide Inc.	8,083	334,879
Target Corp.	31,424	1,545,118
Tiffany & Co.	5,424	205,624
Time Warner Cable Inc.	15,148	788,908
Time Warner Inc.	48,630	1,405,893
TJX Companies Inc.	17,413	730,475
Urban Outfitters Inc. (a)	5,482	188,526
VF Corp.	3,725	265,146
Viacom Inc. Class B	25,874	811,667
Walt Disney Co., The	83,543	2,631,605
Washington Post Co., The	265	108,777
Whirlpool Corp.	3,226	283,307
Wyndham Worldwide Corp.	7,692	154,917
Wynn Resorts Ltd.	2,913	222,175
Yum! Brands Inc.	19,994	780,566

		40,293,435

Consumer Staples (11.44%)
Altria Group Inc.	88,962	1,782,798
Archer-Daniels-Midland Co.	27,380	706,952
Avon Products Inc.	18,219	482,804
Brown-Forman Corp. Class B	4,597	263,086
Campbell Soup Co.	7,985	286,103
Clorox Co.	6,062	376,814
Coca-Cola Co., The	98,408	4,932,209
Coca-Cola Enterprises Inc.	13,874	358,782
Colgate-Palmolive Co.	20,927	1,648,211
ConAgra Foods Inc.	19,166	446,951
Constellation Brands Inc. (a)	8,212	128,271
Costco Wholesale Corp.	18,835	1,032,723
CVS Caremark Corp.	58,065	1,702,466
Dean Foods Co. (a)	7,783	78,375
Dr. Pepper Snapple Group Inc.	10,493	392,333
Estee Lauder Companies Inc. Class A, The	5,126	285,672
General Mills Inc.	28,304	1,005,358
H.J. Heinz Co.	13,477	582,476
Hershey Co., The	7,031	336,996
Hormel Foods Corp.	2,882	116,663
J.M. Smucker Co., The	5,037	303,328
Kellogg Co.	10,867	546,610
Kimberly-Clark Corp.	17,623	1,068,482
Kraft Foods Inc. Class A	74,369	2,082,332
Kroger Co., The	27,696	545,334

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	6,506	$468,302
McCormick & Co. Inc.	5,700	216,372
Mead Johnson Nutrition Co. Class A	8,710	436,545
Molson Coors Brewing Co. Class B	6,686	283,219
PepsiCo Inc.	68,799	4,193,299
Philip Morris International Inc.	79,004	3,621,543
Procter & Gamble Co., The	122,852	7,368,663
Reynolds American Inc.	7,156	372,971
Safeway Inc.	16,577	325,904
Sara Lee Corp.	28,165	397,126
Supervalu Inc.	9,245	100,216
Sysco Corp.	25,248	721,335
Tyson Foods Inc.	13,216	216,610
Walgreen Co.	41,721	1,113,951
Wal-Mart Stores Inc.	88,623	4,260,108
Whole Foods Market Inc. (a)	7,377	265,720

		45,854,013

Energy (10.60%)
Anadarko Petroleum Corp.	21,143	763,051
Apache Corp.	14,407	1,212,925
Baker Hughes Inc.	18,244	758,403
Cabot Oil & Gas Corp.	4,520	141,566
Cameron International Corp. (a)	10,421	338,891
Chesapeake Energy Corp.	27,778	581,949
Chevron Corp.	85,680	5,814,245
ConocoPhillips	63,485	3,116,479
CONSOL Energy Inc.	9,627	325,008
Denbury Resources Inc. (a)	17,113	250,534
Devon Energy Corp.	19,032	1,159,429
Diamond Offshore Drilling Inc.	2,936	182,590
El Paso Corp.	30,263	336,222
EOG Resources Inc.	10,824	1,064,757
Exxon Mobil Corp.	218,166	12,450,734
FMC Technologies Inc. (a)	5,186	273,095
Halliburton Co.	38,554	946,501
Helmerich & Payne Inc.	4,433	161,893
Hess Corp.	12,409	624,669
Marathon Oil Corp.	30,370	944,203
Massey Energy Co.	4,326	118,316
Murphy Oil Corp.	8,148	403,733
Nabors Industries Ltd. (a)	12,043	212,198
National-Oilwell Varco Inc.	17,830	589,638
Noble Energy Inc.	7,435	448,554
Occidental Petroleum Corp.	34,658	2,673,865
Peabody Energy Corp.	11,454	448,195
Pioneer Natural Resources Co.	4,985	296,358
Range Resources Corp.	6,741	270,651
Rowan Companies Inc. (a)	4,980	109,261
Schlumberger Ltd.	50,839	2,813,430
Smith International Inc.	10,565	397,772
Southwestern Energy Co. (a)	14,750	569,940
Spectra Energy Corp.	27,593	553,792
Sunoco Inc.	5,081	176,666
Tesoro Corp.	6,130	71,537
Valero Energy Corp.	24,032	432,095

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Williams Companies Inc., The	24,872	$454,660

		42,487,805

Financials (16.17%)
Aflac Inc.	19,985	852,760
Allstate Corp., The	22,863	656,854
American Express Co.	51,240	2,034,228
American International Group Inc. (a)	5,715	196,825
Ameriprise Financial Inc.	10,891	393,492
Aon Corp.	11,553	428,847
Apartment Investment and Management Co.	5,078	98,361
Assurant Inc.	4,784	166,005
AvalonBay Communities Inc.	3,540	330,530
Bank of America Corp.	427,960	6,149,785
Bank of New York Mellon Corp.	51,738	1,277,411
BB&T Corp.	29,424	774,145
Berkshire Hathaway Inc. Class B (a)	70,611	5,626,991
Boston Properties Inc.	5,925	422,690
Capital One Financial Corp.	19,570	788,671
CB Richard Ellis Group Inc. Class A (a)	11,711	159,387
Charles Schwab Corp., The	41,654	590,654
Chubb Corp.	14,001	700,190
Cincinnati Financial Corp.	7,072	182,953
Citigroup Inc. (a)	964,197	3,625,381
CME Group Inc.	2,804	789,466
Comerica Inc.	7,542	277,772
Discover Financial Services	23,064	322,435
E*TRADE Financial Corp. (a)	8,663	102,397
Equity Residential	12,016	500,346
Federated Investors Inc. Class B	3,832	79,361
Fifth Third Bancorp	33,892	416,533
First Horizon National Corp. (a)	9,504	108,821
Franklin Resources Inc.	6,321	544,807
Genworth Financial Inc. Class A (a)	20,792	271,751
Goldman Sachs Group Inc., The	21,963	2,883,083
Hartford Financial Services Group Inc.	18,914	418,567
HCP Inc.	12,484	402,609
Healthcare Realty Trust Inc.	5,231	220,330
Host Hotels & Resorts Inc.	28,231	380,554
Hudson City Bancorp Inc.	20,032	245,192
Huntington Bancshares Inc.	30,836	170,831
IntercontinentalExchange Inc. (a)	3,174	358,757
Invesco Ltd.	19,927	335,371
Janus Capital Group Inc.	8,095	71,884
JPMorgan Chase & Co.	169,713	6,213,193
KeyCorp	37,215	286,183
Kimco Realty Corp.	17,123	230,133
Legg Mason Inc.	7,046	197,499
Leucadia National Corp. (a)	7,990	155,885
Lincoln National Corp.	12,863	312,442
Loews Corp.	14,915	496,819
M&T Bank Corp.	3,591	305,055
Marsh & McLennan Companies Inc.	23,086	520,589
Marshall & Ilsley Corp.	22,742	163,288
MetLife Inc.	35,058	1,323,790

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Moody’s Corp.	8,266	$164,659
Morgan Stanley	59,544	1,382,016
NASDAQ OMX Group Inc., The (a)	6,062	107,782
Northern Trust Corp.	10,300	481,010
NYSE Euronext	11,067	305,781
People’s United Financial Inc.	15,845	213,908
Plum Creek Timber Co. Inc.	6,883	237,670
PNC Financial Services Group Inc.	22,439	1,267,804
Principal Financial Group Inc.	13,578	318,268
Progressive Corp., The	28,622	535,804
ProLogis	20,622	208,901
Prudential Financial Inc.	19,927	1,069,283
Public Storage	5,784	508,471
Regions Financial Corp.	50,747	333,915
Simon Property Group Inc.	12,485	1,008,164
SLM Corp. (a)	21,088	219,104
State Street Corp.	21,401	723,782
Suntrust Banks Inc.	21,281	495,847
T Rowe Price Group Inc.	11,037	489,932
Torchmark Corp.	3,491	172,839
Travelers Companies Inc., The	21,139	1,041,096
Unum Group	14,099	305,948
US Bancorp	81,786	1,827,917
Ventas Inc.	6,758	317,288
Vornado Realty Trust	6,721	490,297
Wells Fargo & Co.	222,242	5,689,395
XL Capital Ltd. Class A	14,489	231,969
Zions Bancorporation	6,827	147,258

		64,858,011

Health Care (11.99%)
Abbott Laboratories	65,852	3,080,557
Aetna Inc.	18,131	478,296
Allergan Inc.	13,103	763,381
AmerisourceBergen Corp.	12,007	381,222
Amgen Inc. (a)	40,870	2,149,762
Baxter International Inc.	25,454	1,034,451
Becton Dickinson and Co.	9,945	672,481
Biogen Idec Inc. (a)	11,345	538,320
Boston Scientific Corp. (a)	64,378	373,392
Bristol-Myers Squibb Co.	73,353	1,829,424
Cardinal Health Inc.	15,407	517,829
CareFusion Corp. (a)	7,455	169,229
Celgene Corp. (a)	19,711	1,001,713
Cephalon Inc. (a)	3,276	185,913
Cerner Corp. (a)	2,893	219,550
Cigna Corp.	11,885	369,148
Coventry Health Care Inc. (a)	6,177	109,209
CR Bard Inc.	4,073	315,780
DaVita Inc. (a)	4,457	278,295
DENTSPLY International Inc.	6,187	185,053
Eli Lilly & Co.	43,221	1,447,904
Express Scripts Inc. (a)	23,324	1,096,694
Forest Laboratories Inc. (a)	12,890	353,573
Genzyme Corp. (a)	11,341	575,783
Gilead Sciences Inc. (a)	37,974	1,301,749

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Hospira Inc. (a)	7,089	$407,263
Humana Inc. (a)	7,198	328,733
Intuitive Surgical Inc. (a)	1,681	530,557
Johnson & Johnson	117,647	6,948,232
King Pharmaceuticals Inc. (a)	10,702	81,228
Laboratory Corp. of America Holdings (a)	4,442	334,705
Life Technologies Corp. (a)	7,820	369,495
McKesson Corp.	11,579	777,646
Medco Health Solutions Inc. (a)	19,495	1,073,785
Medtronic Inc.	47,044	1,706,286
Merck & Co. Inc.	133,010	4,651,360
Millipore Corp. (a)	2,422	258,306
Mylan Inc. (a)	13,024	221,929
Patterson Companies Inc.	4,046	115,432
PerkinElmer Inc.	5,035	104,073
Pfizer Inc.	344,086	4,906,666
Quest Diagnostics Inc.	6,398	318,428
St. Jude Medical Inc. (a)	13,870	500,568
Stryker Corp.	12,043	602,873
Tenet Healthcare Corp. (a)	18,617	80,798
Thermo Fisher Scientific Inc. (a)	17,585	862,544
UnitedHealth Group Inc.	48,502	1,377,457
Varian Medical Systems Inc. (a)	5,345	279,437
Waters Corp. (a)	3,960	256,212
Watson Pharmaceuticals Inc. (a)	4,635	188,042
WellPoint Inc. (a)	18,231	892,043
Zimmer Holdings Inc. (a)	8,660	468,073

		48,070,879

Industrials (10.23%)
3M Co.	30,416	2,402,560
Avery Dennison Corp.	4,669	150,015
Boeing Co., The	32,377	2,031,657
Caterpillar Inc.	26,777	1,608,494
CH Robinson Worldwide Inc.	7,102	395,297
Cintas Corp.	5,668	135,862
CSX Corp.	16,617	824,702
Cummins Inc.	8,583	559,011
Danaher Corp.	22,500	835,200
Deere & Co.	18,190	1,012,819
Dover Corp.	7,928	331,311
Dun & Bradstreet Corp.	2,125	142,630
Eaton Corp.	7,149	467,831
Emerson Electric Co.	32,195	1,406,600
Equifax Inc.	5,456	153,095
Expeditors International of Washington Inc.	9,195	317,319
Fastenal Co.	5,590	280,562
FedEx Corp.	13,329	934,496
Flowserve Corp.	2,361	200,213
Fluor Corp.	7,612	323,510
General Dynamics Corp.	16,431	962,199
General Electric Co.	455,412	6,567,041
Goodrich Corp.	5,325	352,781
Honeywell International Inc.	32,728	1,277,374

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Illinois Tool Works Inc.	16,483	$680,418
Iron Mountain Inc.	7,841	176,109
ITT Corp.	7,798	350,286
Jacobs Engineering Group Inc. (a)	5,257	191,565
L-3 Communications Holdings Inc.	4,928	349,100
Lockheed Martin Corp.	13,300	990,850
Masco Corp.	15,128	162,777
Norfolk Southern Corp.	15,749	835,484
Northrop Grumman Corp.	12,900	702,276
Paccar Inc.	15,519	618,743
Pall Corp.	4,922	169,169
Parker Hannifin Corp.	6,855	380,178
Pitney Bowes Inc.	8,768	192,545
Precision Castparts Corp.	6,037	621,328
Quanta Services Inc. (a)	9,093	187,770
Raytheon Co.	16,283	787,934
Republic Services Inc.	13,808	410,512
Robert Half International Inc.	6,464	152,227
Rockwell Automation Inc.	6,055	297,240
Rockwell Collins Inc.	6,673	354,536
Roper Industries Inc.	4,053	226,806
RR Donnelley & Sons Co.	8,662	141,797
Ryder System Inc.	2,330	93,736
Snap-On Inc.	2,517	102,970
Southwest Airlines Co.	31,677	351,931
Stericycle Inc. (a)	3,665	240,351
Textron Inc.	11,549	195,987
Union Pacific Corp.	21,615	1,502,459
United Parcel Service Inc. Class B	42,280	2,405,309
United Technologies Corp.	39,774	2,581,730
Waste Management Inc.	20,665	646,608
WW Grainger Inc.	2,670	265,532

		41,038,842

Information Technology (18.60%)
Adobe Systems Inc. (a)	22,548	595,944
Advanced Micro Devices Inc. (a)	24,426	178,798
Agilent Technologies Inc. (a)	14,869	422,726
Akamai Technologies Inc. (a)	7,397	300,096
Altera Corp.	12,867	319,230
Amphenol Corp. Class A	7,329	287,883
Analog Devices Inc.	12,646	352,318
Apple Inc. (a)	38,814	9,762,885
Applied Materials Inc.	57,227	687,869
Autodesk Inc. (a)	9,743	237,339
Automatic Data Processing Inc.	21,507	865,872
BMC Software Inc. (a)	7,687	266,201
Broadcom Corp. Class A	18,374	605,791
CA Inc.	16,829	309,654
Cisco Systems Inc. (a)	243,815	5,195,698
Citrix Systems Inc. (a)	7,958	336,066
Cognizant Technology Solutions Corp. Class A (a)	12,810	641,269
Computer Sciences Corp.	6,514	294,759
Compuware Corp. (a)	9,735	77,685
Corning Inc.	66,826	1,079,240

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Dell Inc. (a)	73,345	$884,541
eBay Inc. (a)	48,502	951,124
Electronic Arts Inc. (a)	13,846	199,382
EMC Corp. (a)	87,792	1,606,594
Fidelity National Information Services Inc.	14,262	382,507
First Solar Inc. (a)	2,050	233,352
Fiserv Inc. (a)	6,483	296,014
FLIR Systems Inc. (a)	6,655	193,594
Google Inc. Class A (a)	10,325	4,594,109
Harris Corp.	5,533	230,449
Hewlett-Packard Co.	99,590	4,310,255
Intel Corp.	237,335	4,616,166
International Business Machines Corp.	54,704	6,754,850
Intuit Inc. (a)	13,383	465,327
Jabil Circuit Inc.	8,349	111,042
JDS Uniphase Corp. (a)	9,653	94,986
Juniper Networks Inc. (a)	22,390	510,940
KLA-Tencor Corp.	7,265	202,548
Lexmark International Inc. (a)	3,430	113,293
Linear Technology Corp.	9,453	262,888
LSI Corp. (a)	28,423	130,746
MasterCard Inc. Class A	4,146	827,251
McAfee Inc. (a)	6,729	206,715
MEMC Electronic Materials Inc. (a)	9,839	97,209
Microchip Technology Inc.	7,995	221,781
Micron Technology Inc. (a)	36,182	307,185
Microsoft Corp.	325,229	7,483,519
Molex Inc.	5,844	106,595
Monster Worldwide Inc. (a)	5,557	64,739
Motorola Inc. (a)	99,537	648,981
National Semiconductor Corp.	10,282	138,396
NetApp Inc. (a)	14,690	548,084
Novell Inc. (a)	15,330	87,074
Novellus Systems Inc. (a)	4,107	104,154
NVIDIA Corp. (a)	24,406	249,185
Oracle Corp.	166,991	3,583,627
Paychex Inc.	13,657	354,672
QLogic Corp. (a)	4,884	81,172
QUALCOMM Inc.	69,985	2,298,307
Red Hat Inc. (a)	7,954	230,189
SAIC Inc. (a)	12,508	209,384
Salesforce.com Inc. (a)	4,827	414,253
SanDisk Corp. (a)	9,846	414,221
Symantec Corp. (a)	33,897	470,490
Tellabs Inc.	16,483	105,326
Teradata Corp. (a)	7,214	219,883
Teradyne Inc. (a)	7,565	73,759
Texas Instruments Inc.	52,154	1,214,145
Total System Services Inc.	8,612	117,123
VeriSign Inc. (a)	7,698	204,382
Visa Inc. Class A	19,305	1,365,829
Western Digital Corp. (a)	9,717	293,065
Western Union Co.	28,672	427,500
Xerox Corp.	58,822	472,929
Xilinx Inc.	11,694	295,390

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Yahoo! Inc. (a)	50,251	$694,971

		74,593,515

Materials (3.41%)
Air Products & Chemicals Inc.	9,041	585,947
Airgas Inc.	3,576	222,427
AK Steel Holding Corp.	4,705	56,084
Alcoa Inc.	43,482	437,429
Allegheny Technologies Inc.	4,266	188,515
Ball Corp.	3,948	208,573
Bemis Co. Inc.	4,713	127,251
CF Industries Holdings Inc.	3,059	194,094
Cliffs Natural Resources Inc.	5,751	271,217
Dow Chemical Co., The	49,262	1,168,495
E.I. du Pont de Nemours & Co.	38,683	1,338,045
Eastman Chemical Co.	3,064	163,495
Ecolab Inc.	9,924	445,687
FMC Corp.	3,154	181,134
Freeport-McMoRan Copper & Gold Inc.	20,122	1,189,814
International Flavors & Fragrances Inc.	3,434	145,670
International Paper Co.	18,730	423,860
MeadWestvaco Corp.	7,406	164,413
Monsanto Co.	23,242	1,074,245
Newmont Mining Corp.	20,915	1,291,292
Nucor Corp.	13,421	513,756
Owens-Illinois Inc. (a)	7,111	188,086
Pactiv Corp. (a)	5,690	158,467
PPG Industries Inc.	7,071	427,159
Praxair Inc.	13,049	991,594
Sealed Air Corp.	6,898	136,029
Sherwin-Williams Co., The	3,896	269,564
Sigma-Aldrich Corp.	5,150	256,624
Titanium Metals Corp. (a)	3,715	65,347
United States Steel Corp.	6,088	234,692
Vulcan Materials Co.	5,455	239,093
Weyerhaeuser Co.	8,962	315,462

		13,673,560

Telecommunication Services (2.98%)
American Tower Corp. Class A (a)	17,158	763,531
AT&T Inc.	252,051	6,097,114
CenturyLink Inc.	12,762	425,102
Frontier Communications Corp.	13,501	95,992
MetroPCS Communications Inc. (a)	10,827	88,673
Qwest Communications
International Inc.	64,433	338,273
Sprint Nextel Corp. (a)	126,908	538,090
Verizon Communications Inc.	120,512	3,376,746
Windstream Corp.	20,588	217,409

		11,940,930

Utilities (3.73%)
AES Corp., The (a)	28,447	262,850
Allegheny Energy Inc.	7,387	152,763
Ameren Corp.	10,222	242,977

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American Electric Power Company Inc.	20,371	$657,983
CenterPoint Energy Inc.	17,662	232,432
CMS Energy Corp.	9,972	146,090
Consolidated Edison Inc.	11,991	516,812
Constellation Energy Group Inc.	8,722	281,284
Dominion Resources Inc.	25,397	983,880
DTE Energy Co.	7,183	327,617
Duke Energy Corp.	56,206	899,296
Edison International	13,868	439,893
Entergy Corp.	8,063	577,472
EQT Corp.	6,060	219,008
Exelon Corp.	28,109	1,067,299
FirstEnergy Corp.	12,994	457,779
Integrys Energy Group Inc.	3,293	144,036
NextEra Energy Inc.	17,747	865,344
Nicor Inc.	1,964	79,542
NiSource Inc.	12,017	174,247
Northeast Utilities	7,404	188,654
NRG Energy Inc. (a)	10,850	230,128
ONEOK Inc.	4,570	197,652
Pepco Holdings Inc.	9,688	151,908
PG&E Corp.	15,824	650,366
Pinnacle West Capital Corp.	4,626	168,201
PPL Corp.	19,984	498,601
Progress Energy Inc.	12,305	482,602
Public Service Enterprise Group Inc.	21,561	675,506
Questar Corp. (b)	7,537	342,858
SCANA Corp.	4,854	173,579
Sempra Energy	10,524	492,418
Southern Co.	35,171	1,170,491
TECO Energy Inc.	9,225	139,021
Wisconsin Energy Corp.	5,062	256,846
Xcel Energy Inc.	19,786	407,789

		14,955,224

Total Common Stocks
(cost $487,236,552)		397,766,214

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value

Short-term Investments (0.72%)
U.S. Treasury Bill (c)
0.159%, 08/12/2010	$2,884,000	$2,883,446

Total Short-term Investments
(cost $2,883,523)		2,883,446

TOTAL INVESTMENTS (99.92%)
(cost $490,120,075)		400,649,660
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		302,449

NET ASSETS (100.00%)		$400,952,109

	Shares	Value
Securities Sold Short
Questar Corp. (post spin-off shares) (a) (b)	7,537	$121,702

Total Securities Sold Short
(proceeds $121,702)		121,702

(a)	Non-income producing security.

(b)	On June 14, 2010, Questar Corp. announced a spin-off distribution of QEP Resources, Inc. effective on July 1, 2010. In anticipation of this transaction, and because the post spin-off Questar Corp. would not remain as a security contained in the S&P 500 Index, the Fund initiated a transaction to sell post spin-off Questar Corp. on June 30, 2010, with a settlement date of July 7, 2010. The sale was settled on July 7, 2010, with the shares of post spin-off Questar Corp. held by the Fund following the spin-off, leaving the Fund as the owner of shares of QEP Resources, Inc.

(c)	At June 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.35%)
Consumer Discretionary (13.55%)
1-800-FLOWERS.COM Inc. (a)	5,927	$12,210
99 Cents Only Stores (a)	9,606	142,169
AFC Enterprises Inc. (a)	5,200	47,320
AH Belo Corp. Class A (a)	3,621	24,043
Ambassadors Group Inc.	3,749	42,326
American Apparel Inc. (a)	7,425	13,588
American Axle & Manufacturing Holdings Inc. (a)	12,360	90,599
American Greetings Corp. Class A	8,042	150,868
American Public Education Inc. (a)	3,773	164,880
America’s Car-Mart Inc. (a)	2,140	48,428
Amerigon Inc. (a)	4,591	33,882
Ameristar Casinos Inc.	5,412	81,505
AnnTaylor Stores Corp. (a)	12,224	198,884
Arbitron Inc.	5,556	142,400
Arctic Cat Inc. (a)	2,433	22,165
Asbury Automotive Group Inc. (a)	6,067	63,946
Ascent Media Corp. Class A (a)	2,922	73,810
Audiovox Corp. (a)	3,821	28,084
Ballantyne Strong Inc. (a)	2,849	20,627
Barnes & Noble Inc.	7,907	102,000
Beasley Broadcast Group Inc. Class A (a)	815	3,969
Beazer Homes USA Inc. (a)	15,860	57,573
bebe stores inc.	6,650	42,560
Belo Corp. Class A (a)	18,697	106,386
Big 5 Sporting Goods Corp.	4,464	58,657
Biglari Holdings Inc. (a)	293	84,062
BJ’s Restaurants Inc. (a)	4,605	108,678
Blue Nile Inc. (a)	2,559	120,478
Bluegreen Corp. (a)	2,821	8,491
Blyth Inc.	1,205	41,054
Bob Evans Farms Inc.	6,241	153,653
Bon-Ton Stores Inc., The (a)	2,364	23,049
Books-A-Million Inc.	1,675	10,084
Borders Group Inc. (a)	11,312	15,045
Boyd Gaming Corp. (a)	11,048	93,798
Bridgepoint Education Inc. (a)	3,982	62,955
Brookfield Homes Corp. (a)	2,200	14,828
Brown Shoe Co. Inc.	8,907	135,208
Brunswick Corp.	18,374	228,389
Buckle Inc., The	5,394	174,873
Buffalo Wild Wings Inc. (a)	3,687	134,870
Build-A-Bear Workshop Inc. (a)	3,470	23,527
Cabela’s Inc. (a)	8,243	116,556
California Pizza Kitchen Inc. (a)	4,001	60,615
Callaway Golf Co.	13,415	81,027
Cambium Learning Group Inc. (a)	3,282	11,815
Capella Education Co. (a)	3,446	280,332
Caribou Coffee Company Inc. (a)	1,597	15,124
Carmike Cinemas Inc. (a)	2,221	13,459
Carrols Restaurant Group Inc. (a)	2,666	12,184
Carter’s Inc. (a)	12,215	320,644
Casual Male Retail Group Inc. (a)	8,418	28,790
Cato Corp. Class A	5,824	128,244
Cavco Industries Inc. (a)	1,292	45,453
CEC Entertainment Inc. (a)	4,581	161,526

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	23,319	$87,446
Cheesecake Factory Inc., The (a)	12,527	278,851
Cherokee Inc.	1,554	26,573
Children’s Place Retail Stores Inc., The (a)	5,701	250,958
Christopher & Banks Corp.	7,073	43,782
Churchill Downs Inc.	2,325	76,260
Cinemark Holdings Inc.	11,683	153,631
Citi Trends Inc. (a)	3,029	99,775
CKE Restaurants Inc.	11,330	141,965
CKX Inc. (a)	11,841	59,087
Coinstar Inc. (a)	6,544	281,196
Coldwater Creek Inc. (a)	12,485	41,950
Collective Brands Inc. (a)	13,291	209,998
Columbia Sportswear Co.	2,392	111,635
Conn’s Inc. (a)	2,383	14,012
Cooper Tire & Rubber Co.	12,583	245,368
Core-Mark Holding Co. Inc. (a)	2,184	59,842
Corinthian Colleges Inc. (a)	18,098	178,265
CPI Corp.	988	22,151
Cracker Barrel Old Country Store Inc.	4,895	227,911
Crocs Inc. (a)	17,619	186,409
Crown Media Holdings Inc. (a)	1,166	2,052
CSS Industries Inc.	1,590	26,235
Culp Inc. (a)	1,775	19,454
Cumulus Media Inc. Class A (a)	4,334	11,572
Dana Holding Corp. (a)	28,921	289,210
Deckers Outdoor Corp. (a)	2,669	381,320
Delta Apparel Inc. (a)	1,195	17,447
Denny’s Corp. (a)	20,836	54,174
Destination Maternity Corp. (a)	948	23,984
Dex One Corp. (a)	10,276	195,244
Dillard’s Inc. Class A	9,545	205,218
DineEquity Inc. (a)	3,683	102,829
Domino’s Pizza Inc. (a)	7,622	86,129
Dorman Products Inc. (a)	2,397	48,731
Dress Barn Inc., The (a)	12,309	293,077
Drew Industries Inc. (a)	3,916	79,103
drugstore.com Inc. (a)	18,939	58,332
DSW Inc. (a)	2,887	64,842
E.W. Scripps Co Class A (a)	6,265	46,674
Eastman Kodak Co. (a)	55,539	241,039
Einstein Noah Restaurant
Group Inc. (a)	1,099	11,858
Empire Resorts Inc. (a)	4,929	8,034
Entercom Communications Corp. Class A (a)	4,788	42,230
Entravision Communications Corp. Class A (a)	9,793	20,663
Ethan Allen Interiors Inc.	5,042	70,538
Exide Technologies (a)	15,458	80,382
Express Inc. (a)	3,255	53,284
Finish Line Inc. Class A, The	10,428	145,262
Fisher Communications Inc. (a)	1,344	22,633
Fred’s Inc. Class A	8,180	90,471
Fuel Systems Solutions Inc. (a)	2,912	75,566
Furniture Brands International Inc. (a)	9,133	47,674

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. Class A	3,421	$20,765
Gaylord Entertainment Co. (a)	7,221	159,512
Genesco Inc. (a)	5,025	132,208
G-III Apparel Group Ltd. (a)	3,150	72,104
Global Sources Ltd. (a)	4,695	36,809
Grand Canyon Education Inc. (a)	6,358	148,968
Gray Television Inc. (a)	9,777	23,563
Group 1 Automotive Inc. (a)	5,030	118,356
Gymboree Corp. (a)	6,087	259,976
Harte-Hanks Inc.	7,930	82,868
Haverty Furniture Companies Inc.	3,827	47,034
Hawk Corp. Class A (a)	1,102	28,046
Helen of Troy Ltd. (a)	6,300	138,978
hhgregg Inc. (a)	2,688	62,684
Hibbett Sports Inc. (a)	5,958	142,754
Hooker Furniture Corp.	2,155	22,972
Hot Topic Inc.	9,354	47,518
Hovnanian Enterprises Inc. (a)	10,966	40,355
HSN Inc. (a)	8,080	193,920
Iconix Brand Group Inc. (a)	14,830	213,107
Interval Leisure Group Inc. (a)	8,303	103,372
iRobot Corp. (a)	4,302	80,835
Isle of Capri Casinos Inc. (a)	3,230	29,910
Jack in the Box Inc. (a)	11,386	221,458
JAKKS Pacific Inc. (a)	5,723	82,297
Jamba Inc. (a)	11,997	25,554
Jo-Ann Stores Inc. (a)	5,622	210,881
Joe’s Jeans Inc. (a)	8,464	16,759
Johnson Outdoors Inc. Class A (a)	859	9,664
Jones Apparel Group Inc.	17,932	284,222
Jos. A. Bank Clothiers Inc. (a)	3,769	203,488
Journal Communications Inc. Class A (a)	8,512	33,793

K12 Inc. (a)	5,149	114,205
Kenneth Cole Productions Inc. (a)	1,745	19,212
Kid Brands Inc. (a)	2,507	17,624
Kirkland’s Inc. (a)	3,413	57,594
Knology Inc. (a)	6,233	68,127
Krispy Kreme Doughnuts Inc. (a)	12,312	41,491
K-Swiss Inc. Class A (a)	5,570	62,551
LaCrosse Footwear Inc.	937	15,779
Landry’s Restaurants Inc. (a)	1,590	38,891
La-Z-Boy Inc. (a)	10,547	78,364
Leapfrog Enterprises Inc. (a)	7,131	28,667
Learning Tree International Inc. (a)	1,356	14,713
Lee Enterprises Inc. Class A (a)	9,053	23,266
Libbey Inc. (a)	3,287	42,665
Life Time Fitness Inc. (a)	8,583	272,854
Lifetime Brands Inc. (a)	1,868	27,310
Lin TV Corp. (a)	5,821	31,492
Lincoln Educational Services Corp. (a)	3,358	69,141
Lions Gate Entertainment Corp. (a)	13,911	97,099
Lithia Motors Inc. Class A	4,378	27,056
Live Nation Entertainment Inc. (a)	29,082	303,907
Liz Claiborne Inc. (a)	19,682	83,058
LodgeNet Interactive Corp. (a)	5,023	18,635

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lumber Liquidators Holdings Inc. (a)	4,555	$106,268
M/I Homes Inc. (a)	3,761	36,256
Mac-Gray Corp.	2,493	27,772
Maidenform Brands Inc. (a)	4,691	95,509
Marcus Corp.	3,998	37,821
Marine Products Corp. (a)	2,326	13,165
MarineMax Inc. (a)	4,465	30,987
Martha Stewart Living Omnimedia Inc. (a)	5,601	27,557
Matthews International Corp.	6,289	184,142
McClatchy Co. Class A, The (a)	12,134	44,168
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,188	23,782
Media General Inc. Class A (a)	4,484	43,764
Mediacom Communications Corp. Class A (a)	7,941	53,364
Men’s Wearhouse Inc., The	10,810	198,472
Meritage Homes Corp. (a)	6,592	107,318
Midas Inc. (a)	3,045	23,355
Modine Manufacturing Co. (a)	9,684	74,373
Monarch Casino & Resort Inc. (a)	1,635	16,563
Monro Muffler Brake Inc.	4,072	160,966
Morgans Hotel Group Co. (a)	4,605	28,367
Movado Group Inc. (a)	3,294	35,180
Multimedia Games Inc. (a)	5,221	23,494
National American University Holdings Inc.	1,548	13,483
National CineMedia Inc.	8,925	148,690
National Presto Industries Inc.	1,008	93,603
New York & Co. Inc. (a)	5,088	11,652
Nexstar Broadcasting Group Inc. Class A (a)	2,095	9,176
NutriSystem Inc.	6,378	146,311
O’Charley’s Inc. (a)	3,981	21,099
OfficeMax Inc. (a)	17,431	227,649
Orbitz Worldwide Inc. (a)	4,308	16,413
Orient-Express Hotels Ltd. Class A (a)	18,748	138,735
Outdoor Channel Holdings Inc. (a)	2,634	12,301
Overstock.com Inc. (a)	3,129	56,541
Oxford Industries Inc.	2,818	58,981
Pacific Sunwear of California Inc. (a)	13,758	44,026
Papa John’s International Inc. (a)	4,383	101,335
Peet’s Coffee & Tea Inc. (a)	2,401	94,287
Penske Automotive Group Inc. (a)	9,062	102,944
Pep Boys-Manny, Moe & Jack, The	10,741	95,165
Perry Ellis International Inc. (a)	2,043	41,269
PetMed Express Inc.	4,719	83,998
PF Chang’s China Bistro Inc.	4,816	190,954
Pier 1 Imports Inc. (a)	21,689	139,026
Pinnacle Entertainment Inc. (a)	12,281	116,178
Playboy Enterprises Inc. (a)	4,731	19,870
Polaris Industries Inc.	6,426	350,988
Pool Corp.	10,178	223,102
Pre-Paid Legal Services Inc. (a)	1,533	69,736
Primedia Inc.	3,863	11,319
Princeton Review Inc. (a)	3,582	8,310

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Quiksilver Inc. (a)	26,926	$99,626
R.G. Barry Corp.	1,689	18,630
Radio One Inc. Class D (a)	6,144	7,864
RC2 Corp. (a)	4,395	70,803
RCN Corp. (a)	7,406	109,683
ReachLocal Inc. (a)	953	12,360
Red Lion Hotels Corp. (a)	2,646	15,797
Red Robin Gourmet Burgers Inc. (a)	3,222	55,290
Regis Corp.	11,776	183,352
Rent-A-Center Inc. (a)	13,576	275,050
Rentrak Corp. (a)	1,904	46,324
Retail Ventures Inc. (a)	4,788	37,442
Ruby Tuesday Inc. (a)	13,062	111,027
Rue21 Inc. (a)	3,005	91,172
Ruth’s Hospitality Group Inc. (a)	6,032	25,214
Ryland Group Inc.	9,142	144,626
Saks Inc. (a)	27,806	211,048
Sally Beauty Holdings Inc. (a)	19,667	161,269
Scholastic Corp.	6,261	151,015
Scientific Games Corp. Class A (a)	13,338	122,710
Sealy Corp. (a)	10,019	26,751
Select Comfort Corp. (a)	11,189	97,904
Shiloh Industries Inc. (a)	1,011	8,553
Shoe Carnival Inc. (a)	1,872	38,395
Shuffle Master Inc. (a)	11,037	88,406
Shutterfly Inc. (a)	5,508	131,972
Sinclair Broadcast Group Inc.Class A (a)	9,223	53,770
Skechers U.S.A. Inc. (a)	7,112	259,730
Skyline Corp.	1,501	27,033
Smith & Wesson Holding Corp. (a)	12,378	50,626
Sonic Automotive Inc. (a)	8,144	69,713
Sonic Corp. (a)	12,527	97,084
Sotheby’s	13,844	316,612
Spartan Motors Inc.	7,181	30,160
Speedway Motorsports Inc.	2,627	35,622
Sport Supply Group Inc.	1,646	22,155
Stage Stores Inc.	7,794	83,240
Standard Motor Products Inc.	3,966	32,006
Standard Pacific Corp. (a)	21,498	71,588
Stein Mart Inc. (a)	5,263	32,788
Steiner Leisure Ltd. (a)	3,031	116,512
Steinway Musical Instruments Inc. (a)	1,280	22,771
Steven Madden Ltd. (a)	5,045	159,018
Stewart Enterprises Inc.	16,731	90,515
Stoneridge Inc. (a)	3,207	24,341
Sturm, Ruger & Company Inc.	3,866	55,400
Summer Infant Inc. (a)	2,136	13,991
Superior Industries International Inc.	4,829	64,902
SuperMedia Inc. (a)	2,615	47,828
Systemax Inc.	2,095	31,572
Talbots Inc. (a)	14,406	148,526
Tenneco Inc. (a)	12,279	258,596
Texas Roadhouse Inc. Class A (a)	11,782	148,689
Timberland Co. Class A, The (a)	8,489	137,097
True Religion Apparel Inc. (a)	5,312	117,236

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Tuesday Morning Corp. (a)	5,949	$23,737
Ulta Salon Cosmetics & Fragrance Inc. (a)	6,443	152,441
Under Armour Inc. Class A (a)	7,230	239,530
Unifi Inc. (a)	8,701	33,238
UniFirst Corp.	2,856	125,721
Universal Electronics Inc. (a)	2,778	46,198
Universal Technical Institute Inc. (a)	4,312	101,936
US Auto Parts Network Inc. (a)	2,609	15,654
Vail Resorts Inc. (a)	7,451	260,114
Valassis Communications Inc. (a)	10,246	325,003
Value Line Inc.	312	5,660
Vitacost.com Inc. (a)	2,898	26,053
Vitamin Shoppe Inc. (a)	3,263	83,696
Volcom Inc. (a)	3,947	73,296
Warnaco Group Inc., The (a)	9,199	332,452
Warner Music Group Corp. (a)	9,097	44,211
West Marine Inc. (a)	3,082	33,532
Westwood One Inc. (a)	1,035	10,215
Wet Seal Inc. Class A (a)	20,784	75,862
Weyco Group Inc.	1,376	31,345
Winmark Corp.	477	15,965
Winnebago Industries Inc. (a)	6,083	60,465
Wolverine World Wide Inc.	10,192	257,042
World Wrestling Entertainment Inc.	4,930	76,711
Zumiez Inc. (a)	4,309	69,418

		26,563,130

Consumer Staples (3.23%)
Alico Inc.	653	15,006
Alliance One International Inc. (a)	18,717	66,633
American Italian Pasta Co. Class A (a)	4,470	236,329
Andersons Inc., The	3,781	123,223
Arden Group Inc. Class A	240	21,089
B&G Foods Inc. Class A	9,987	107,660
Boston Beer Co. Inc. (a)	1,807	121,882
Bridgford Foods Corp.	333	4,662
Calavo Growers Inc.	2,269	40,751
Cal-Maine Foods Inc.	2,883	92,054
Casey’s General Stores Inc.	10,515	366,974
Cellu Tissue Holdings Inc. (a)	1,793	13,932
Central Garden & Pet Co. (a)	11,878	106,546
Chiquita Brands International Inc. (a)	9,199	111,769
Coca-Cola Bottling Co. Consolidated	896	42,936
Darling International Inc. (a)	16,903	126,942
Diamond Foods Inc.	4,478	184,046
Dole Food Company Inc. (a)	7,487	78,089
Elizabeth Arden Inc. (a)	4,964	72,077
Farmer Brothers Co.	1,392	21,005
Female Health Co., The	3,747	19,447
Fresh Del Monte Produce Inc. (a)	8,264	167,263
Great Atlantic &PacificTea Company Inc., The (a)	6,824	26,614
Griffin Land & Nurseries Inc.	530	13,462
Hain Celestial Group Inc., The (a)	8,481	171,062

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Harbinger Group Inc. (a)	2,137	$13,420
Heckmann Corp. (a)	18,599	86,299
Imperial Sugar Co.	2,561	25,866
Ingles Markets Inc.	2,454	36,933
Inter Parfums Inc.	3,080	43,828
J&J Snack Foods Corp.	2,880	121,248
John B. Sanfilippo & Son Inc. (a)	1,589	22,993
Lancaster Colony Corp.	3,975	212,106
Lance Inc.	5,440	89,706
Lifeway Foods Inc. (a)	1,050	10,227
Limoneira Co.	1,648	35,860
Medifast Inc. (a)	2,768	71,719
MGP Ingredients Inc. (a)	2,179	14,447
Nash Finch Co.	2,570	87,791
National Beverage Corp.	2,282	28,023
Nature’s Sunshine Products Inc. (a)	1,514	12,672
Nu Skin Enterprises Inc.	10,180	253,787
Nutraceutical International Corp. (a)	2,047	31,237
Oil-Dri Corporation of America	1,146	26,301
Pantry Inc., The (a)	4,637	65,428
Pilgrim’s Pride Corp. (a)	9,939	65,299
Prestige Brands Holdings Inc. (a)	8,534	60,421
PriceSmart Inc.	3,260	75,730
Revlon Inc. Class A (a)	2,370	26,449
Rite Aid Corp. (a)	114,250	111,965
Ruddick Corp.	9,015	279,375
Sanderson Farms Inc.	4,717	239,341
Schiff Nutrition International Inc.	2,295	16,340
Seneca Foods Corp. Class A (a)	1,642	52,971
Smart Balance Inc. (a)	12,899	52,757
Spartan Stores Inc.	4,494	61,658
Spectrum Brands Holdings Inc. (a)	3,725	94,466
Star Scientific Inc. (a)	19,549	32,060
Susser Holdings Corp. (a)	1,698	20,019
Synutra International Inc. (a)	3,676	59,441
Tootsie Roll Industries Inc.	5,032	119,007
TreeHouse Foods Inc. (a)	7,204	328,935
United Natural Foods Inc. (a)	8,960	267,725
Universal Corp.	5,028	199,511
USANA Health Sciences Inc. (a)	1,226	44,786
Vector Group Ltd.	8,862	149,059
Village Super Market Inc. Class A	1,345	35,306
WD-40 Co.	3,475	116,065
Weis Markets Inc.	2,326	76,549
Winn-Dixie Stores Inc. (a)	11,289	108,826

		6,335,405

Energy (5.27%)
Abraxas Petroleum Corp. (a)	13,851	38,783
Allis-Chalmers Energy Inc. (a)	7,847	16,165
Alon USA Energy Inc.	1,265	8,045
American Oil & Gas Inc. (a)	10,260	64,433
Apco Oil and Gas International Inc.	1,970	46,315
Approach Resources Inc. (a)	2,602	17,902
Arena Resources Inc. (a)	8,110	258,709
ATP Oil & Gas Corp. (a)	9,108	96,454

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Basic Energy Services Inc. (a)	4,897	$37,707
Berry Petroleum Co.	10,600	272,632
Bill Barrett Corp. (a)	9,443	290,561
Boots & Coots Inc. (a)	16,662	49,153
BPZ Resources Inc. (a)	19,838	82,328
Brigham Exploration Co. (a)	24,095	370,581
Bristow Group Inc. (a)	7,469	219,589
Cal Dive International Inc. (a)	19,307	112,946
Callon Petroleum Co. (a)	5,825	36,698
CAMAC Energy Inc. (a)	9,673	36,080
CARBO Ceramics Inc.	3,957	285,656
Carrizo Oil & Gas Inc. (a)	6,289	97,668
Cheniere Energy Inc. (a)	11,596	32,701
Clayton Williams Energy Inc. (a)	1,209	50,923
Clean Energy Fuels Corp. (a)	8,211	122,672
Cloud Peak Energy Inc. (a)	6,346	84,148
Complete Production Services Inc. (a)	15,971	228,385
Contango Oil & Gas Co. (a)	2,478	110,890
Crosstex Energy Inc. (a)	8,445	54,132
CVR Energy Inc. (a)	6,168	46,383
Dawson Geophysical Co. (a)	1,697	36,095
Delek US Holdings Inc.	2,909	21,236
Delta Petroleum Corp. (a)	37,187	31,981
DHT Holdings Inc.	9,531	36,694
Dril-Quip Inc. (a)	6,982	307,348
Endeavour International Corp. (a)	28,504	30,214
Energy Partners Ltd. (a)	5,913	72,198
Energy XXI Bermuda Ltd. (a)	10,394	164,017
Evolution Petroleum Corp. (a)	2,940	14,729
FX Energy Inc. (a)	9,399	34,024
Gastar Exploration Ltd. (a)	8,841	31,916
General Maritime Corp.	10,456	63,154
GeoResources Inc. (a)	2,633	36,678
Global Geophysical Services Inc. (a)	1,478	10,302
Global Industries Ltd. (a)	20,835	93,549
GMX Resources Inc. (a)	6,628	43,016
Golar LNG Ltd.	7,431	73,344
Goodrich Petroleum Corp. (a)	4,992	59,904
Green Plains Renewable Energy Inc. (a)	3,249	33,205
GreenHunter Energy Inc. Warrants (a) (b)	94	0
Gulf Island Fabrication Inc.	2,913	45,210
GulfMark Offshore Inc. Class A (a)	4,773	125,053
Gulfport Energy Corp. (a)	5,409	64,151
Hallador Energy Co. (a)	738	6,605
Harvest Natural Resources Inc. (a)	6,778	49,954
Helix Energy Solutions Group Inc. (a)	21,484	231,383
Hercules Offshore Inc. (a)	23,418	56,906
Hornbeck Offshore Services Inc. (a)	4,922	71,861
Houston American Energy Corp.	3,665	36,137
International Coal Group Inc. (a)	26,883	103,500
ION Geophysical Corp. (a)	26,395	91,855
Isramco Inc. (a)	253	11,937
James River Coal Co. (a)	5,718	91,031
Key Energy Services Inc. (a)	26,032	238,974

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Knightsbridge Tankers Ltd.	3,577	$62,919
Kodiak Oil & Gas Corp. (a)	24,400	77,836
L&L Energy Inc. (a)	3,340	28,724
Lufkin Industries Inc.	6,139	239,360
Magnum Hunter Resources Corp. (a)	9,817	42,802
Matrix Service Co. (a)	5,208	48,486
McMoRan Exploration Co. (a)	17,074	189,692
Miller Petroleum Inc. (a)	3,639	20,961
Natural Gas Services Group (a)	2,365	35,782
Newpark Resources Inc. (a)	18,166	109,904
Nordic American Tanker Shipping Ltd.	9,729	273,288
Northern Oil and Gas Inc. (a)	9,049	116,189
Overseas Shipholding Group Inc.	5,254	194,608
OYO Geospace Corp. (a)	826	40,044
Panhandle Oil & Gas Inc.	1,548	40,914
Parker Drilling Co. (a)	24,140	95,353
Patriot Coal Corp. (a)	16,053	188,623
Penn Virginia Corp.	9,407	189,175
Petroleum Development Corp. (a)	3,944	101,045
Petroquest Energy Inc. (a)	11,288	76,307
PHI Inc. (a)	2,863	40,340
Pioneer Drilling Co. (a)	11,050	62,654
RAM Energy Resources Inc. (a)	11,149	23,078
Rentech Inc. (a)	43,853	43,414
Resolute Energy Corp. (a)	7,775	95,166
REX American Resources Corp. (a)	1,462	23,392
Rex Energy Corp. (a)	6,587	66,529
Rosetta Resources Inc. (a)	10,900	215,929
RPC Inc.	5,902	80,562
Scorpio Tankers Inc. (a)	2,619	29,988
Seahawk Drilling Inc. (a)	2,155	20,947
Ship Finance International Ltd.	9,261	165,587
Stone Energy Corp. (a)	8,864	98,922
Superior Well Services Inc. (a)	4,643	77,631
Swift Energy Co. (a)	7,770	209,091
Syntroleum Corp. (a)	14,757	24,201
T-3 Energy Services Inc. (a)	2,741	76,474
Teekay Tankers Ltd. Class A	5,517	61,404
Tesco Corp. (a)	6,172	75,792
TETRA Technologies Inc. (a)	15,527	140,985
TransAtlantic Petroleum Ltd. (a)	30,162	95,614
Union Drilling Inc. (a)	2,948	16,243
Uranium Energy Corp. (a)	12,265	28,945
USEC Inc. (a)	23,098	109,946
VAALCO Energy Inc. (a)	10,588	59,293
Vantage Drilling Co. (a)	25,223	34,051
Venoco Inc. (a)	4,026	66,308
W&T Offshore Inc.	7,140	67,544
Warren Resources Inc. (a)	14,381	41,705
Western Refining Inc. (a)	10,458	52,604
Willbros Group Inc. (a)	8,329	61,635
World Fuel Services Corp.	12,211	316,753

		10,341,539

Financials (20.15%)
1st Source Corp.	3,262	55,193

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
1st United Bancorp Inc. (a)	4,439	$32,671
Abington Bancorp Inc.	4,247	37,034
Acadia Realty Trust	8,338	140,245
Advance America Cash Advance Centers Inc.	11,191	46,219
Agree Realty Corp.	1,773	41,346
Alexander’s Inc.	418	126,621
Alliance Financial Corp.	962	26,744
Alterra Capital Holdings Ltd.	19,811	372,051
Ambac Financial Group Inc. (a)	56,767	38,034
American Campus Communities Inc.	10,747	293,286
American Capital Agency Corp.	6,727	177,727
American Equity Investment Life Holding Co.	11,847	122,261
American National Bankshares Inc.	1,358	29,048
American Physicians Capital Inc.	1,601	49,391
American Physicians Service
Group Inc.	1,355	33,130
American Safety Insurance Holdings Ltd. (a)	2,096	32,949
Ameris Bancorp (a)	5,017	48,464
Amerisafe Inc. (a)	3,988	69,989
Ames National Corp.	1,650	32,241
AmTrust Financial Services Inc.	4,586	55,215
Anworth Mortgage Asset Corp.	24,388	173,643
Apollo Commercial Real Estate Finance Inc.	2,188	36,014
Argo Group International Holdings Ltd.	6,410	196,082
Arrow Financial Corp.	1,863	43,035
Artio Global Investors Inc.	5,684	89,466
Ashford Hospitality Trust Inc. (a)	8,617	63,163
Asset Acceptance Capital Corp. (a)	3,279	13,575
Associated Estates Realty Corp.	6,454	83,579
Asta Funding Inc.	2,111	20,836
Astoria Financial Corp.	17,744	244,157
Avatar Holdings Inc. (a)	1,800	34,524
Baldwin & Lyons Inc.	1,780	37,398
BancFirst Corp.	1,429	52,144
Banco Latinoamericano de Comercio Exterior SA	5,833	72,854
Bancorp Inc. (a)	4,621	36,182
Bancorp Rhode Island Inc.	686	17,973
Bank Mutual Corp.	9,539	54,182
Bank of Marin Bancorp	1,145	36,560
Bank of the Ozarks Inc.	2,664	94,492
BankFinancial Corp.	4,171	34,661
Beneficial Mutual Bancorp Inc. (a)	7,091	70,059
Berkshire Hills Bancorp Inc.	2,860	55,713
BGC Partners Inc. Class A	11,637	59,465
BioMed Realty Trust Inc.	23,444	377,214
BofI Holding Inc. (a)	1,411	19,923
Boston Private Financial Holdings Inc.	14,170	91,113
Bridge Bancorp Inc.	1,385	33,628
Brookline Bancorp Inc.	12,378	109,917
Bryn Mawr Bank Corp.	1,723	28,912

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Calamos Asset Management Inc. Class A	3,869	$35,904
California First National Bancorp	556	6,861
Camden National Corp.	1,647	45,243
Capital City Bank Group Inc.	2,290	28,350
CapLease Inc.	11,362	52,379
Capstead Mortgage Corp.	14,391	159,164
Cardinal Financial Corp.	5,852	54,072
Cardtronics Inc. (a)	5,502	71,306
Cash America International Inc.	6,141	210,452
Cathay General Bancorp	16,173	167,067
CBL & Associates Properties Inc.	28,565	355,349
Cedar Shopping Centers Inc.	11,145	67,093
Center Financial Corp. (a)	7,212	37,142
Centerstate Banks Inc.	4,501	45,415
Century Bancorp Inc. Class A	607	13,378
Chatham Lodging Trust (a)	1,736	31,022
Chemical Financial Corp.	5,122	111,557
Chesapeake Lodging Trust (a)	1,620	25,629
Citizens & Northern Corp.	2,446	26,172
Citizens Inc. (a)	7,415	49,384
Citizens Republic Bancorp Inc. (a)	80,576	68,490
City Holding Co.	3,317	92,478
Clifton Savings Bancorp Inc.	1,833	15,855
CNA Surety Corp. (a)	3,748	60,230
CNB Financial Corp.	1,635	17,952
CNO Financial Group Inc. (a)	45,925	227,329
CoBiz Financial Inc.	6,659	43,883
Cogdell Spencer Inc.	8,772	59,299
Cohen & Steers Inc.	3,684	76,406
Colonial Properties Trust	14,502	210,714
Colony Financial Inc.	2,899	48,993
Columbia Banking System Inc.	8,143	148,691
Community Bank System Inc.	6,797	149,738
Community Trust Bancorp Inc.	2,856	71,686
Compass Diversified Holdings	6,740	90,383
CompuCredit Holdings Corp.	3,433	13,595
Consolidated-Tomoka Land Co.	1,176	33,516
Cousins Properties Inc.	18,357	123,726
Cowen Group Inc. Class A (a)	7,320	30,012
Crawford & Co. Class B (a)	4,811	15,203
Credit Acceptance Corp. (a)	1,302	63,499
CreXus Investment Corp.	2,624	32,616
CVB Financial Corp.	18,441	175,189
Cypress Sharpridge Investments Inc.	3,406	43,120
Danvers Bancorp Inc.	3,948	57,049
DCT Industrial Trust Inc.	43,375	196,055
Delphi Financial Group Inc. Class A	9,767	238,413
Diamond Hill Investment Group	487	27,608
DiamondRock Hospitality Co. (a)	31,717	260,714
Dime Community Bancshares	5,472	67,470
Dollar Financial Corp. (a)	4,983	98,614
Donegal Group Inc.	2,254	27,702
Doral Financial Corp. (a)	3,670	8,955
Duff & Phelps Corp. Class A	5,568	70,324
DuPont Fabros Technology Inc.	8,413	206,623

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Dynex Capital Inc.	2,749	$25,373
Eagle Bancorp Inc. (a)	3,389	39,922
EastGroup Properties Inc.	5,530	196,757
Education Realty Trust Inc.	11,634	70,153
eHealth Inc. (a)	4,784	54,394
EMC Insurance Group Inc.	1,078	23,641
Employers Holdings Inc.	7,377	108,663
Encore Bancshares Inc. (a)	1,599	15,814
Encore Capital Group Inc. (a)	2,844	58,615
Enstar Group Ltd. (a)	1,430	95,009
Enterprise Financial Services Corp.	3,002	28,939
Entertainment Properties Trust	9,524	362,579
Epoch Holding Corp.	2,548	31,264
Equity Lifestyle Properties Inc.	5,375	259,236
Equity One Inc.	7,523	117,359
ESB Financial Corp.	1,987	25,930
ESSA Bancorp Inc.	2,882	35,477
Evercore Partners Inc. Class A	3,209	74,930
Excel Trust Inc. (a)	3,040	36,480
Extra Space Storage Inc.	18,003	250,242
EZCORP Inc. Class A (a)	9,607	178,210
FBL Financial Group Inc.	2,676	56,196
FBR Capital Markets Corp. (a)	10,679	35,561
Federal Agricultural Mortgage Corp. Class C	1,948	27,330
FelCor Lodging Trust Inc. (a)	13,814	68,932
Financial Engines Inc. (a)	2,618	35,605
Financial Institutions Inc.	2,140	38,006
First American Financial Corp.	21,357	270,807
First Bancorp (North Carolina)	3,147	45,600
First BanCorp (Puerto Rico) (a)	19,017	10,079
First Bancorp Inc.	1,896	24,894
First Busey Corp.	10,641	48,204
First Cash Financial Services Inc. (a)	6,177	134,659
First Commonwealth Financial Corp.	17,795	93,424
First Community Bancshares Inc.	3,193	46,905
First Financial Bancorp	11,971	178,967
First Financial Bankshares Inc.	4,284	206,018
First Financial Corp. Indiana	2,323	59,957
First Financial Holdings Inc.	3,532	40,441
First Industrial Realty Trust Inc. (a)	12,927	62,308
First Interstate BancSystem Inc.	2,519	39,624
First Marblehead Corp., The (a)	11,872	27,899
First Merchants Corp.	5,189	44,003
First Mercury Financial Corp.	2,786	29,476
First Midwest Bancorp Inc.	15,096	183,567
First of Long Island Corp., The	1,264	32,497
First Potomac Realty Trust	7,761	111,526
First South Bancorp Inc.	1,527	16,201
FirstMerit Corp.	22,084	378,299
Flagstar Bancorp Inc. (a)	9,511	29,865
Flagstone Reinsurance Holdings SA.	10,675	115,504
Flushing Financial Corp.	6,370	77,905
FNB Corp. (PA)	23,496	188,673
Forestar Group Inc. (a)	7,611	136,694
Fox Chase Bancorp (a)	1,311	12,546

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FPIC Insurance Group Inc. (a)	2,049	$52,557
Franklin Street Properties Corp.	14,155	167,171
GAMCO Investors Inc.	1,446	53,791
German American Bancorp Inc.	2,418	36,995
Gerova Financial Group Ltd. (a)	1,331	7,201
Getty Realty Corp.	4,387	98,313
GFI Group Inc.	13,572	75,732
Glacier Bancorp Inc.	14,898	218,554
Gladstone Commercial Corp.	1,886	30,817
Gleacher & Co Inc. (a)	15,815	40,328
Glimcher Realty Trust	14,107	84,360
Government Properties Income Trust	4,361	111,293
Great Southern Bancorp Inc.	2,100	42,651
Greene Bancshares Inc. (a)	2,393	30,559
Greenlight Capital Re Ltd. Class A (a)	5,752	144,893
Hallmark Financial Services Inc. (a)	2,337	23,253
Hancock Holding Co.	5,991	199,860
Hanmi Financial Corp. (a)	10,125	12,758
Harleysville Group Inc.	2,452	76,086
Hatteras Financial Corp.	7,580	210,876
Healthcare Realty Trust Inc.	12,793	281,062
Heartland Financial USA Inc.	2,573	44,461
Heritage Financial Corp. (a)	1,984	29,700
Heritage Financial Group	462	4,999
Hersha Hospitality Trust	22,886	103,445
HFF Inc. Class A (a)	3,851	27,227
Highwoods Properties Inc.	14,806	411,015
Hilltop Holdings Inc. (a)	8,327	83,353
Home Bancorp Inc. (a)	1,648	21,276
Home Bancshares Inc.	4,498	102,599
Home Federal Bancorp Inc.	3,394	42,866
Home Properties Inc.	8,127	366,284
Horace Mann Educators Corp.	8,135	124,466
Hudson Valley Holding Corp.	2,429	56,158
IBERIABANK Corp.	5,548	285,611
Independent Bank Corp. (MA)	4,339	107,087
Infinity Property & Casualty Corp.	2,766	127,734
Inland Real Estate Corp.	15,206	120,432
International Assets Holding Corp. (a)	2,585	41,360
International Bancshares Corp.	10,984	183,323
Invesco Mortgage Capital	5,246	104,972
Investment Technology Group Inc. (a)	8,942	143,609
Investors Bancorp Inc. (a)	9,860	129,363
Investors Real Estate Trust	15,390	135,894
iStar Financial Inc. (a)	19,124	85,293
JMP Group Inc.	2,779	17,202
Kansas City Life Insurance Co.	925	27,352
KBW Inc. (a)	7,281	156,105
Kearny Financial Corp.	3,335	30,549
Kennedy-Wilson Holdings Inc. (a)	4,225	42,672
K-Fed Bancorp	573	5,203
Kilroy Realty Corp.	11,169	332,054
Kite Realty Group Trust	11,038	46,139
Knight Capital Group Inc. Class A (a)	19,460	268,353
LaBranche & Co. Inc. (a)	7,896	33,795

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ladenburg Thalmann Financial
Services Inc. (a)	18,428	$23,035
Lakeland Bancorp Inc.	4,009	34,157
Lakeland Financial Corp.	3,414	68,212
LaSalle Hotel Properties	14,287	293,884
Lexington Realty Trust	20,250	121,702
Life Partners Holdings Inc.	1,405	28,746
LTC Properties Inc.	4,878	118,389
Maiden Holdings Ltd.	10,514	69,077
MainSource Financial Group Inc.	4,067	29,160
MarketAxess Holdings Inc.	5,764	79,486
Marlin Business Services Corp. (a)	1,721	20,807
MB Financial Inc.	11,011	202,492
Meadowbrook Insurance Group Inc.	11,278	97,329
Medical Properties Trust Inc.	22,846	215,666
Merchants Bancshares Inc.	893	19,842
Meridian Interstate Bancorp Inc. (a)	1,963	21,397
Metro Bancorp Inc. (a)	2,736	33,762
MF Global Holdings Ltd. (a)	17,973	102,626
MFA Financial Inc.	57,838	428,001
MGIC Investment Corp. (a)	41,538	286,197
Mid-America Apartment
Communities Inc.	6,206	319,423
MidSouth Bancorp Inc.	1,497	19,117
MidWestOne Financial Group Inc.	1,386	21,455
Mission West Properties Inc.	3,949	26,932
Monmouth Real Estate Investment Corp. Class A	5,395	39,869
Montpelier Re Holdings Ltd.	14,508	216,604
MPG Office Trust Inc. (a)	9,696	28,409
Nara Bancorp Inc. (a)	7,751	65,341
NASB Financial Inc.	797	12,075
National Bankshares Inc.	1,469	35,594
National Financial Partners Corp. (a)	8,734	85,331
National Health Investors Inc.	5,057	194,998
National Interstate Corp.	1,344	26,638
National Penn Bancshares Inc.	26,114	156,945
National Retail Properties Inc.	17,133	367,332
National Western Life Insurance Co.	448	68,436
Navigators Group Inc., The (a)	2,529	104,018
NBT Bancorp Inc.	7,002	142,981
Nelnet Inc. Class A	5,408	104,266
NewAlliance Bancshares Inc.	21,942	245,970
Newcastle Investment Corp. (a)	12,578	33,709
NewStar Financial Inc. (a)	5,660	35,998
Northfield Bancorp Inc.	3,846	49,921
NorthStar Realty Finance Corp.	15,328	40,926
Northwest Bancshares Inc.	22,753	260,977
NYMAGIC Inc.	1,087	20,968
OceanFirst Financial Corp.	2,940	35,486
Ocwen Financial Corp. (a)	15,230	155,194
Old National Bancorp	17,898	185,423
Omega Healthcare Investors Inc.	19,122	381,101
OmniAmerican Bancorp Inc. (a)	2,571	29,027
One Liberty Properties Inc.	1,699	25,332
Oppenheimer Holdings Inc. Class A	2,102	50,343

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
optionsXpress Holdings Inc. (a)	8,825	$138,906
Oriental Financial Group Inc.	6,960	88,114
Oritani Financial Corp.	11,388	113,880
Orrstown Financial Services Inc.	1,356	30,008
Pacific Continental Corp.	3,584	33,940
PacWest Bancorp	6,297	115,298
Park National Corp.	2,563	166,698
Parkway Properties Inc.	4,404	64,166
Peapack-Gladstone Financial Corp.	1,909	22,335
Pebblebrook Hotel Trust (a)	3,992	75,249
Penns Woods Bancorp Inc.	855	26,009
Pennsylvania Real Estate Investment Trust	11,348	138,673
Pennymac Mortgage Investment Trust (a)	3,411	54,235
Penson Worldwide Inc. (a)	3,880	21,883
Peoples Bancorp Inc.	2,164	31,378
PHH Corp. (a)	11,416	217,361
Phoenix Companies Inc., The (a)	23,005	48,541
PICO Holdings Inc. (a)	4,720	141,458
Pinnacle Financial Partners Inc. (a)	6,814	87,560
Piper Jaffray Companies Inc. (a)	3,607	116,218
Platinum Underwriters Holdings Ltd.	9,332	338,658
PMA Capital Corp. (a)	6,791	44,481
PMI Group Inc., The (a)	29,724	85,902
Porter Bancorp Inc.	730	9,213
Portfolio Recovery Associates Inc. (a)	3,524	235,333
Post Properties Inc.	9,987	227,005
Potlatch Corp.	8,214	293,486
Presidential Life Corp.	4,462	40,604
Primerica Inc. (a)	4,931	105,721
Primus Guaranty Ltd. (a)	3,613	13,332
PrivateBancorp Inc.	10,779	119,431
ProAssurance Corp. (a)	6,729	381,938
Prosperity Bancshares Inc.	9,659	335,650
Provident Financial Services Inc.	12,425	145,248
Provident New York Bancorp	7,942	70,287
PS Business Parks Inc.	3,816	212,856
Pzena Investment Management Inc. Class A	1,485	9,459
Radian Group Inc.	27,506	199,143
RAIT Financial Trust (a)	16,095	30,098
Ramco-Gershenson Properties Trust	7,757	78,346
Redwood Trust Inc.	16,109	235,836
Renasant Corp.	4,412	63,312
Republic Bancorp Inc. (Kentucky)	2,036	45,606
Resource Capital Corp.	8,953	50,853
Retail Opportunity Investments Corp.	8,551	82,517
RLI Corp.	3,813	200,221
Rockville Financial Inc.	1,779	21,188
Rodman & Renshaw Capital Group Inc. (a)	3,097	8,857
Roma Financial Corp.	1,613	17,517
S&T Bancorp Inc.	5,069	100,163
Safeguard Scientifics Inc. (a)	4,401	46,475
Safety Insurance Group Inc.	2,653	98,214
Sanders Morris Harris Group Inc.	4,259	23,637

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sandy Spring Bancorp Inc.	5,008	$70,162
Santander BanCorp (a)	864	10,921
Saul Centers Inc.	1,289	52,372
SCBT Financial Corp.	2,612	91,995
SeaBright Holdings Inc.	4,651	44,091
Selective Insurance Group Inc.	11,071	164,515
Sierra Bancorp	1,909	21,954
Signature Bank (a)	8,408	319,588
Simmons First National Corp.	3,615	94,930
Southside Bancshares Inc.	3,223	63,300
Southwest Bancorp Inc.	4,116	54,702
Sovran Self Storage Inc.	5,737	197,525
Starwood Property Trust Inc.	9,767	165,551
State Auto Financial Corp.	2,850	44,204
State Bancorp Inc.	3,363	31,948
StellarOne Corp.	4,861	62,075
Sterling Bancorp NY	5,318	47,862
Sterling Bancshares Inc. TX	19,081	89,871
Stewart Information Services Corp.	3,746	33,789
Stifel Financial Corp. (a)	6,380	276,828
Strategic Hotels & Resorts Inc. (a)	29,164	128,030
Student Loan Corp., The	802	19,312
Suffolk Bancorp	1,923	59,498
Sun Communities Inc.	3,889	100,958
Sunstone Hotel Investors Inc. (a)	20,237	200,953
Susquehanna Bancshares Inc.	26,852	223,677
SVB Financial Group (a)	8,584	353,918
SWS Group Inc.	5,828	55,366
SY Bancorp Inc.	2,414	55,474
Tanger Factory Outlet Centers Inc.	8,325	344,488
Taylor Capital Group Inc. (a)	1,930	24,974
Tejon Ranch Co. (a)	2,674	61,716
Terreno Realty Corp. (a)	1,890	33,472
Territorial Bancorp Inc.	2,626	49,763
Teton Advisors Inc. Class B (a) (b)	25	225
Texas Capital Bancshares Inc. (a)	7,411	121,540
Thomas Properties Group Inc.	7,099	23,498
Thomas Weisel Partners Group Inc. (a)	4,908	28,908
Tompkins Financial Corp.	1,682	63,496
Tower Bancorp Inc.	1,130	24,736
Tower Group Inc.	8,377	180,357
TowneBank	4,800	69,696
TradeStation Group Inc. (a)	8,329	56,221
Trico Bancshares	2,842	48,115
Trustco Bank Corp. NY	15,504	86,822
Trustmark Corp.	13,127	273,304
Two Harbors Investment Corp.	5,302	43,742
UMB Financial Corp.	6,589	234,305
UMH Properties Inc.	2,068	20,825
Umpqua Holdings Corp.	23,515	269,952
Union First Market Bankshares Corp.	3,833	46,993
United America Indemnity Ltd. Class A (a)	5,931	43,652
United Bankshares Inc.	7,972	190,850
United Community Banks Inc. (a)	19,268	76,109
United Financial Bancorp Inc.	3,402	46,437

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United Fire & Casualty Co.	4,670	$92,559
Universal Health Realty Income Trust	2,311	74,252
Universal Insurance Holdings Inc.	3,417	14,283
Univest Corp. of Pennsylvania	3,384	58,611
Urstadt Biddle Properties Inc.	3,960	63,875
U-Store-It Trust	19,248	143,590
ViewPoint Financial Group	1,964	27,201
Virginia Commerce Bancorp (a)	4,044	25,275
Virtus Investment Partners Inc. (a)	1,146	21,453
Walter Investment
Management Corp.	5,260	86,001
Washington Banking Co.	2,986	38,191
Washington Real Estate
Investment Trust	12,491	344,627
Washington Trust Bancorp Inc.	2,964	50,507
Waterstone Financial Inc. (a)	1,525	5,200
Webster Financial Corp.	13,500	242,190
WesBanco Inc.	4,733	79,751
West Bancorporation (a)	3,350	22,814
West Coast Bancorp	19,096	48,695
Westamerica Bancorporation	6,058	318,166
Western Alliance Bancorp (a)	12,038	86,312
Westfield Financial Inc.	6,023	50,172
Westwood Holdings Group Inc.	1,182	41,547
Whitney Holding Corp.	19,810	183,242
Wilshire Bancorp Inc.	4,217	36,899
Winthrop Realty Trust	3,640	46,628
Wintrust Financial Corp.	6,385	212,876
World Acceptance Corp. (a)	3,365	128,913
WSFS Financial Corp.	1,066	38,301

		39,507,911

Health Care (13.58%)
Abaxis Inc. (a)	4,583	98,214
Abiomed Inc. (a)	6,649	64,362
Accelrys Inc. (a)	5,864	37,823
Accretive Health Inc. (a)	2,350	31,090
Accuray Inc. (a)	10,443	69,237
Acorda Therapeutics Inc. (a)	7,957	247,542
Acura Pharmaceuticals Inc. (a)	1,778	4,463
Affymax Inc. (a)	4,150	24,817
Affymetrix Inc. (a)	14,765	87,114
AGA Medical Holdings Inc. (a)	2,636	33,451
Air Methods Corp. (a)	2,354	70,032
Akorn Inc. (a)	11,685	34,704
Albany Molecular Research Inc. (a)	5,087	26,300
Alexza Pharmaceuticals Inc. (a)	7,788	21,183
Align Technology Inc. (a)	12,165	180,894
Alimera Sciences Inc. (a)	1,290	9,598
Alkermes Inc. (a)	19,623	244,306
Alliance HealthCare Services Inc. (a)	5,809	23,468
Allied Healthcare International Inc. (a)	9,689	22,478
Allos Therapeutics Inc. (a)	16,098	98,681
Almost Family Inc. (a)	1,668	58,263
Alnylam Pharmaceuticals Inc. (a)	7,566	113,641

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Alphatec Holdings Inc. (a)	10,345	$48,001
AMAG Pharmaceuticals Inc. (a)	4,322	148,461
Amedisys Inc. (a)	5,869	258,060
America Service Group Inc.	1,934	33,265
American Dental Partners Inc. (a)	3,191	38,643
American Medical Systems Holdings Inc. (a)	15,499	342,838
AMERIGROUP Corp. (a)	10,707	347,763
AMN Healthcare Services Inc. (a)	6,676	49,936
Amsurg Corp. (a)	6,477	115,420
Analogic Corp.	2,665	121,284
Angiodynamics Inc. (a)	5,229	77,128
Antares Pharma Inc. (a)	14,185	24,966
Anthera Pharmaceuticals Inc. (a)	1,089	5,837
Aoxing Pharmaceutical Co. Inc. (a)	4,813	15,690
Ardea Biosciences Inc. (a)	2,831	58,205
Arena Pharmaceuticals Inc. (a)	21,025	64,547
Ariad Pharmaceuticals Inc. (a)	22,619	63,786
ArQule Inc. (a)	8,760	37,668
Array Biopharma Inc. (a)	10,688	32,598
ArthroCare Corp. (a)	5,534	169,617
AspenBio Pharma Inc. (a)	6,846	6,709
Assisted Living Concepts Inc.
Class A (a)	2,011	59,505
athenahealth Inc. (a)	6,861	179,278
Atrion Corp.	329	44,431
ATS Medical Inc. (a)	11,075	43,968
Auxilium Pharmaceuticals Inc. (a)	8,670	203,745
AVANIR Pharmaceuticals Inc.
Class A (a)	14,629	37,597
Aveo Pharmaceuticals Inc. (a)	1,830	12,938
AVI BioPharma Inc. (a)	22,391	36,050
BioCryst Pharmaceuticals Inc. (a)	5,847	34,556
Biodel Inc. (a)	3,332	12,595
BioMimetic Therapeutics Inc. (a)	2,903	32,281
Bio-Reference Laboratories Inc. (a)	4,909	108,833
BioSante Pharmaceuticals Inc. (a)	12,808	22,542
BioScrip Inc. (a)	8,114	42,517
BioSpecifics Technologies Corp. (a)	851	16,918
BioTime Inc. (a)	4,296	26,463
BMP Sunstone Corp. (a)	5,911	30,442
Bruker Corp. (a)	14,915	181,366
Cadence Pharmaceuticals Inc. (a)	5,030	35,260
Caliper Life Sciences Inc. (a)	9,105	38,878
Cambrex Corp. (a)	6,570	20,696
Cantel Medical Corp.	2,732	45,624
Capital Senior Living Corp. (a)	5,450	27,086
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	10,422
CardioNet Inc. (a)	5,268	28,869
Catalyst Health Solutions Inc. (a)	7,803	269,204
Celera Corp. (a)	17,154	112,359
Celldex Therapeutics Inc. (a)	6,426	29,303
Centene Corp. (a)	10,105	217,258
Cepheid Inc. (a)	12,218	195,732

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cerus Corp. (a)	7,831	$24,746
Chelsea Therapeutics International Ltd. (a)	6,299	18,456
Chemed Corp.	4,739	258,939
Chindex International Inc. (a)	2,774	34,758
Clarient Inc. (a)	11,138	34,305
Clinical Data Inc. (a)	2,289	28,475
Codexis Inc. (a)	1,199	10,503
Combinatorx Inc. (a)	13,173	19,101
Computer Programs & Systems Inc.	2,003	81,963
Conceptus Inc. (a)	6,413	99,915
Conmed Corp. (a)	5,906	110,029
Continucare Corp. (a)	6,259	20,968
Corcept Therapeutics Inc. (a)	5,041	15,728
Cornerstone Therapeutics Inc. (a)	1,538	9,059
Corvel Corp. (a)	1,434	48,455
Cross Country Healthcare Inc. (a)	6,615	59,469
CryoLife Inc. (a)	6,105	32,906
Cubist Pharmaceuticals Inc. (a)	12,019	247,591
Cumberland Pharmaceuticals Inc. (a)	2,460	15,793
Curis Inc. (a)	14,968	20,806
Cutera Inc. (a)	2,983	27,473
Cyberonics Inc. (a)	5,803	137,415
Cynosure Inc. Class A (a)	2,094	22,552
Cypress Bioscience Inc. (a)	8,706	20,024
Cytokinetics Inc. (a)	9,338	22,131
Cytori Therapeutics Inc. (a)	8,293	28,860
CytRx Corp. (a)	21,779	16,770
Delcath Systems Inc. (a)	7,603	48,203
DepoMed Inc. (a)	10,518	29,450
Dexcom Inc. (a)	11,646	134,628
Dionex Corp. (a)	3,628	270,141
Durect Corp. (a)	18,266	44,386
Dyax Corp. (a)	19,884	45,137
Dynavax Technologies Corp. (a)	14,448	26,873
DynaVox Inc. Class A (a)	1,898	30,387
Eclipsys Corp. (a)	11,801	210,530
Emergent Biosolutions Inc. (a)	3,863	63,121
Emeritus Corp. (a)	4,229	68,975
Endologix Inc. (a)	10,260	46,478
Ensign Group Inc., The	2,913	48,123
Enzo Biochem Inc. (a)	7,253	29,520
Enzon Pharmaceuticals Inc. (a)	10,290	109,588
eResearch Technology Inc. (a)	9,979	78,635
Eurand NV (a)	3,710	35,950
ev3 Inc. (a)	17,085	382,875
Exact Sciences Corp. (a)	7,192	31,645
Exactech Inc. (a)	1,596	27,260
Exelixis Inc. (a)	22,210	77,069
Five Star Quality Care Inc. (a)	6,311	19,059
Furiex Pharmaceuticals Inc. (a)	1,759	17,871
Genomic Health Inc. (a)	2,995	38,725
Genoptix Inc. (a)	3,618	62,230
Gentiva Health Services Inc. (a)	5,764	155,686
Geron Corp. (a)	20,126	101,033
Greatbatch Inc. (a)	4,759	106,173

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Haemonetics Corp. (a)	5,211	$278,893
Halozyme Therapeutics Inc. (a)	14,655	103,171
Hanger Orthopedic Group Inc. (a)	5,336	95,835
Hansen Medical Inc. (a)	8,491	18,086
Health Grades Inc. (a)	4,931	29,586
Healthsouth Corp. (a)	19,170	358,671
Healthspring Inc. (a)	11,900	184,569
HealthTronics Inc. (a)	9,279	44,818
Healthways Inc. (a)	7,130	84,990
HeartWare International Inc. (a)	1,918	134,394
Hi-Tech Pharmacal Co. Inc. (a)	2,022	46,324
HMS Holdings Corp. (a)	5,582	302,656
ICU Medical Inc. (a)	2,439	78,463
Idenix Pharmaceuticals Inc. (a)	7,233	36,165
Immucor Inc. (a)	14,495	276,130
ImmunoGen Inc. (a)	14,160	131,263
Immunomedics Inc. (a)	12,906	39,880
Impax Laboratories Inc. (a)	12,867	245,245
Incyte Corp. (a)	18,064	199,968
Infinity Pharmaceuticals Inc. (a)	3,155	18,646
Inhibitex Inc. (a)	9,926	25,311
Inovio Pharmaceuticals Inc. (a)	15,984	16,304
Inspire Pharmaceuticals Inc. (a)	12,138	60,569
Insulet Corp. (a)	7,777	117,044
Integra LifeSciences Holdings Corp. (a)	4,316	159,692
InterMune Inc. (a)	9,490	88,732
Invacare Corp.	5,963	123,673
inVentiv Health Inc. (a)	7,020	179,712
IPC The Hospitalist Co. (a)	3,267	82,002
IRIS International Inc. (a)	3,443	34,912
Ironwood Pharmaceuticals Inc. (a)	3,817	45,499
Isis Pharmaceuticals Inc. (a)	19,595	187,524
Jazz Pharmaceuticals Inc. (a)	3,001	23,498
Kendle International Inc. (a)	2,915	33,581
Kensey Nash Corp. (a)	1,624	38,505
Keryx Biopharmaceuticals Inc. (a)	10,362	37,925
Kindred Healthcare Inc. (a)	8,093	103,914
Landauer Inc.	1,951	118,777
Lannett Company Inc. (a)	2,393	10,936
LCA-Vision Inc. (a)	3,890	21,551
Lexicon Pharmaceuticals Inc. (a)	40,275	51,552
LHC Group Inc. (a)	3,199	88,772
Ligand Pharmaceuticals Inc. Class B (a)	23,815	34,770
Luminex Corp. (a)	7,840	127,165
Magellan Health Services Inc. (a)	6,814	247,484
MAKO Surgical Corp. (a)	5,215	64,927
MannKind Corp. (a)	12,601	80,520
MAP Pharmaceuticals Inc. (a)	2,797	36,697
Martek Biosciences Corp. (a)	6,837	162,105
Masimo Corp.	10,605	252,505
Maxygen Inc. (a)	6,297	34,822
MedAssets Inc. (a)	8,840	204,027
Medcath Corp. (a)	4,154	32,650
Medical Action Industries Inc. (a)	3,037	36,414
Medicines Co., The (a)	10,917	83,078

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medicis Pharmaceutical Corp. Class A	12,451	$272,428
Medidata Solutions Inc. (a)	3,836	59,420
Medivation Inc. (a)	6,942	61,367
MedQuist Inc.	2,306	18,240
MELA Sciences Inc. (a)	4,677	34,797
Merge Healthcare Inc. (a)	10,419	30,528
Meridian Bioscience Inc.	8,361	142,137
Merit Medical Systems Inc. (a)	5,856	94,106
Metabolix Inc. (a)	5,468	78,247
Metropolitan Health Networks Inc. (a)	8,066	30,086
Micromet Inc. (a)	16,564	103,359
Micrus Endovascular Corp. (a)	3,408	70,852
Molina Healthcare Inc. (a)	2,684	77,299
Momenta Pharmaceuticals Inc. (a)	8,249	101,133
MWI Veterinary Supply Inc. (a)	2,516	126,454
Nabi Biopharmaceuticals (a)	8,846	48,122
Nanosphere Inc. (a)	3,396	14,807
National Healthcare Corp.	1,832	63,131
National Research Corp.	371	8,945
Natus Medical Inc. (a)	5,831	94,987
Nektar Therapeutics (a)	19,326	233,845
Neogen Corp. (a)	4,624	120,455
NeoStem Inc. (a)	5,004	9,157
Neuralstem Inc. (a)	8,527	21,318
Neurocrine Biosciences Inc. (a)	9,996	55,978
NeurogesX Inc. (a)	2,452	16,257
Novavax Inc. (a)	17,166	37,250
NPS Pharmaceuticals Inc. (a)	11,820	76,121
NuVasive Inc. (a)	8,009	283,999
NxStage Medical Inc. (a)	5,075	75,313
Nymox Pharmaceutical Corp. (a)	3,641	11,360
Obagi Medical Products Inc. (a)	3,681	43,509
Odyssey HealthCare Inc. (a)	6,913	184,715
Omeros Corp. (a)	3,773	27,996
Omnicell Inc. (a)	6,651	77,750
Onyx Pharmaceuticals Inc. (a)	12,876	277,993
Opko Health Inc. (a)	17,978	40,630
Optimer Pharmaceuticals Inc. (a)	6,803	63,064
OraSure Technologies Inc. (a)	9,720	45,004
Orexigen Therapeutics Inc. (a)	6,208	26,074
Orthofix International NV (a)	3,610	115,700
Orthovita Inc. (a)	14,487	29,409
Osiris Therapeutics Inc. (a)	3,677	21,363
Owens & Minor Inc.	12,976	368,259
Pain Therapeutics Inc. (a)	6,961	38,703
Palomar Medical Technologies Inc. (a)	3,767	42,153
Par Pharmaceutical Companies Inc. (a)	7,200	186,912
Parexel International Corp. (a)	12,106	262,458
PDI Inc. (a)	1,763	14,598
PDL BioPharma Inc.	24,965	140,303
Peregrine Pharmaceuticals Inc. (a)	10,383	22,323
Pharmacyclics Inc. (a)	7,737	51,528
Pharmasset Inc. (a)	6,019	164,559
PharMerica Corp. (a)	6,357	93,194
Phase Forward Inc. (a)	8,306	138,544
Pozen Inc. (a)	5,665	39,712

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Progenics Pharmaceuticals Inc. (a)	5,845	$32,031
Prospect Medical Holdings Inc. (a)	1,891	11,441
Providence Service Corp. (a)	2,625	36,750
PSS World Medical Inc. (a)	11,866	250,966
Psychiatric Solutions Inc. (a)	11,836	387,274
PURE Bioscience (a)	6,973	16,665
Quality Systems Inc.	3,921	227,379
Questcor Pharmaceuticals Inc. (a)	11,521	117,629
Quidel Corp. (a)	4,610	58,501
RehabCare Group Inc. (a)	5,092	110,904
Res-Care Inc. (a)	5,138	49,633
Rigel Pharmaceuticals Inc. (a)	10,621	76,471
Rochester Medical Corp. (a)	2,342	22,132
RTI Biologics Inc. (a)	11,797	34,565
Rural/Metro Corp. (a)	3,860	31,420
Salix Pharmaceuticals Ltd. (a)	11,723	457,549
Sangamo BioSciences Inc. (a)	9,556	35,453
Santarus Inc. (a)	10,670	26,462
Savient Pharmaceuticals Inc. (a)	13,749	173,237
SciClone Pharmaceuticals Inc. (a)	7,045	18,740
Seattle Genetics Inc. (a)	17,171	205,880
Select Medical Holdings Corp. (a)	10,270	69,631
SenoRx Inc. (a)	3,381	37,123
Sequenom Inc. (a)	12,707	75,098
SIGA Technologies Inc. (a)	6,358	48,957
Sirona Dental Systems Inc. (a)	6,879	239,664
Skilled Healthcare Group Inc. Class A (a)	4,000	27,160
Solta Medical Inc. (a)	11,987	22,775
Somanetics Corp. (a)	2,438	60,828
Somaxon Pharmaceuticals Inc. (a)	5,710	20,556
SonoSite Inc. (a)	3,077	83,417
Spectranetics Corp. (a)	7,119	36,876
Spectrum Pharmaceuticals Inc. (a)	10,048	39,388
STAAR Surgical Co. (a)	7,077	40,480
StemCells Inc. (a)	24,083	22,638
Stereotaxis Inc. (a)	6,177	20,446
STERIS Corp.	12,188	378,803
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	7,042
Sun Healthcare Group Inc. (a)	9,004	72,752
Sunrise Senior Living Inc. (a)	11,327	31,489
SuperGen Inc. (a)	12,021	24,282
SurModics Inc. (a)	3,551	58,272
Symmetry Medical Inc. (a)	7,589	79,988
Syneron Medical Ltd. (a)	7,274	74,777
Synovis Life Technologies Inc. (a)	2,291	35,006
Synta Pharmaceuticals Corp. (a)	4,417	11,926
Targacept Inc. (a)	4,883	94,388
Team Health Holdings Inc. (a)	3,013	38,928
Theravance Inc. (a)	12,943	162,694
TomoTherapy Inc. (a)	9,748	30,999
Transcend Services Inc. (a)	1,835	24,772
Transcept Pharmaceuticals Inc. (a)	1,041	8,672
Triple-S Management Corp. Class B (a)	4,167	77,298
U.S. Physical Therapy Inc. (a)	2,145	36,208

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Unilife Corp. (a)	9,875	$57,472
Universal American Financial Corp. (a)	6,550	94,320
Vanda Pharmaceuticals Inc. (a)	5,657	37,393
Vascular Solutions Inc. (a)	3,402	42,525
Vical Inc. (a)	11,398	35,334
ViroPharma Inc. (a)	16,030	179,696
Virtual Radiologic Corp. (a)	1,526	26,186
Vital Images Inc. (a)	3,050	38,888
VIVUS Inc. (a)	16,830	161,568
Volcano Corp. (a)	10,328	225,357
WellCare Health Plans Inc. (a)	8,806	209,054
West Pharmaceutical Services Inc.	6,835	249,409
Wright Medical Group Inc. (a)	8,095	134,458
Xenoport Inc. (a)	5,853	57,418
Young Innovations Inc.	1,235	34,765
ZIOPHARM Oncology Inc. (a)	9,900	31,482
Zoll Medical Corp. (a)	4,443	120,405
ZymoGenetics Inc. (a)	10,800	45,576

		26,624,314

Industrials (15.07%)
3D Systems Corp. (a)	3,684	46,234
A123 Systems Inc. (a)	14,895	140,460
Aaon Inc.	2,522	58,788
AAR Corp. (a)	8,005	134,004
ABM Industries Inc.	10,667	223,474
Acacia Research - Acacia
Technologies (a)	7,022	99,923
ACCO Brands Corp. (a)	11,474	57,255
Aceto Corp.	5,355	30,684
Actuant Corp. Class A	14,094	265,390
Acuity Brands Inc.	8,914	324,291
Administaff Inc.	4,459	107,729
Advanced Battery Technologies Inc. (a)	11,991	39,330
Advisory Board Co., The (a)	3,221	138,374
Aerovironment Inc. (a)	3,382	73,491
Air Transport Services Group Inc. (a)	11,185	53,241
Aircastle Ltd.	10,387	81,538
Airtran Holdings Inc. (a)	27,928	135,451
Alamo Group Inc.	1,355	29,404
Alaska Air Group Inc. (a)	7,408	332,990
Albany International Corp. Class A	5,505	89,126
Allegiant Travel Co.	3,176	135,583
Altra Holdings Inc. (a)	5,667	73,784
Amerco Inc. (a)	1,785	98,264
American Commercial Lines Inc. (a)	1,771	39,865
American Railcar Industries Inc. (a)	2,027	24,486
American Reprographics Co. (a)	7,691	67,142
American Science & Engineering Inc.	1,881	143,351
American Superconductor Corp. (a)	9,232	246,402
American Woodmark Corp.	1,963	33,567
Ameron International Corp.	1,868	112,696
Ampco-Pittsburgh Corp.	1,816	37,827
AO Smith Corp.	4,979	239,938
APAC Customer Services Inc. (a)	6,448	36,754
Apogee Enterprises Inc.	5,724	61,991

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Applied Energetics Inc. (a)	15,508	$15,973
Applied Industrial Technologies Inc.	8,747	221,474
Applied Signal Technology Inc.	2,708	53,212
Argan Inc. (a)	1,741	18,159
ARGON ST Inc. (a)	2,788	95,601
Arkansas Best Corp.	5,113	106,095
ArvinMeritor Inc. (a)	19,510	255,581
Astec Industries Inc. (a)	4,067	112,778
Astronics Corp. (a)	1,984	32,458
ATC Technology Corp. (a)	4,138	66,705
Atlas Air Worldwide Holdings Inc. (a)	5,308	252,130
Avis Budget Group Inc. (a)	21,331	209,470
AZZ Inc.	2,544	93,543
Badger Meter Inc.	3,064	118,546
Baldor Electric Co.	9,591	346,043
Baltic Trading Ltd. (a)	3,316	37,703
Barnes Group Inc.	10,066	164,982
Barrett Business Services Inc.	1,437	17,819
Beacon Roofing Supply Inc. (a)	9,390	169,208
Belden Inc.	9,710	213,620
Blount International Inc. (a)	9,797	100,615
BlueLinx Holdings Inc. (a)	2,061	5,420
Bowne & Co. Inc.	8,208	92,094
Brady Corp.	10,037	250,122
Briggs & Stratton Corp.	10,417	177,297
Brink’s Co., The	9,837	187,198
Broadwind Energy Inc. (a)	18,812	52,674
Builders FirstSource Inc. (a)	9,126	21,902
CAI International Inc. (a)	2,006	23,871
Capstone Turbine Corp. (a)	48,972	47,993
Cascade Corp.	1,922	68,442
Casella Waste Systems Inc. Class A (a)	4,988	19,054
CBIZ Inc. (a)	8,991	57,183
CDI Corp.	2,546	39,539
Celadon Group Inc. (a)	4,242	59,982
Cenveo Inc. (a)	11,237	61,691
Ceradyne Inc. (a)	5,332	113,945
Chart Industries Inc. (a)	5,947	92,654
CIRCOR International Inc.	3,517	89,965
Clarcor Inc.	10,415	369,941
Clean Harbors Inc. (a)	4,743	314,983
Coleman Cable Inc. (a)	1,533	8,646
Colfax Corp. (a)	4,912	51,134
Columbus McKinnon Corp. (a)	4,073	56,900
Comfort Systems USA Inc.	7,997	77,251
Commercial Vehicle Group Inc. (a)	4,992	50,968
CompX International Inc.	192	1,891
Consolidated Graphics Inc. (a)	1,876	81,118
Cornell Companies Inc. (a)	2,277	61,183
Corporate Executive Board Co., The	7,130	187,305
CoStar Group Inc. (a)	4,253	165,016
Courier Corp.	2,257	27,558
CRA International Inc. (a)	2,373	44,684
Cubic Corp.	3,292	119,763
Curtiss-Wright Corp.	9,427	273,760
Deluxe Corp.	10,474	196,388

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Diamond Management & Technology Consultants Inc.	4,730	$48,766
DigitalGlobe Inc. (a)	5,659	148,832
Dolan Co., The (a)	6,193	68,866
Dollar Thrifty Automotive Group Inc. (a)	5,945	253,316
Douglas Dynamics Inc. (a)	2,319	26,668
Ducommun Inc.	2,045	34,970
DXP Enterprises Inc. (a)	1,662	26,010
Dycom Industries Inc. (a)	7,948	67,955
Dynamex Inc. (a)	2,021	24,656
Dynamic Materials Corp.	2,766	44,367
DynCorp International Inc. Class A (a)	3,302	57,851
Eagle Bulk Shipping Inc. (a)	12,668	53,459
EMCOR Group Inc. (a)	13,700	317,429
Encore Wire Corp.	3,916	71,232
Ener1 Inc. (a)	12,395	41,895
Energy Recovery Inc. (a)	8,299	33,196
EnergySolutions Inc.	18,119	92,226
EnerNOC Inc. (a)	4,038	126,955
EnerSys (a)	9,916	211,905
Ennis Inc.	5,395	80,979
EnPro Industries Inc. (a)	4,215	118,652
ESCO Technologies Inc.	5,425	139,694
Esterline Technologies Corp. (a)	6,184	293,431
Excel Maritime Carriers Ltd. (a)	8,087	41,405
Exponent Inc. (a)	2,840	92,925
Federal Signal Corp.	12,491	75,446
Flow International Corp. (a)	9,426	22,245
Force Protection Inc. (a)	14,452	59,253
Forward Air Corp.	6,041	164,617
Franklin Covey Co. (a)	2,407	15,646
Franklin Electric Co. Inc.	4,770	137,471
Freightcar America Inc.	2,541	57,477
Fuel Tech Inc. (a)	3,374	21,324
FuelCell Energy Inc. (a)	15,057	17,767
Furmanite Corp. (a)	7,989	31,716
G&K Services Inc. Class A	3,787	78,202
Genco Shipping & Trading Ltd. (a)	5,192	77,828
GenCorp Inc. (a)	11,922	52,218
Generac Holdings Inc. (a)	4,051	56,755
Genesee & Wyoming Inc. (a)	7,969	297,323
Geo Group Inc., The (a)	10,228	212,231
GeoEye Inc. (a)	4,526	140,940
Gibraltar Industries Inc. (a)	6,181	62,428
Global Defense Technology & Systems Inc. (a)	1,007	12,859
Gorman-Rupp Co., The	2,585	64,754
GP Strategies Corp. (a)	3,153	22,891
GrafTech International Ltd. (a)	24,930	364,477
Graham Corp.	1,895	28,406
Granite Construction Inc.	7,162	168,880
Great Lakes Dredge & Dock Co.	11,970	71,820
Greenbrier Companies Inc. (a)	4,055	45,416
Griffon Corp. (a)	9,213	101,896
H&E Equipment Services Inc. (a)	5,632	42,184
Hawaiian Holdings Inc. (a)	10,861	56,151
Healthcare Services Group Inc.	8,986	170,285

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Heartland Express Inc.	10,347	$150,238
Heico Corp.	6,068	217,963
Heidrick & Struggles International Inc.	3,573	81,536
Herley Industries Inc. (a)	2,657	37,889
Herman Miller Inc.	11,781	222,307
Hexcel Corp. (a)	19,951	309,440
Hill International Inc. (a)	5,140	20,868
HNI Corp.	9,383	258,877
Hoku Corp. (a)	3,355	11,206
Horizon Lines Inc.	5,782	24,458
Houston Wire & Cable Co.	3,485	37,812
Hub Group Inc. (a)	7,757	232,788
Hudson Highland Group Inc. (a)	6,513	28,657
Huron Consulting Group Inc. (a)	4,507	87,481
ICF International Inc. (a)	3,499	83,731
II-VI Inc. (a)	5,229	154,935
Innerworkings Inc. (a)	5,037	34,403
Insituform Technologies Inc. (a)	8,068	165,233
Insteel Industries Inc.	3,705	43,052
Interface Inc.	10,346	111,116
Interline Brands Inc. (a)	6,851	118,454
International Shipholding Corp.	1,243	27,508
Jetblue Airways Corp. (a)	50,419	276,800
John Bean Technologies Corp.	5,879	89,655
Kadant Inc. (a)	2,528	44,038
Kaman Corp.	5,314	117,546
Kaydon Corp.	6,946	228,246
Kelly Services Inc. Class A (a)	5,579	82,960
Kforce Inc. (a)	6,282	80,096
Kimball International Inc. Class B	6,628	36,653
Knight Transportation Inc.	12,217	247,272
Knoll Inc.	9,801	130,255
Korn/Ferry International (a)	9,437	131,174
Kratos Defense & Security Solutions Inc. (a)	3,225	33,862
L.B. Foster Co. (a)	2,076	53,810
LaBarge Inc. (a)	2,670	30,465
Ladish Co. Inc. (a)	3,225	73,272
Lawson Products Inc.	834	14,161
Layne Christensen Co. (a)	4,065	98,658
LECG Corp. (a)	5,133	13,346
Lindsay Corp.	2,560	81,126
LMI Aerospace Inc. (a)	1,901	29,979
LSI Industries Inc.	4,226	20,623
Lydall Inc. (a)	3,442	26,297
M & F Worldwide Corp. (a)	2,224	60,270
Marten Transport Ltd. (a)	3,265	67,847
MasTec Inc. (a)	11,116	104,490
McGrath Rentcorp	5,015	114,242
Metalico Inc. (a)	7,772	30,933
Met-Pro Corp.	2,805	30,182
Michael Baker Corp. (a)	1,657	57,829
Middleby Corp. (a)	3,448	183,399
Miller Industries Inc.	2,227	29,998
Mine Safety Appliances Co.	5,437	134,729
Mistras Group Inc. (a)	2,920	31,302

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mobile Mini Inc. (a)	7,458	$121,416
Moog Inc. Class A (a)	9,405	303,123
Mueller Industries Inc.	7,811	192,151
Mueller Water Products Inc.	31,326	116,219
Multi-Color Corp.	2,151	22,026
MYR Group Inc. (a)	4,062	67,795
NACCO Industries Inc. Class A	1,184	105,092
Navigant Consulting Inc. (a)	10,603	110,059
NCI Building Systems Inc. (a)	3,501	29,303
Nordson Corp.	7,018	393,569
Northwest Pipe Co. (a)	1,955	37,145
Old Dominion Freight Line Inc. (a)	5,720	201,001
Omega Flex Inc.	677	9,871
On Assignment Inc. (a)	7,768	39,073
Orbital Sciences Corp. (a)	11,841	186,733
Orion Marine Group Inc. (a)	5,492	77,986
Otter Tail Corp.	7,505	145,072
P.A.M. Transportation Services Inc. (a)	910	13,677
Pacer International Inc. (a)	6,915	48,336
Park-Ohio Holdings Corp. (a)	1,575	22,664
Patriot Transportation Holding Inc. (a)	296	23,949
PetroCorp Inc. (a) (b)	745	0
PGT Inc. (a)	3,767	9,681
Pike Electric Corp. (a)	3,168	29,843
Pinnacle Airlines Corp. (a)	3,716	20,215
PMFG Inc. (a)	2,995	45,374
Polypore International Inc. (a)	4,573	103,990
Powell Industries Inc. (a)	1,798	49,157
PowerSecure International Inc. (a)	3,699	33,624
Preformed Line Products Co.	517	14,450
Primoris Services Corp.	4,081	25,710
Quality Distribution Inc. (a)	1,735	8,970
Quanex Building Products Corp.	7,903	136,643
RailAmerica Inc. (a)	4,819	47,804
Raven Industries Inc.	3,328	112,187
RBC Bearings Inc. (a)	4,406	127,730
Republic Airways Holdings Inc. (a)	7,220	44,114
Resources Connection Inc. (a)	9,398	127,813
Roadrunner Transportation Systems Inc. (a)	2,144	30,466
Robbins & Myers Inc.	5,623	122,244
Rollins Inc.	8,934	184,845
RSC Holdings Inc. (a)	10,293	63,508
Rush Enterprises Inc. Class A (a)	6,592	88,069
Saia Inc. (a)	3,228	48,420
SatCon Technology Corp. (a)	14,481	41,416
Sauer-Danfoss Inc. (a)	2,436	29,768
Schawk Inc.	2,412	36,059
School Specialty Inc. (a)	3,936	71,124
Seaboard Corp.	66	99,660
SFN Group Inc. (a)	10,866	59,328
Simpson Manufacturing Co. Inc.	8,086	198,511
SkyWest Inc.	11,567	141,349
Standard Parking Corp. (a)	3,159	50,007
Standard Register Co., The	3,538	11,109
Standex International Corp.	2,549	64,617

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Stanley Inc. (a)	2,320	$86,722
Steelcase Inc.	15,700	121,675
Sterling Construction Company Inc. (a)	3,275	42,378
Sun Hydraulics Corp.	2,550	59,823
Sykes Enterprises Inc. (a)	8,463	120,428
TAL International Group Inc.	3,424	76,937
Taser International Inc. (a)	12,757	49,752
Team Inc. (a)	3,861	50,386
Tecumseh Products Co. Class A (a)	3,757	41,778
Teledyne Technologies Inc. (a)	7,450	287,421
Tennant Co.	3,917	132,473
Tetra Tech Inc. (a)	12,684	248,733
Textainer Group Holdings Ltd.	2,034	49,101
Thermadyne Holdings Corp. (a)	1,728	18,680
Titan International Inc.	7,217	71,954
Titan Machinery Inc. (a)	2,829	37,145
Tredegar Corp.	5,107	83,346
Trex Co. Inc. (a)	3,229	64,871
TriMas Corp. (a)	3,035	34,326
Triumph Group Inc.	3,428	228,408
TrueBlue Inc. (a)	9,118	102,030
Tutor Perini Corp. (a)	5,462	90,014
Twin Disc Inc.	1,842	20,925
Ultrapetrol Bahamas Ltd. (a)	4,438	19,305
United Capital Corp. (a)	386	9,422
United Rentals Inc. (a)	12,394	115,512
United Stationers Inc. (a)	5,010	272,895
Universal Forest Products Inc.	4,033	122,240
Universal Truckload Services Inc. (a)	1,061	14,780
UQM Technologies Inc. (a)	7,279	24,676
US Airways Group Inc. (a)	33,322	286,902
US Ecology Inc.	3,731	54,361
USA Truck Inc. (a)	1,751	28,226
Viad Corp.	4,201	74,148
Vicor Corp. (a)	3,848	48,062
Volt Information Sciences Inc. (a)	3,021	25,376
VSE Corp.	876	27,874
Wabash National Corp. (a)	12,080	85,889
Waste Services Inc. (a)	5,521	64,375
Watsco Inc.	5,722	331,418
Watts Water Technologies Inc.	6,102	174,883
Werner Enterprises Inc.	8,840	193,508
Woodward Governor Co.	12,604	321,780
Xerium Technologies Inc. (a)	1,499	21,166

		29,538,239

Information Technology (17.62%)
3PAR Inc. (a)	7,969	74,191
ACI Worldwide Inc. (a)	7,107	138,373
Acme Packet Inc. (a)	8,997	241,839
Actel Corp. (a)	4,502	57,716
Actuate Corp. (a)	9,562	42,551
Acxiom Corp. (a)	14,118	207,393
ADC Telecommunications Inc. (a)	20,094	148,897
ADPT Corp. (a)	17,047	49,266

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adtran Inc.	12,781	$348,538
Advanced Analogic Technologies Inc. (a)	9,157	29,211
Advanced Energy Industries Inc. (a)	7,453	91,597
Advent Software Inc. (a)	3,285	154,264
Agilysys Inc.	3,531	23,622
Alpha & Omega Semiconductor Ltd. (a)	1,006	13,893
American Software Inc. Class A	4,162	19,228
Amkor Technology Inc. (a)	21,933	120,851
ANADIGICS Inc. (a)	12,980	56,593
Anaren Inc. (a)	2,988	44,641
Ancestry.com Inc. (a)	3,862	68,048
Anixter International Inc. (a)	5,829	248,315
Applied Micro Circuits Corp. (a)	13,561	142,119
Archipelago Learning Inc. (a)	2,367	27,055
ArcSight Inc. (a)	5,034	112,711
Ariba Inc. (a)	18,479	294,370
Arris Group Inc. (a)	26,064	265,592
Art Technology Group Inc. (a)	32,185	110,073
Aruba Networks Inc. (a)	15,046	214,255
Aspen Technology Inc. (a)	12,764	139,000
ATMI Inc. (a)	6,525	95,526
Aviat Networks Inc. (a)	12,557	45,582
Avid Technology Inc. (a)	5,919	75,349
Axcelis Technologies Inc. (a)	21,118	32,733
AXT Inc. (a)	6,254	28,206
Bel Fuse Inc.	2,257	37,263
Bell Microproducts Inc. (a)	6,598	46,054
Benchmark Electronics Inc. (a)	13,099	207,619
BigBand Networks Inc. (a)	10,079	30,439
Black Box Corp.	3,653	101,882
Blackbaud Inc.	9,203	200,349
Blackboard Inc. (a)	7,022	262,131
Blue Coat Systems Inc. (a)	8,562	174,922
Bottomline Technologies Inc. (a)	5,471	71,287
Brightpoint Inc. (a)	14,434	101,039
Brooks Automation Inc. (a)	13,411	103,667
Cabot Microelectronics Corp. (a)	4,923	170,287
CACI International Inc. (a)	6,203	263,503
Calix Inc. (a)	1,480	15,185
Cass Information Systems Inc.	1,713	58,670
Cavium Networks Inc. (a)	9,116	238,748
CDC Corp. Class A (a)	19,980	41,558
CEVA Inc. (a)	4,410	55,566
Checkpoint Systems Inc. (a)	8,237	142,994
Ciber Inc. (a)	13,483	37,348
Cirrus Logic Inc. (a)	13,577	214,652
Cogent Inc. (a)	10,752	96,876
Cognex Corp.	8,276	145,492
Coherent Inc. (a)	5,188	177,948
Cohu Inc.	4,700	57,011
Commvault Systems Inc. (a)	8,865	199,462
Compellent Technologies Inc. (a)	4,753	57,606
Computer Task Group Inc. (a)	3,181	20,549
comScore Inc. (a)	4,636	76,355
Comtech Telecommunications Corp. (a)	5,855	175,240

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Comverge Inc. (a)	5,116	$45,839
Concur Technologies Inc. (a)	8,314	354,842
Conexant Systems Inc. (a)	16,465	36,882
Constant Contact Inc. (a)	5,846	124,695
Convio Inc. (a)	1,151	8,448
CPI International Inc. (a)	1,404	21,888
Cray Inc. (a)	7,541	42,079
CSG Systems International Inc. (a)	7,120	130,510
CTS Corp.	6,800	62,832
CyberSource Corp. (a)	14,602	372,789
Cymer Inc. (a)	6,237	187,359
Daktronics Inc.	7,201	54,008
DDi Corp.	2,851	21,468
DealerTrack Holdings Inc. (a)	8,268	136,009
Deltek Inc. (a)	4,158	34,678
DemandTec Inc. (a)	3,636	24,543
DG FastChannel Inc. (a)	5,185	168,927
Dice Holdings Inc. (a)	3,184	22,033
Digi International Inc. (a)	5,064	41,879
Digimarc Corp. (a)	1,360	25,500
Digital River Inc. (a)	8,138	194,580
Diodes Inc. (a)	6,975	110,693
DivX Inc. (a)	6,698	51,307
Double-Take Software Inc. (a)	4,304	45,149
DSP Group Inc. (a)	4,917	31,420
DTS Inc. (a)	3,621	119,022
EarthLink Inc.	22,111	176,004
Ebix Inc. (a)	5,499	86,224
Echelon Corp. (a)	6,799	49,837
Echo Global Logistics Inc. (a)	2,147	26,215
Electro Rent Corp.	3,402	43,512
Electro Scientific Industries Inc. (a)	5,653	75,524
Electronics for Imaging Inc. (a)	9,265	90,334
EMS Technologies Inc. (a)	3,287	49,371
Emulex Corp. (a)	16,912	155,252
Energy Conversion Devices Inc. (a)	9,533	39,085
Entegris Inc. (a)	27,021	107,273
Entropic Communications Inc. (a)	11,451	72,599
Epicor Software Corp. (a)	10,010	79,980
EPIQ Systems Inc. (a)	6,732	87,045
ePlus Inc. (a)	878	15,365
Euronet Worldwide Inc. (a)	10,054	128,591
Evergreen Solar Inc. (a)	40,940	27,921
Exar Corp. (a)	7,349	50,929
Exlservice Holdings Inc. (a)	3,119	53,553
Extreme Networks Inc. (a)	17,814	48,098
Fair Isaac Corp.	9,492	206,831
FalconStor Software Inc. (a)	6,427	16,967
FARO Technologies Inc. (a)	3,375	63,146
FEI Co. (a)	7,796	153,659
Finisar Corp. (a)	15,477	230,607
Formfactor Inc. (a)	10,390	112,212
Forrester Research Inc. (a)	3,069	92,868
Fortinet Inc. (a)	8,121	133,509
FSI International Inc. (a)	6,499	27,231
Gerber Scientific Inc. (a)	5,082	27,189

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Global Cash Access Holdings Inc. (a)	10,313	$74,357
Globecomm Systems Inc. (a)	4,418	36,448
GSI Commerce Inc. (a)	12,774	367,891
GSI Technology Inc. (a)	3,645	20,849
GT Solar International Inc. (a)	12,750	71,400
Guidance Software Inc. (a)	2,637	13,765
Hackett Group Inc., The (a)	6,225	17,492
Harmonic Inc. (a)	19,859	108,033
Heartland Payment Systems Inc.	7,922	117,562
Hittite Microwave Corp. (a)	5,614	251,170
Hughes Communications Inc. (a)	1,811	44,062
Hutchinson Technology Inc. (a)	4,684	20,282
Hypercom Corp. (a)	9,363	43,444
ICx Technologies Inc. (a)	2,633	19,221
iGate Corp.	4,832	61,946
Ikanos Communications Inc. (a)	5,881	9,468
Imation Corp. (a)	6,344	58,301
Immersion Corp. (a)	5,670	28,690
Infinera Corp. (a)	18,026	115,907
infoGROUP Inc. (a)	7,926	63,249
InfoSpace Inc. (a)	7,544	56,731
Insight Enterprises Inc. (a)	9,516	125,231
Integral Systems Inc. (a)	3,724	23,647
Integrated Device Technology Inc. (a)	33,344	165,053
Integrated Silicon Solution Inc. (a)	5,266	39,706
Interactive Intelligence Inc. (a)	2,653	43,589
InterDigital Inc. (a)	9,124	225,272
Intermec Inc. (a)	10,256	105,124
Internap Network Services Corp. (a)	11,056	46,104
Internet Brands Inc. (a)	5,880	60,740
Internet Capital Group Inc. (a)	7,443	56,567
Intevac Inc. (a)	4,671	49,840
IPG Photonics Corp. (a)	5,313	80,917
Isilon Systems Inc. (a)	5,458	70,081
Ixia (a)	6,667	57,270
IXYS Corp. (a)	4,885	43,183
j2 Global Communications Inc. (a)	9,278	202,632
Jack Henry & Associates Inc.	17,552	419,142
JDA Software Group Inc. (a)	8,560	188,149
Keithley Instruments Inc.	2,247	19,841
Kenexa Corp. (a)	4,605	55,260
Keynote Systems Inc.	2,536	22,875
KIT Digital Inc. (a)	4,018	35,439
Knot Inc., The (a)	6,451	50,189
Kopin Corp. (a)	14,013	47,504
Kulicke & Soffa Industries Inc. (a)	14,500	101,790
KVH Industries Inc. (a)	3,039	37,744
L-1 Identity Solutions Inc. (a)	15,751	129,001
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	23,755	103,097
Lawson Software Inc. (a)	28,705	209,546
Limelight Networks Inc. (a)	8,326	36,551
Lionbridge Technologies Inc. (a)	12,150	55,526
Liquidity Services Inc. (a)	3,064	39,709
Littelfuse Inc. (a)	4,574	144,584
LivePerson Inc. (a)	9,087	62,337

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Local.com Corp. (a)	3,215	$21,991
LogMeIn Inc. (a)	3,080	80,788
LoopNet Inc. (a)	3,957	48,790
Loral Space & Communications Inc. (a)	2,208	94,326
LTX-Credence Corp. (a)	30,056	85,058
Magma Design Automation Inc. (a)	10,486	29,780
Manhattan Associates Inc. (a)	4,745	130,725
ManTech International Corp. (a)	4,563	194,247
Marchex Inc. Class B	3,513	13,525
Mattson Technology Inc. (a)	10,163	38,518
MAXIMUS Inc.	3,630	210,068
MaxLinear Inc. Class A (a)	1,501	20,984
Maxwell Technologies Inc. (a)	5,392	61,469
Measurement Specialties Inc. (a)	3,091	42,347
Mentor Graphics Corp. (a)	21,921	194,001
Mercury Computer Systems Inc. (a)	4,863	57,043
Meru Networks Inc. (a)	1,067	12,655
Methode Electronics Inc.	7,610	74,121
Micrel Inc.	10,420	106,076
Microsemi Corp. (a)	17,229	252,060
MicroStrategy Inc. (a)	1,831	137,490
Microtune Inc. (a)	10,267	21,869
Microvision Inc. (a)	18,583	55,006
Mindspeed Technologies Inc. (a)	6,577	49,262
MIPS Technologies Inc. (a)	9,823	50,196
MKS Instruments Inc. (a)	10,331	193,396
ModusLink Global Solutions Inc. (a)	8,802	53,076
MoneyGram International Inc. (a)	16,917	41,447
Monolithic Power Systems Inc. (a)	6,770	120,912
Monotype Imaging Holdings Inc. (a)	4,521	40,734
MoSys Inc. (a)	5,462	24,142
Move Inc. (a)	31,851	65,295
MTS Systems Corp.	3,433	99,557
Multi-Fineline Electronix Inc. (a)	2,133	53,240
Nanometrics Inc. (a)	3,615	36,475
NCI Inc. (a)	1,424	32,154
Netezza Corp. (a)	10,455	143,024
Netgear Inc. (a)	7,305	130,321
Netlogic Microsystems Inc. (a)	12,878	350,282
NetScout Systems Inc. (a)	6,256	88,960
NetSuite Inc. (a)	3,726	47,097
Network Engines Inc. (a)	7,218	19,561
Network Equipment Technologies Inc. (a)	5,662	19,760
Newport Corp. (a)	7,771	70,405
NIC Inc.	11,412	73,151
Novatel Wireless Inc. (a)	6,612	37,953
NVE Corp. (a)	926	40,309
Occam Networks Inc. (a)	2,497	13,883
Oclaro Inc. (a)	10,127	112,308
Omnivision Technologies Inc. (a)	10,700	229,408
Online Resources Corp. (a)	5,103	21,177
OpenTable Inc. (a)	3,242	134,446
Openwave Systems Inc. (a)	17,739	36,010
Oplink Communications Inc. (a)	4,462	63,940
OPNET Technologies Inc.	2,609	38,326

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
OpNext Inc. (a)	8,601	$14,192
OSI Systems Inc. (a)	3,318	92,141
Palm Inc. (a)	34,296	195,144
Parametric Technology Corp. (a)	23,965	375,532
Park Electrochemical Corp.	4,317	105,378
PC Connection Inc. (a)	2,174	13,174
PC-Tel Inc. (a)	4,264	21,491
PDF Solutions Inc. (a)	4,539	21,787
Pegasystems Inc.	3,315	106,445
Perficient Inc. (a)	4,888	43,552
Pericom Semiconductor Corp. (a)	5,212	50,035
Photronics Inc. (a)	11,217	50,701
Plantronics Inc.	10,005	286,143
Plexus Corp. (a)	8,335	222,878
PLX Technology Inc. (a)	7,945	33,290
Power Integrations Inc.	5,060	162,907
Power-One Inc. (a)	12,107	81,722
Powerwave Technologies Inc. (a)	25,971	39,995
Presstek Inc. (a)	5,507	19,440
Progress Software Corp. (a)	8,703	261,351
PROS Holdings Inc. (a)	4,264	27,716
QAD Inc. (a)	2,688	11,101
Quantum Corp. (a)	45,082	84,754
Quest Software Inc. (a)	12,452	224,634
QuinStreet Inc. (a)	2,160	24,862
Rackspace Hosting Inc. (a)	19,939	365,681
Radiant Systems Inc. (a)	5,922	85,632
Radisys Corp. (a)	5,036	47,943
RealNetworks Inc. (a)	16,989	56,064
Renaissance Learning Inc.	2,673	39,266
RF Micro Devices Inc. (a)	55,582	217,326
Richardson Electronics Ltd.	2,916	26,244
RightNow Technologies Inc. (a)	4,421	69,365
Rimage Corp. (a)	1,837	29,080
Riverbed Technology Inc. (a)	12,968	358,176
Rofin-Sinar Technologies Inc. (a)	6,626	137,953
Rogers Corp. (a)	3,271	90,836
Rosetta Stone Inc. (a)	2,132	48,951
Rubicon Technology Inc. (a)	2,917	86,897
Rudolph Technologies Inc. (a)	6,177	46,636
S1 Corp. (a)	10,964	65,894
Saba Software Inc. (a)	5,776	29,746
Sanmina-SCI Corp. (a)	16,337	222,347
Sapient Corp.	21,170	214,664
SAVVIS Inc. (a)	7,691	113,442
ScanSource Inc. (a)	5,610	139,857
SeaChange International Inc. (a)	5,968	49,117
Semtech Corp. (a)	12,827	209,978
ShoreTel Inc. (a)	9,152	42,465
Sigma Designs Inc. (a)	6,350	63,564
Silicon Graphics International Corp. (a)	6,504	46,048
Silicon Image Inc. (a)	16,114	56,560
Smart Modular Technologies (WWH) Inc. (a)	10,730	62,770
Smith Micro Software Inc. (a)	6,214	59,095
SolarWinds Inc. (a)	7,164	114,911

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Sonic Solutions (a)	5,181	$43,261
SonicWALL Inc. (a)	11,339	133,233
Sonus Networks Inc. (a)	42,669	115,633
Sourcefire Inc. (a)	5,631	106,989
Spansion Inc. Class A (a)	2,638	43,026
Spectrum Control Inc. (a)	2,578	36,040
SPS Commerce Inc. (a)	924	10,737
SRA International Inc. (a)	8,812	173,332
SRS Labs Inc. (a)	2,206	20,185
SS&C Technologies Holdings Inc. (a)	2,535	40,636
Stamps.com Inc. (a)	2,115	21,679
Standard Microsystems Corp. (a)	4,605	107,204
STEC Inc. (a)	8,344	104,801
Stratasys Inc. (a)	4,201	103,177
Stream Global Services Inc. (a)	842	4,715
SuccessFactors Inc. (a)	12,932	268,856
Super Micro Computer Inc. (a)	4,989	67,352
Supertex Inc. (a)	2,100	51,786
Support.com Inc. (a)	9,165	38,126
Sycamore Networks Inc.	4,096	68,076
Symmetricom Inc. (a)	8,655	44,054
Symyx Technologies Inc. (a)	7,428	37,214
Synaptics Inc. (a)	6,907	189,942
Synchronoss Technologies Inc. (a)	4,159	78,896
SYNNEX Corp. (a)	4,600	117,852
Syntel Inc.	2,694	91,461
Take-Two Interactive Software Inc. (a)	14,716	132,444
Taleo Corp. (a)	8,227	199,834
Technitrol Inc.	8,988	28,402
TechTarget (a)	3,046	16,387
Tekelec (a)	14,029	185,744
TeleCommunication Systems Inc. Class A (a)	9,214	38,146
TeleNav Inc. (a)	1,591	13,348
TeleTech Holdings Inc. (a)	6,371	82,122
Terremark Worldwide Inc. (a)	11,935	93,212
TESSCO Technologies Inc.	998	16,667
Tessera Technologies Inc. (a)	10,307	165,427
THQ Inc. (a)	13,910	60,091
TIBCO Software Inc. (a)	34,396	414,816
Tier Technologies Inc. Class B (a)	2,996	18,216
TiVo Inc. (a)	23,706	174,950
TNS Inc. (a)	5,336	93,060
Travelzoo Inc. (a)	987	12,219
Trident Microsystems Inc. (a)	14,246	20,229
TriQuint Semiconductor Inc. (a)	32,283	197,249
TTM Technologies Inc. (a)	16,693	158,584
Tyler Technologies Inc. (a)	6,496	100,818
Ultimate Software Group Inc. (a)	5,192	170,609
Ultra Clean Holdings Inc. (a)	4,391	37,411
Ultratech Inc. (a)	5,051	82,180
Unica Corp. (a)	3,392	32,495
Unisys Corp. (a)	8,741	161,621
United Online Inc.	17,849	102,810
Universal Display Corp. (a)	6,090	109,498
UTStarcom Inc. (a)	24,256	44,631

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ValueClick Inc. (a)	16,767	$179,239
VASCO Data Security International Inc. (a)	5,668	34,972
Veeco Instruments Inc. (a)	8,348	286,169
VeriFone Systems Inc. (a)	17,569	332,581
ViaSat Inc. (a)	6,816	221,929
Viasystems Group Inc. (a)	850	12,554
Virage Logic Corp. (a)	4,664	55,455
Virnetx Holding Corp.	6,598	39,060
Virtusa Corp. (a)	3,004	28,027
Vocus Inc. (a)	3,412	52,135
Volterra Semiconductor Corp. (a)	5,112	117,883
Wave Systems Corp. Class A (a)	16,324	52,890
Websense Inc. (a)	8,948	169,117
Wright Express Corp. (a)	7,926	235,402
X-Rite Inc. (a)	6,712	24,767
Xyratex Ltd. (a)	6,169	87,291
Zix Corp. (a)	11,944	26,993
Zoran Corp. (a)	10,760	102,650
Zygo Corp. (a)	3,525	28,588

		34,542,320

Materials (4.74%)
A. Schulman Inc.	6,456	122,406
AEP Industries Inc. (a)	1,003	23,952
Allied Nevada Gold Corp. (a)	13,026	256,352
AM Castle & Co. (a)	3,296	45,781
AMCOL International Corp.	4,987	117,194
American Vanguard Corp.	4,113	32,616
Arch Chemicals Inc.	4,718	145,031
Balchem Corp.	5,830	145,750
Boise Inc. (a)	14,336	78,705
Brush Engineered Materials Inc. (a)	4,150	82,917
Buckeye Technologies Inc. (a)	8,029	79,889
Calgon Carbon Corp. (a)	11,527	152,617
Capital Gold Corp. (a)	9,845	39,380
Century Aluminum Co. (a)	13,073	115,435
Clearwater Paper Corp. (a)	2,354	128,905
Coeur d’Alene Mines Corp. (a)	18,259	288,127
Deltic Timber Corp.	2,228	93,130
Ferro Corp. (a)	17,965	132,402
General Moly Inc. (a)	13,772	42,418
Georgia Gulf Corp. (a)	6,908	92,153
Globe Specialty Metals Inc. (a)	12,576	129,910
Golden Star Resources Ltd. (a)	52,976	232,035
Graham Packaging Co Inc. (a)	3,600	43,092
Graphic Packaging Holding Co. (a)	22,859	72,006
Hawkins Inc.	1,762	42,429
Haynes International Inc.	2,563	79,017
HB Fuller Co.	10,071	191,248
Headwaters Inc. (a)	12,246	34,779
Hecla Mining Co. (a)	49,740	259,643
Horsehead Holding Corp. (a)	8,872	67,072
Innophos Holdings Inc.	4,389	114,465
Jaguar Mining Inc. (a)	17,256	152,370

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Kaiser Aluminum Corp.	3,113	$107,928
Kapstone Paper and Packaging Corp. (a)	7,818	87,093
KMG Chemicals Inc.	1,221	17,534
Koppers Holdings Inc.	4,228	95,045
Kraton Performance Polymers Inc. (a)	2,216	41,639
Landec Corp. (a)	5,344	31,476
Louisiana-Pacific Corp. (a)	26,259	175,673
LSB Industries Inc. (a)	3,660	48,715
Metals USA Holdings Corp. (a)	2,319	34,669
Minerals Technologies Inc.	3,883	184,598
Myers Industries Inc.	7,201	58,256
Neenah Paper Inc.	3,135	57,370
NewMarket Corp.	2,122	185,293
NL Industries Inc.	1,462	8,918
Noranda Aluminum Holding Corp. (a)	2,293	14,744
Olin Corp.	16,273	294,379
Olympic Steel Inc.	1,796	41,254
OM Group Inc. (a)	6,335	151,153
Omnova Solutions Inc. (a)	9,143	71,407
P. H. Glatfelter Co.	9,248	100,341
PolyOne Corp. (a)	19,213	161,773
Quaker Chemical Corp.	2,288	61,982
Rock-Tenn Co. Class A	8,010	397,857
Rockwood Holdings Inc. (a)	10,709	242,987
RTI International Metals Inc. (a)	6,273	151,242
Schweitzer-Mauduit International Inc.	3,771	190,247
Senomyx Inc. (a)	7,805	29,581
Sensient Technologies Corp.	10,176	263,864
Silgan Holdings Inc.	11,185	317,430
Solutia Inc. (a)	24,954	326,897
Spartech Corp. (a)	6,336	64,944
Stepan Co.	1,597	109,283
Stillwater Mining Co. (a)	9,112	105,881
STR Holdings Inc. (a)	5,812	109,266
Texas Industries Inc.	4,348	128,440
Thompson Creek Metals Company Inc. (a)	28,734	249,411
TPC Group Inc. (a)	1,593	26,444
U.S. Energy Corp. (a)	5,391	25,607
United States Lime & Minerals Inc. (a)	520	20,030
Universal Stainless & Alloy Products Inc. (a)	1,469	23,489
US Gold Corp. (a)	18,247	91,417
Verso Paper Corp. (a)	2,842	6,565
Wausau Paper Corp. (a)	10,020	67,835
Westlake Chemical Corp.	4,076	75,691
Worthington Industries Inc.	12,574	161,702
WR Grace & Co. (a)	15,060	316,862
Zep Inc.	4,585	79,962
Zoltek Companies Inc. (a)	5,928	50,210

		9,297,610

Telecommunication Services (0.97%)
AboveNet Inc. (a)	4,626	218,255

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Alaska Communications Systems Group Inc.	9,115	$77,386
Atlantic Tele-Network Inc.	1,948	80,452
Cbeyond Inc. (a)	5,480	68,500
Cincinnati Bell Inc. (a)	41,735	125,622
Cogent Communications Group Inc. (a)	9,170	69,509
Consolidated Communications Holdings Inc.	5,131	87,278
FiberTower Corp. (a)	9,291	43,854
General Communication Inc. Class A (a)	9,712	73,714
Global Crossing Ltd. (a)	6,184	65,365
Globalstar Inc. (a)	14,019	21,589
ICO Global Communications Holdings Ltd. New (a)	19,025	30,630
IDT Corp. Class B (a)	2,855	36,401
Iridium Communications Inc. (a)	6,959	69,868
Neutral Tandem Inc. (a)	6,963	78,334
NTELOS Holdings Corp.	5,940	102,168
PAETEC Holding Corp. (a)	25,767	87,865
Premiere Global Services Inc. (a)	12,609	79,941
Shenandoah Telecommunications Co.	4,855	86,128
Syniverse Holdings Inc. (a)	14,330	293,048
USA Mobility Inc.	4,481	57,895
Vonage Holdings Corp. (a)	21,440	49,312

		1,903,114

Utilities (3.17%)
Allete Inc.	6,387	218,691
American DG Energy Inc. (a)	3,730	11,600
American States Water Co.	3,766	124,805
Artesian Resources Corp. Class A	1,186	21,894
Avista Corp.	11,410	222,837
Black Hills Corp.	8,068	229,696
Cadiz Inc. (a)	2,353	28,401
California Water Service Group	4,002	142,871
Central Vermont Public Service Corp.	2,438	48,126
CH Energy Group Inc.	3,273	128,433
Chesapeake Utilities Corp.	2,012	63,177
Cleco Corp.	12,575	332,106
Connecticut Water Service Inc.	1,843	38,740
Consolidated Water Co. Ltd.	3,081	35,062
Dynegy Inc. (a)	20,995	80,831
El Paso Electric Co. (a)	9,064	175,388
Empire District Electric Co., The	8,237	154,608
Idacorp Inc.	9,890	329,040
Laclede Group Inc., The	4,649	154,021
MGE Energy Inc.	4,816	173,569
Middlesex Water Co.	2,909	46,108
New Jersey Resources Corp.	8,562	301,382
Nicor Inc.	9,330	377,865
Northwest Natural Gas Co.	5,517	240,376
NorthWestern Corp.	7,430	194,666
Piedmont Natural Gas Company Inc.	14,855	375,832
PNM Resources Inc.	18,026	201,531
Portland General Electric Co.	15,606	286,058

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
SJW Corp.	2,751	$64,483
South Jersey Industries Inc.	6,199	266,309
Southwest Gas Corp.	9,329	275,206
Southwest Water Co.	5,619	58,887
UIL Holdings Corp.	6,152	153,985
Unisource Energy Corp.	7,476	225,626
Unitil Corp.	2,208	46,169
WGL Holdings Inc.	10,490	356,975
York Water Co.	2,664	37,829

		6,223,183

Total Common Stocks
(cost $219,849,730)		190,876,765

Registered Investment Companies (0.91%)
Financials (0.91%)
American Capital Ltd. (a)	70,328	338,981
Apollo Investment Corp.	39,868	371,968
Arlington Asset Investment Corp. Class A	1,388	26,136
BlackRock Kelso Capital Corp.	11,629	114,778
Capital Southwest Corp.	610	53,625
Fifth Street Finance Corp.	9,276	102,314
Gladstone Capital Corp.	4,514	48,796
Gladstone Investment Corp.	4,835	28,188
Golub Capital BDC LLC Inc.	1,485	21,414
Harris & Harris Group Inc. (a)	6,221	25,444
Hercules Technology Growth Capital Inc.	7,246	66,736
Kayne Anderson Energy Development Co.	2,064	31,311
Main Street Capital Corp.	2,514	37,535
MCG Capital Corp.	15,652	75,599
Medallion Financial Corp.	3,251	21,457
MVC Capital Inc.	4,960	64,083
NGP Capital Resources Co.	4,191	30,049
PennantPark Investment Corp.	6,702	64,004
Prospect Capital Corp.	13,957	134,685
Solar Capital Ltd.	1,210	23,305
THL Credit Inc. (a)	1,806	20,769
TICC Capital Corp.	5,463	45,889
Triangle Capital Corp.	2,432	34,583

		1,781,649

Total Registered Investment Companies
(cost $2,289,443)		1,781,649

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (1.69%)
U.S. Treasury Bill (c) 0.159%, 08/12/2010	$3,303,000	$3,302,366

Total Short-term Investments
(cost $3,302,653)		3,302,366

TOTAL INVESTMENTS (99.95%)
(cost $225,441,826)		195,960,780
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.05%)		104,972

NET ASSETS (100.00%)		$196,065,752

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (a) (98.30%)
Australia (7.96%)
AGL Energy Ltd.	12,033	$147,997
Alumina Ltd.	60,921	77,100
Amcor Ltd.	31,922	170,131
AMP Ltd.	52,490	227,809
Aristocrat Leisure Ltd.	9,841	29,991
Arrow Energy Ltd. (b)	15,032	60,842
Asciano Group (b)	71,900	96,554
ASX Ltd.	4,517	110,189
Australia & New Zealand Banking Group Ltd.	65,598	1,178,231
AXA Asia Pacific Holdings Ltd.	27,826	127,303
Bendigo and Adelaide Bank Ltd.	9,012	61,425
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	87,118	2,710,202
Billabong International Ltd.	5,798	42,106
BlueScope Steel Ltd. (b)	48,312	83,989
Boral Ltd.	16,096	64,475
Brambles Ltd.	36,766	167,435
Caltex Australia Ltd.	3,766	29,549
CFS Retail Property Trust	42,893	67,798
Coca-Cola Amatil Ltd.	14,753	147,719
Cochlear Ltd.	1,570	97,793
Commonwealth Bank of Australia	39,833	1,610,349
Computershare Ltd.	11,101	98,174
Crown Ltd.	12,695	82,300
CSL Ltd.	14,429	393,961
CSR Ltd.	41,099	57,558
Dexus Property Group	130,136	83,506
Energy Resources of Australia Ltd.	1,751	19,336
Fairfax Media Ltd.	53,524	58,483
Fortescue Metals Group Ltd. (b)	31,831	107,952
Foster’s Group Ltd.	51,750	245,116
Goodman Fielder Ltd.	35,178	39,658
Goodman Group	164,381	86,943
GPT Group	47,677	111,319
Harvey Norman Holdings Ltd.	13,901	38,398
Incitec Pivot Ltd.	41,898	94,755
Insurance Australia Group Ltd.	55,012	156,486
Intoll Group	63,594	55,411
James Hardie Industries SE CDI (b)	11,735	60,768
Leighton Holdings Ltd.	3,469	83,433
Lend Lease Corp. Ltd.	14,157	86,212
Macarthur Coal Ltd.	2,541	25,393
Macquarie Group Ltd.	8,665	266,332
MAP Group	18,664	41,829
Metcash Ltd.	19,717	69,300
Mirvac Group	71,583	78,176
National Australia Bank Ltd.	54,854	1,060,560
Newcrest Mining Ltd.	12,725	371,271
Onesteel Ltd.	35,378	87,531
Orica Ltd.	9,687	203,770
Origin Energy Ltd.	22,901	285,706
OZ Minerals Ltd. (b)	81,467	64,521
Paladin Energy Ltd. (b)	15,175	45,186
Qantas Airways Ltd. (b)	27,618	50,628

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
QBE Insurance Group Ltd.	26,966	$409,184
Rio Tinto Ltd.	11,341	623,691
Santos Ltd.	21,376	223,390
Sims Metal Management Ltd.	3,988	56,665
Sonic Healthcare Ltd.	9,500	82,667
SP Ausnet	38,979	25,027
Stockland	61,219	190,000
Suncorp-Metway Ltd.	32,807	219,485
Tabcorp Holding Ltd.	15,578	82,560
Tatts Group Ltd.	30,108	56,453
Telstra Corp. Ltd.	111,899	305,008
Toll Holdings Ltd.	17,765	80,902
Transurban Group	30,236	107,328
Wesfarmers Ltd.	26,044	622,488
Wesfarmers Ltd. PPS	3,889	93,254
Westfield Group	54,969	558,582
Westpac Banking Corp.	77,390	1,364,112
Woodside Petroleum Ltd.	14,318	497,684
Woolworths Ltd.	32,085	726,244
WorleyParsons Ltd.	4,336	79,777

		18,323,460

Austria (0.29%)
Erste Group Bank AG	4,812	152,676
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	26,040	66,861
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,933	59,147
OMV AG	4,032	121,083
Raiffeisen International Bank Holding AG (b)	1,512	57,427
Telekom Austria AG	8,659	96,286
Vienna Insurance Group	960	39,849
VoestAlpine AG	2,958	80,560

		673,889

Belgium (0.94%)
Ageas	57,820	128,668
Anheuser-Busch InBev NV	18,728	900,465
Belgacom SA	3,943	123,975
Colruyt SA	400	94,096
Compagnie Nationale a Portefeuille	934	39,734
Delhaize Group	2,670	193,750
Dexia SA (b)	13,821	48,229
Groupe Bruxelles Lambert SA	2,042	141,596
KBC GROEP NV (b)	4,322	165,663
Mobistar SA	634	33,686
Solvay SA	1,512	129,114
UCB SA	2,743	86,141
Umicore	2,922	84,303

		2,169,420

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (1.00%)
A P Moller-Maersk A/S Class A	15	$114,081
A P Moller-Maersk A/S Class B	35	275,654
Carlsberg A/S Class B	2,852	217,348
Coloplast A/S Class B	603	59,853
Danske Bank A/S (b)	11,950	229,947
DSV A/S	4,999	71,973
Novo Nordisk A/S Class B	11,272	910,695
Novozymes A/S B Shares	1,132	120,790
Tryg A/S	621	32,717
Vestas Wind Systems A/S (b)	5,351	222,688
William DeMant Holding (b)	658	48,128

		2,303,874

Finland (1.03%)
Elisa OYJ (b)	3,370	58,288
Fortum OYJ	11,358	249,316
Kesko OYJ	1,815	58,708
Kone Corp. OYJ Class B	4,112	163,721
Metso OYJ	3,328	106,651
Neste Oil OYJ	3,730	54,120
Nokia OYJ	97,083	791,305
Nokian Renkaat OYJ	3,017	73,836
Orion OYJ Class B	2,451	45,840
Outokumpu OYJ	3,375	50,711
Pohjola Bank PLC	3,269	33,194
Rautaruukki OYJ	2,314	33,726
Sampo OYJ A Shares	10,734	226,312
Sanoma OYJ	2,121	36,621
Stora Enso OYJ R Shares	14,974	108,198
UPM-Kymmene OYJ	13,515	178,929
Wartsila OYJ Class B	2,134	97,037

		2,366,513

France (9.39%)
Accor SA (b)	3,776	174,811
Aeroports de Paris (ADP)	816	52,349
Air France-KLM (b)	3,523	41,886
Air Liquide SA	7,047	711,652
Alcatel-Lucent (b)	60,369	153,738
Alstom SA	5,424	245,584
Atos Origin SA (b)	1,347	54,086
AXA SA	44,662	682,305
Beni Stabili SpA (b)	3,522	2,670
bioMerieux	279	28,645
BNP Paribas	24,607	1,323,875
Bouygues SA	5,788	223,425
Bureau Veritas SA	1,330	72,034
Cap Gemini SA	3,892	171,052
Carrefour SA	15,567	617,504
Casino Guichard Perrachon SA	1,331	101,003
Christian Dior SA	1,673	160,578
CNP Assurances	992	67,489
Compagnie de Saint-Gobain	10,092	376,073
Compagnie Generale de Geophysique-Veritas (b)	3,660	65,111

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie Generale des Etablissements Michelin Class B	3,859	$268,865
Credit Agricole SA	24,675	256,007
DANONE SA	14,670	786,461
Dassault Systemes SA	1,552	94,020
Eiffage SA	1,005	43,628
Electricite de France	6,303	239,808
Eramet	143	35,345
Essilor International SA	5,274	313,406
Eurazeo	747	42,852
European Aeronautic Defence and Space Co. NV (b)	10,984	224,159
Eutelsat Communications	2,783	93,168
Fonciere des Regions	587	48,389
France Telecom SA	48,313	837,984
GDF Suez	32,390	921,514
Gecina SA	482	43,543
Groupe Eurotunnel SA	11,969	80,889
Hermes International SCA	1,378	182,676
ICADE	551	46,504
Iliad SA	446	34,634
Imerys SA	788	40,097
Ipsen SA	550	16,745
JC Decaux SA (b)	1,816	42,312
Klepierre	2,296	63,436
Lafarge SA	5,308	289,433
Lagardere SCA	3,130	97,622
Legrand SA	2,615	77,511
L’Oreal SA	6,337	620,456
LVMH Moet Hennessy Louis Vuitton SA	6,429	699,751
M6 Metropole Television SA	1,858	37,571
Natixis (b)	22,600	98,139
Neopost SA	794	57,496
PagesJaunes Groupe	3,355	34,580
Pernod Ricard SA	5,229	405,588
Peugeot SA (b)	4,065	103,323
PPR SA	2,032	252,421
Publicis Groupe	3,275	130,639
Renault SA (b)	4,918	182,297
Safran SA	4,401	122,767
Sanofi-Aventis	27,405	1,650,527
Schneider Electric SA	6,128	618,928
SCOR SE	4,405	84,133
SES FDR	7,402	153,936
Societe BIC SA	720	51,136
Societe Generale	16,309	671,098
Societe Television Francaise 1	3,413	44,468
Sodexo	2,522	139,963
STMicroelectronics NV	17,672	140,359
Suez Environnement Co.	7,304	120,533
Technip SA	2,626	150,616
Thales SA	2,430	78,450
Total SA	54,919	2,451,517
Unibail-Rodamco SE	2,368	385,942
Vallourec SA	1,417	244,308

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Veolia Environnement	9,030	$212,141
Vinci SA	11,325	470,232
Vivendi	32,117	652,684

		21,612,877

Germany (7.26%)
Adidas AG	5,248	254,081
Allianz SE Reg.	11,825	1,170,360
BASF SE	23,942	1,308,198
Bayer AG	21,435	1,197,818
Bayerische Motoren Werke (BMW) AG	8,573	416,447
Beiersdorf AG	2,360	130,225
Celesio AG	1,992	43,437
Commerzbank AG (b)	18,113	126,442
Continental AG (b)	1,187	61,616
Daimler AG Registered Shares (b)	23,419	1,184,661
Deutsche Bank AG Reg.	15,929	894,718
Deutsche Boerse AG	5,138	312,151
Deutsche Lufthansa AG Reg. (b)	6,177	85,394
Deutsche Post AG	21,870	318,867
Deutsche Postbank AG (b)	2,343	67,913
Deutsche Telekom AG	73,734	870,471
E.On AG	46,812	1,258,690
Fraport AG	1,039	44,187
Fresenius Medical Care AG & Co. KGaA	4,979	268,639
Fresenius SE	745	49,387
GEA Group AG	4,266	84,906
Hannover Rueckversicherung AG Reg.	1,534	65,740
HeidelbergCement AG	3,608	170,516
Henkel AG & Co. KGaA	3,446	141,037
Hochtief AG	1,190	71,050
Infineon Technologies AG (b)	29,337	170,078
K+S Group AG	3,772	173,347
Linde AG	4,255	447,412
Man Group PLC	44,885	148,790
Merck KGaA	1,727	126,282
Metro AG	3,017	153,932
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,162	648,155
Puma AG Rudolf Dassler Sport	117	31,096
QIAGEN NV (b)	5,683	110,562
RWE AG	10,885	712,270
Salzgitter AG	1,012	60,309
SAP AG	22,296	991,441
Siemens AG Reg.	21,384	1,912,577
Suedzucker AG	1,409	25,457
ThyssenKrupp AG	8,747	215,553
TUI AG (b)	3,190	28,032
United Internet AG Reg.	3,537	38,731
Volkswagen AG	760	64,475
Wacker Chemie AG	429	62,142

		16,717,592

Greece (0.27%)
Alpha Bank AE (b)	12,196	59,607

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Company Ltd.	14,036	$56,212
Coca-Cola Hellenic Bottling Co. SA	4,956	106,213
EFG Eurobank Ergasias (b)	7,690	34,149
Hellenic Telecommunications Organization SA (b)	6,229	46,826
National Bank of Greece SA (b)	16,000	172,280
OPAP SA	5,900	73,408
Piraeus Bank SA (b)	7,659	32,327
Public Power Corp. SA (b)	2,789	39,989

		621,011

Hong Kong (2.54%)
ASM Pacific Technology Ltd.	4,500	34,959
Bank of East Asia Ltd.	41,025	148,001
BOC Hong Kong
Holdings Ltd.	94,000	214,082
Cathay Pacific Airways Ltd.	29,000	57,354
Cheung Kong Holdings Ltd.	36,000	415,468
Cheung Kong Infrastructure Holdings Ltd.	12,000	44,452
CLP Holdings Ltd.	50,283	363,953
Esprit Holdings Ltd.	30,228	162,365
Foxconn International Holdings Ltd. (b)	53,000	34,312
Hang Lung Group Ltd.	19,000	102,394
Hang Lung Properties Ltd.	55,000	210,372
Hang Seng Bank Ltd.	19,874	265,721
Henderson Land Development Co. Ltd.	27,926	163,564
Henderson Land Development Wts (b)	5,585	947
Hong Kong & China Gas Co. Ltd.	113,965	281,808
Hong Kong Exchanges & Clearing Ltd.	26,500	413,307
Hongkong Electric Holdings Ltd.	36,500	217,405
Hopewell Holdings Ltd.	16,000	45,188
Hutchison Whampoa Ltd.	55,210	339,766
Hysan Development Co. Ltd.	17,000	48,057
Kerry Properties Ltd.	18,000	77,777
Li & Fung Ltd.	59,000	263,965
Lifestyle International Holdings Ltd.	19,000	36,762
Link REIT, The	60,000	148,882
Mongolia Energy Corp. Ltd. (b)	75,000	26,093
MTR Corp.	36,500	124,473
New World Development Co. Ltd.	67,800	110,070
NWS Holdings Ltd.	23,000	41,571
Orient Overseas International Ltd. (b)	6,600	47,179
PCCW Ltd.	81,000	23,630
Sands China Ltd. (b)	53,600	79,220
Shangri-La Asia Ltd.	32,271	59,563
Sino Land Co. Ltd.	42,000	75,059
Sun Hung Kai Properties Ltd.	37,000	506,011
Swire Pacific Ltd. Class A	20,000	227,025
Television Broadcasts Ltd.	8,000	37,097
Wharf Holdings Ltd.	37,503	181,686
Wheelock and Co. Ltd.	26,000	73,297
Wing Hang Bank Ltd.	4,500	43,935
Wynn Macau Ltd. (b)	34,000	55,445

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Yue Yuen Industrial Holdings Ltd.	15,500	$48,110

		5,850,325

Ireland (0.28%)
Anglo Irish Bank Corporation Ltd. (b) (c)	20,760	0
CRH PLC (Dublin)	18,198	377,485
Elan Corp. PLC (b)	13,286	60,307
Governor and Company of the Bank of Ireland, The (b)	88,073	70,959
Kerry Group PLC Class A	3,471	96,427
Ryanair Holdings PLC (b)	10,018	43,953

		649,131

Israel (0.84%)
Bank Hapoalim B.M. (b)	25,304	91,140
Bank Leumi Le-Israel (b)	30,149	107,431
Bezeq Israeli Telecommunication Corporation Ltd.	43,805	95,753
Cellcom Israel Ltd.	1,158	28,840
Delek Group Ltd.	101	20,931
Discount Investment Corp. Reg.	734	11,610
Elbit Systems Ltd.	535	27,156
Israel Chemicals Ltd.	11,833	123,272
Israel Corporation Ltd., The (b)	66	40,928
Israel Discount Bank Class A (b)	13,063	22,089
Makhteshim-Agan Industries Ltd.	6,576	21,944
Mizrahi Tefahot Bank Ltd. (b)	2,895	21,067
NICE Systems Ltd. (b)	1,480	37,560
Ormat Industries Ltd.	600	4,439
Partner Communications Company Ltd.	2,039	31,297
Teva Pharmaceutical Industries Ltd.	24,033	1,255,658

		1,941,115

Italy (2.79%)
A2A SpA	31,700	43,275
Assicurazioni Generali SpA	30,299	528,331
Atlantia SpA	6,065	107,489
Autogrill SpA (b)	3,167	37,866
Banca Carige SpA	15,801	30,867
Banca Monte Dei Paschi di Siena SpA (b)	54,945	62,170
Banca Popolare di Milano Scarl	10,139	41,740
Banco Popolare Societa Cooperativa	17,249	94,567
Enel SpA	170,540	722,094
Eni SpA	67,561	1,240,153
EXOR SpA	1,697	28,530
Fiat SpA	20,177	207,250
Finmeccanica SpA	10,285	106,619
Intesa Sanpaolo	199,034	524,194
Intesa Sanpaolo RSP	23,945	47,693
Luxottica Group SpA	3,314	80,238
Mediaset SpA	19,593	111,418
Mediobanca SpA (b)	12,206	90,922

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Mediolanum SpA	5,139	$20,075
Parmalat SpA	44,332	103,042
Pirelli & Co. SpA	48,856	26,905
Prysmian SpA	3,660	52,529
Saipem SpA	7,262	221,187
Snam Rete Gas SpA	36,930	147,380
Telecom Italia RNC SpA	157,866	144,204
Telecom Italia SpA	242,875	268,219
Tenaris SA	12,328	212,631
Terna - Rete Elettrica Nationale SpA	34,180	123,023
UBI Banca - Unione di Banche Italiane ScpA	14,783	127,284
UniCredit SpA	399,590	883,906

		6,435,801

Japan (22.96%)
77 Bank Ltd., The	10,000	53,715
ABC-Mart Inc.	600	23,537
Acom Co. Ltd.	940	12,147
Advantest Corp.	3,980	83,173
Aeon Co. Ltd.	15,500	164,011
Aeon Credit Service Co. Ltd.	2,100	18,703
Aeon Mall Co. Ltd.	1,900	37,640
Air Water Inc.	4,000	43,673
Aisin Seiki Co. Ltd.	4,700	126,536
Ajinomoto Co. Inc.	18,000	162,850
Alfresa Holdings Corp.	800	38,665
All Nippon Airways Co. Ltd. (b)	22,000	69,736
Amada Co. Ltd.	8,000	52,586
Aozora Bank Ltd.	12,000	15,540
Asahi Breweries Ltd.	10,500	177,881
Asahi Glass Co. Ltd.	27,000	253,525
Asahi Kasei Corp.	33,000	172,404
ASICS Corp.	3,000	27,468
Astellas Pharma Inc.	11,751	393,725
Bank of Kyoto Ltd., The	8,000	65,859
Bank of Yokohama Ltd., The	28,000	128,085
Benesse Holdings Inc.	1,900	86,494
Bridgestone Corp.	16,400	259,320
Brother Industries Ltd.	6,200	64,364
Canon Inc.	28,800	1,073,360
Canon Marketing Japan Inc.	2,000	28,148
Casio Computer Co. Ltd.	7,000	42,043
Central Japan Railway Co.	38	313,760
Chiba Bank Ltd., The	21,000	126,779
Chiyoda Corp.	4,000	29,048
Chubu Electric Power Co. Inc.	17,200	426,842
Chugai Pharmaceutical Co. Ltd.	5,300	94,338
Chugoku Bank Ltd., The	4,000	47,133
Chugoku Electric Power Company Inc., The	7,300	150,354
Chuo Mitsui Trust Holdings Inc.	25,000	88,161
Citizen Holdings Co. Ltd.	5,900	36,043
Coca-Cola West Co. Ltd.	1,700	28,090
Cosmo Oil Co. Ltd.	15,000	35,817
Credit Saison Co. Ltd.	3,800	39,771

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Dai Nippon Printing Co. Ltd.	15,000	$173,120
Daicel Chemical Industries Ltd.	8,000	53,973
Daido Steel Co. Ltd.	7,000	29,935
Daihatsu Motor Co. Ltd.	5,000	46,537
Dai-ichi Life Insurance Company Ltd.	210	291,195
Daiichi Sankyo Co. Ltd.	17,713	316,458
Daikin Industries Ltd.	6,000	182,942
Dainippon Sumitomo Pharma Co. Ltd.	5,000	38,285
Daito Trust Construction Co. Ltd.	2,000	113,257
Daiwa House Industry Co. Ltd.	12,000	107,954
Daiwa Securities Group Inc.	44,000	185,766
DeNA Co. Ltd.	1,800	47,528
Denki Kagaku Kogyo KK	14,000	65,164
Denso Corp.	12,600	348,250
Dentsu Inc.	4,000	105,642
Dowa Holdings Co. Ltd.	7,300	34,975
East Japan Railway Co.	8,800	585,953
Eisai Co. Ltd.	6,700	222,312
Electric Power Development Co. Ltd.	2,980	94,521
Elpida Memory Inc. (b)	4,700	72,208
FamilyMart Co. Ltd.	1,500	49,534
Fanuc Ltd.	5,000	564,613
Fast Retailing Co. Ltd.	1,300	196,709
Fuji Electric Holdings Co. Ltd.	15,000	43,190
Fuji Heavy Industries Ltd. (b)	16,000	85,713
Fuji Media Holdings Inc.	9	12,921
FUJIFILM Holdings Corp.	12,100	349,683
Fujitsu Ltd.	49,000	306,290
Fukuoka Financial Group Inc.	21,000	87,415
Furukawa Electric Co. Ltd.	15,000	65,443
GS Yuasa Corp.	10,000	65,438
Gunma Bank Ltd.	11,000	58,332
Hachijuni Bank Ltd., The	11,000	61,751
Hakuhodo DY Holdings Inc.	590	29,559
Hankyu Hanshin Holdings Inc.	31,000	136,800
Hino Motors Ltd.	8,000	39,445
Hirose Electric Co. Ltd.	800	73,267
Hiroshima Bank Ltd., The	14,000	55,956
Hisamitsu Pharmaceutical Co. Inc.	1,700	67,432
Hitachi Chemical Co. Ltd.	3,100	57,592
Hitachi Construction Machinery Co. Ltd.	2,400	44,187
Hitachi High-Technologies Corp.	2,000	36,742
Hitachi Ltd. (b)	118,000	428,612
Hitachi Metals Ltd.	4,000	40,496
Hokkaido Electric Power Co. Inc.	4,800	103,401
Hokuhoku Financial Group Inc.	32,000	58,784
Hokuriku Electric Power Co.	4,500	98,682
Honda Motor Co. Ltd.	42,800	1,257,158
Hoya Corp.	10,800	229,799
Ibiden Co. Ltd.	3,200	86,204
Idemitsu Kosan Co. Ltd.	600	45,176
IHI Corp.	33,000	52,514
INPEX Corp.	21	116,477
Isetan Mitsukoshi Holdings Ltd.	9,080	88,517
Isuzu Motors Ltd.	30,000	90,150

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ito En Ltd.	1,600	$24,473
Itochu Corp.	40,000	312,698
Itochu Techno-Solutions Corp.	800	29,235
Iyo Bank Ltd., The	7,000	65,096
J. Front Retailing Co. Ltd.	11,400	54,866
JAFCO Co. Ltd.	1,000	22,121
Japan Petroleum Exploration Co.	900	36,719
Japan Prime Realty Investment Corp.	16	33,704
Japan Real Estate Investment Corp.	13	105,893
Japan Retail Fund Investment Corp.	40	48,717
Japan Steel Works Ltd., The	7,000	61,529
Japan Tobacco Inc.	118	367,109
JFE Holdings Inc.	11,900	368,150
JGC Corp.	5,000	75,871
Joyo Bank Ltd., The	19,000	75,332
JS Group Corp.	6,200	118,344
JSR Corp.	5,000	83,989
JTEKT Corp.	5,100	47,166
Jupiter Telecommunications Co. Ltd.	53	50,742
JX Holdings Inc. (b)	56,700	280,245
Kajima Corp.	25,000	56,677
Kamigumi Co. Ltd.	7,000	53,713
Kaneka Corp.	8,000	46,410
Kansai Electric Power Company Inc., The	19,500	475,570
Kansai Paint Co. Ltd.	4,000	34,336
Kao Corp.	14,000	329,404
Kawasaki Heavy Industries Ltd.	36,000	87,285
Kawasaki Kisen Kaisha Ltd. (b)	16,000	65,061
KDDI Corp.	76	362,268
Keihin Electric Express Railway Co. Ltd.	12,000	106,056
Keio Corp.	15,000	96,846
Keisei Electric Railway Co. Ltd.	8,000	44,728
Keyence Corp.	1,064	246,042
Kikkoman Corp.	4,000	41,762
Kinden Corp.	4,000	34,062
Kintetsu Corp.	41,000	125,107
Kirin Holdings Co. Ltd.	22,000	276,971
Kobe Steel Ltd.	66,000	125,720
Koito Manufacturing Company Ltd.	3,000	44,178
Komatsu Ltd.	24,600	442,951
Konami Corp.	2,600	40,099
Konica Minolta Holdings Inc.	12,500	120,253
Kubota Corp.	28,000	214,768
Kuraray Co. Ltd.	9,000	105,584
Kurita Water Industries Ltd.	3,000	81,978
Kyocera Corp.	4,200	340,015
Kyowa Hakko Kirin Co. Ltd.	6,000	56,902
Kyushu Electric Power Co. Inc.	10,100	226,519
Lawson Inc.	1,600	69,980
Mabuchi Motor Co. Ltd.	800	36,527
Makita Corp.	2,700	72,252
Marubeni Corp.	42,000	215,309
Marui Group Co. Ltd.	6,400	43,110
Maruichi Steel Tube Ltd.	1,100	21,041

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Matsui Securities Co. Ltd.	2,700	$16,486
Mazda Motor Corp.	40,000	93,474
McDonald’s Holdings Company Ltd. (Japan)	1,000	22,392
MEDIPAL HOLDINGS CORP.	4,200	49,884
MEIJI Holdings Company Ltd.	1,719	70,329
Minebea Co. Ltd.	10,000	55,396
Mitsubishi Chemical Holdings Corp.	31,000	141,498
Mitsubishi Corp.	34,200	707,544
Mitsubishi Electric Corp.	51,000	398,050
Mitsubishi Estate Co. Ltd.	31,000	431,572
Mitsubishi Gas Chemical Co. Inc.	11,000	53,337
Mitsubishi Heavy Industries Ltd.	79,000	272,530
Mitsubishi Logistics Corp.	3,000	33,433
Mitsubishi Materials Corp. (b)	28,000	74,424
Mitsubishi Motors Corp. (b)	99,000	125,233
Mitsubishi Tanabe Pharma Corp.	6,000	91,417
Mitsubishi UFJ Financial Group Inc.	331,260	1,504,154
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	47,900
Mitsui & Co. Ltd.	45,400	529,626
Mitsui Chemicals Inc.	19,000	53,100
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	42,416
Mitsui Fudosan Co. Ltd.	22,000	306,206
Mitsui Mining & Smelting Co. Ltd.	17,000	44,864
Mitsui OSK Lines Ltd.	30,000	198,350
Mitsui Sumitomo Insurance Group Holdings Inc.	14,400	308,208
Mitsumi Electric Co. Ltd.	2,300	39,016
Mizuho Financial Group Inc.	361,000	592,333
Mizuho Securities Co. Ltd.	16,000	35,672
Mizuho Trust & Banking Co. Ltd. (b)	40,000	34,397
Murata Manufacturing Co. Ltd.	5,200	247,978
Namco Bandai Holdings Inc.	4,900	43,087
NEC Corp.	67,000	173,923
NGK Insulators Ltd.	7,000	109,025
NGK Spark Plug Co. Ltd.	4,000	49,659
NHK Spring Co. Ltd.	4,000	36,588
Nidec Corp.	2,900	242,780
Nikon Corp.	8,500	146,487
Nintendo Co. Ltd.	2,600	763,383
Nippon Building Fund Inc.	14	111,083
Nippon Electric Glass Co. Ltd.	9,000	103,091
Nippon Express Co. Ltd.	22,000	99,134
Nippon Meat Packers Inc.	5,000	61,719
Nippon Paper Group Inc.	2,500	69,198
Nippon Sheet Glass Co. Ltd.	17,000	41,589
Nippon Steel Corp.	132,000	436,318
Nippon Telegraph & Telephone Corp.	13,400	545,861
Nippon Yusen Kabushiki Kaish	38,000	138,482
Nishi-Nippon City Bank Ltd., The	19,000	54,414
Nissan Chemical Industries Ltd.	4,000	44,700
Nissan Motor Co. Ltd. (b)	64,900	452,254
Nissha Printing Company Ltd.	700	18,703
Nisshin Seifun Group Inc.	4,500	50,811
Nisshin Steel Co. Ltd.	18,000	28,620

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nisshinbo Holdings Inc.	4,000	$38,342
Nissin Foods Holdings Co. Ltd.	1,600	58,733
Nitori Co. Ltd.	850	73,269
Nitto Denko Corp.	4,200	137,774
NKSJ Holdings Inc. (b)	36,000	215,393
NOK Corp.	3,100	49,227
Nomura Holdings Inc.	91,900	502,094
Nomura Real Estate Holdings Inc.	2,700	33,791
Nomura Real Estate Office Fund Inc.	7	34,848
Nomura Research Institute Ltd.	2,500	53,074
NSK Ltd.	11,000	76,396
NTN Corp.	12,000	49,124
NTT Data Corp.	32	118,118
NTT DoCoMo Inc.	398	602,687
NTT Urban Development Corp.	35	27,805
Obayashi Corp.	18,000	71,361
OBIC Co. Ltd.	170	32,814
Odakyu Electric Railway Co. Ltd.	15,000	128,764
Oji Paper Co. Ltd.	21,000	102,962
Olympus Corp.	5,600	132,658
Omron Corp.	5,500	119,897
Ono Pharmaceutical Co. Ltd.	2,200	89,183
Oracle Corp. Japan	900	44,226
Oriental Land Co. Ltd.	1,400	117,002
Orix Corp.	2,690	194,876
Osaka Gas Co. Ltd.	51,000	183,955
OTSUKA Corp.	400	25,493
Panasonic Corp.	50,800	634,332
Panasonic Electric Works Co. Ltd.	9,114	89,585
Rakuten Inc.	189	136,559
Resona Holdings Inc.	16,100	196,484
Ricoh Co. Ltd.	17,000	216,776
RINNAI Corp.	800	41,064
Rohm Co. Ltd.	2,600	156,128
Sankyo Co. Ltd.	1,400	63,282
Santen Pharmaceutical Co. Ltd.	2,100	75,666
Sanyo Electric Co. Ltd. (b)	50,000	64,332
Sapporo Hokuyo Holdings Inc.	8,000	35,287
Sapporo Holdings Ltd.	7,000	30,091
SBI Holdings Inc.	467	58,016
Secom Co. Ltd.	5,500	244,233
Sega Sammy Holdings Inc.	4,568	65,618
Seiko Epson Corp.	3,700	47,820
Sekisui Chemical Co. Ltd.	12,000	74,854
Sekisui House Ltd.	15,000	128,288
Senshu Ikeda Holdings Inc.	11,100	16,164
Seven & I Holdings Co. Ltd.	19,840	454,560
Seven Bank Ltd.	10	18,150
Sharp Corp.	26,000	274,265
Shikoku Electric Power Co. Inc.	4,500	128,699
Shimadzu Corp.	6,000	45,227
Shimamura Co. Ltd.	600	54,250
Shimano Inc.	1,900	81,523
Shimizu Corp.	17,000	58,100
Shin-Etsu Chemical Co. Ltd.	10,800	502,148
Shinko Electric Industries Co. Ltd.	1,900	24,691

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shinsei Bank Ltd. (b)	27,000	$22,825
Shionogi & Co. Ltd.	8,000	165,854
Shiseido Co. Ltd.	9,000	198,371
Shizuoka Bank Ltd., The	16,000	139,441
Showa Denko K.K.	36,000	65,018
Showa Shell Sekiyu K.K.	5,200	35,854
SMC Corp.	1,400	187,280
Softbank Corp.	20,400	541,075
Sojitz Corp.	33,000	51,573
Sony Corp.	26,100	696,165
Sony Financial Holdings Inc.	25	83,394
Square Enix Holdings Co. Ltd.	1,400	25,788
Stanley Electric Co. Ltd.	3,500	57,961
SUMCO Corp. (b)	3,300	54,694
Sumitomo Chemical Co. Ltd.	41,000	158,677
Sumitomo Corp.	29,100	290,622
Sumitomo Electric Industries Ltd.	20,200	235,409
Sumitomo Heavy Industries Ltd.	14,000	82,146
Sumitomo Metal Industries Ltd.	88,000	198,971
Sumitomo Metal Mining Co. Ltd.	14,000	174,651
Sumitomo Mitsui Financial Group Inc.	34,500	976,431
Sumitomo Realty & Development Co. Ltd.	9,000	152,927
Sumitomo Rubber Industries Ltd.	4,900	43,218
Sumitomo Trust & Banking Co. Ltd.	38,000	193,464
Suruga Bank Ltd.	6,000	54,455
Suzuken Co. Ltd.	1,640	54,895
Suzuki Motor Corp.	8,400	164,853
Sysmex Corp.	900	51,115
T&D Holdings Inc.	7,000	149,677
Taiheiyo Cement Corp. (b)	26,000	32,830
Taisei Corp.	28,000	56,001
Taisho Pharmaceutical Co. Ltd.	3,000	59,181
Taiyo Nippon Sanso Corp.	6,000	47,646
Takashimaya Co. Ltd.	6,000	47,827
Takeda Pharmaceutical Co. Ltd.	19,500	837,576
TDK Corp.	3,200	175,111
Teijin Ltd.	26,000	77,193
Terumo Corp.	4,300	205,925
THK Co. Ltd.	3,500	72,412
Tobu Railway Co. Ltd.	21,000	113,111
Toho Co. Ltd.	3,300	54,709
Toho Gas Co. Ltd.	11,000	58,676
Tohoku Electric Power Co. Inc.	11,200	240,447
Tokio Marine Holdings Inc.	18,900	496,878
Tokuyama Corp.	6,000	26,409
Tokyo Electric Power Company Inc., The	31,600	859,629
Tokyo Electron Ltd.	4,600	247,789
Tokyo Gas Co. Ltd.	62,000	283,039
Tokyo Steel Manufacturing Co. Ltd.	3,000	34,681
Tokyo Tatemono Co. Ltd.	8,000	24,654
Tokyu Corp.	31,000	126,176
Tokyu Land Corp.	12,000	41,948
TonenGeneral Sekiyu KK	7,000	60,566
Toppan Printing Co. Ltd.	14,000	110,706

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toray Industries Inc.	33,000	$158,172
Toshiba Corp. (b)	104,000	515,171
Tosoh Corp.	14,000	36,241
Toto Ltd.	7,000	46,497
Toyo Seikan Kaisha Ltd.	3,800	55,450
Toyo Suisan Kaisha Ltd.	2,000	47,735
Toyoda Gosei Co. Ltd.	1,600	39,681
Toyota Boshoku Corp.	1,900	27,741
Toyota Industries Corp.	4,600	116,730
Toyota Motor Corp.	71,500	2,456,643
Toyota Tsusho Corp.	6,000	85,522
Trend Micro Inc.	2,700	72,967
Tsumura & Co.	1,500	45,927
UBE Industries Ltd.	28,000	66,204
Unicharm Corp.	800	90,213
UNY Co. Ltd.	5,000	37,993
Ushio Inc.	3,000	46,217
USS Co. Ltd.	710	50,718
West Japan Railway Co.	45	164,559
Yahoo! Japan Corp.	400	159,430
Yakult Honsha Co. Ltd.	2,700	73,448
Yamada Denki Co. Ltd.	2,130	139,174
Yamaguchi Financial Group Inc.	6,000	57,342
Yamaha Corp.	4,200	42,886
Yamaha Motor Co. Ltd. (b)	6,700	88,575
Yamato Holdings Co. Ltd.	9,700	128,384
Yamato Kogyo Co. Ltd.	1,200	29,911
Yamazaki Baking Co. Ltd.	3,000	40,459
Yaskawa Electric Corp.	6,000	44,510
Yokogawa Electric Corp.	6,000	37,139

		52,864,513

Netherlands (2.87%)
Aegon NV (b)	39,607	210,385
Akzo Nobel NV	5,988	311,226
ArcelorMittal	22,239	596,490
ASML Holding NV-NY Reg.	11,531	317,331
Corio NV	1,331	64,635
Delta Lloyd NV	1,000	16,853
Fugro NV	1,643	75,903
Heineken Holding NV	3,048	111,350
Heineken NV	6,563	278,188
ING Groep NV (b)	98,278	727,307
Koninklijke Ahold NV	31,608	390,987
Koninklijke Boskalis Westminster NV CVA	1,547	60,107
Koninklijke DSM NV	4,144	164,732
Koninklijke KPN NV	42,321	539,445
Koninklijke Philips Electronics NV	25,485	761,034
Koninklijke Vopak NV	1,674	61,345
Randstad Holding NV (b)	2,743	107,787
Reed Elsevier NV	17,775	196,773
SBM Offshore NV	4,013	57,411
TNT NV	9,708	244,516
Unilever NV CVA	42,601	1,163,399

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Wolters Kluwer - CVA	7,669	$147,068

		6,604,272

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	34,832
Contact Energy Ltd. (b)	8,946	34,799
Fletcher Building Ltd.	13,804	73,870
Sky City Entertainment Group Ltd.	12,916	25,165
Telecom Corp. of New Zealand Ltd.	49,904	64,265

		232,931

Norway (0.71%)
Aker Solutions ASA	3,887	44,443
DnB NOR ASA	24,631	236,906
Norsk Hydro ASA	17,788	80,328
Norsk Hydro ASA Rights (b)	5,413	2,795
Orkla ASA	20,885	133,563
Renewable Energy Corp. AS (b)	13,308	31,467
SeaDrill Ltd.	7,117	128,376
Statoil ASA	29,142	561,415
Telenor ASA	21,640	272,606
Yara International ASA	5,016	140,997

		1,632,896

Portugal (0.27%)
Banco Comercial Portugues SA -R	63,318	47,545
Banco Espirito Santo SA Reg.	14,273	56,318
Brisa Auto-Estradas de Portugal SA	5,744	34,763
CIMPOR-Cimentos de Portugal SGPS SA	5,105	28,686
EDP Renovaveis SA (b)	5,727	33,728
Energias de Portugal SA	44,691	133,002
Galp Energia SGPS SA B Shares	5,425	81,034
Jeronimo Martins SGPS SA	6,111	55,990
Portugal Telecom SGPS SA	15,556	155,481

		626,547

Singapore (1.67%)
Ascendas Real Estate Investment Trust	38,000	49,074
Capitaland Ltd.	69,692	177,710
Capitamall Trust	57,000	74,312
CapitaMalls Asia Ltd.	37,000	55,320
City Developments Ltd.	13,031	102,573
Comfortdelgro Corp. Ltd.	54,000	56,002
Cosco Corp. Singapore Ltd.	22,000	23,142
DBS Group Holdings Ltd.	44,667	433,488
Fraser and Neave Ltd.	23,500	85,933
Genting Singapore PLC (b)	139,400	115,299
Golden Agri-Resources Ltd.	166,702	62,495
Jardine Cycle & Carriage Ltd.	3,015	64,161
Keppel Corp. Ltd.	33,002	199,251
Keppel Land Ltd.	15,000	41,392
Neptune Orient Lines Ltd. (b)	22,750	32,133
Noble Group Ltd.	76,654	92,650

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Olam International Ltd.	30,900	$56,716
Oversea-Chinese Banking Corporation Ltd.	63,000	396,718
Sembcorp Industries Ltd.	25,200	72,875
Sembcorp Marine Ltd.	21,200	57,934
Singapore Airlines Ltd.	14,000	145,168
Singapore Exchange Ltd.	23,000	120,617
Singapore Press Holdings Ltd.	40,200	108,211
Singapore Technologies Engineering Ltd.	34,381	80,374
Singapore Telecommunications Ltd.	208,150	450,002
StarHub Ltd.	12,000	19,293
United Overseas Bank Ltd.	31,616	439,837
UOL Group Ltd.	16,461	44,336
Wilmar International Ltd.	35,000	143,204
Yangzijiang Shipbuilding Holdings Ltd.	44,000	41,968

		3,842,188

Spain (3.43%)
Abertis Infraestructuras SA	8,158	117,262
Acciona SA	637	48,479
Acerinox SA	2,419	37,589
ACS Actividades de Construccion y Servicios SA	3,845	141,300
Banco Bilbao Vizcaya Argentaria SA	92,671	954,782
Banco de Sabadell SA	24,265	109,880
Banco de Valencia SA	5,745	25,573
Banco Popular Espanol SA	23,430	118,753
Banco Santander SA (London)	4,542	48,102
Banco Santander SA (Madrid)	208,994	2,191,548
Bankinter SA	7,641	46,553
Criteria Caixacorp SA	23,532	96,232
Enagas	4,823	72,650
Ferrovial SA	11,373	73,559
Fomento de Construcciones y Contratas SA	878	18,796
Gamesa Corp Tecnologica SA (b)	4,872	41,836
Gas Natural SDG SA	5,580	80,637
Gestevision Telecinco SA	2,804	24,919
Grifols SA	3,546	36,245
Iberdrola Renovables SA	21,393	67,138
Iberdrola SA	102,162	574,207
Iberia Lineas Aereas de Espana SA (b)	12,205	34,455
Indra Sistemas SA	2,184	34,918
Industria de Diseno Textil SA	5,759	328,386
Mapfre SA	18,514	50,344
Mapfre SA Rights (b) (c)	597	1,640
Red Electrica Corporacion SA	3,016	107,988
Repsol YPF SA	19,297	389,415
Telefonica SA	106,472	1,972,360
Zardoya Otis SA	3,782	48,588
Zardoya Otis SA Rights (b)	3,782	2,410

		7,896,544

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (2.89%)
Alfa Laval AB	8,487	$110,215
Assa Abloy AB Class B	8,450	168,898
Atlas Copco AB Class A	17,567	256,841
Atlas Copco AB Class B	10,051	132,688
Boliden AB	5,687	62,856
Electrolux AB Series B	6,176	141,188
Getinge AB B Shares	5,431	105,106
Hennes & Mauritz AB (H&M) B Shares	26,530	729,107
Holmen AB Class B	1,472	34,945
Husqvarna AB B Shares	11,629	69,930
Investor AB B Shares	11,720	189,586
Kinnevik Investment AB B Shares	5,005	80,131
Millicom International Cellular SA SDR	1,961	159,118
Modern Times Group B Shares	1,013	55,455
Nordea Bank AB	83,736	690,500
Ratos AB B Shares	2,229	55,845
Sandvik AB	26,616	324,660
Scania AB Class B	8,452	129,010
Securitas AB Class B	8,524	77,266
Skandinaviska Enskilda Banken AB Class A	36,610	193,979
Skanska AB Class B	10,525	152,271
SKF AB B Shares	10,422	187,046
SSAB Svenskt Stal AB Series A	5,196	69,761
SSAB Svenskt Stal AB Series B	2,163	25,963
Svenska Cellulosa AB B Shares	15,114	177,761
Svenska Handelsbanken AB A Shares	12,788	312,844
Swedbank AB-A Shares (b)	17,439	160,032
Swedish Match AB	6,327	138,260
Tele2 AB Class B	8,000	119,524
Telefonaktiebolaget LM Ericsson B Shares	77,886	863,928
TeliaSonera AB	57,657	370,484
Volvo AB B Shares (b)	28,339	313,395

		6,658,593

Switzerland (7.98%)
ABB Ltd. Reg. (b)	57,155	995,103
Actelion Ltd. Reg. (b)	2,690	100,719
Adecco SA Reg.	3,203	152,805
Aryzta AG	2,151	82,759
Baloise Holding AG Reg.	1,240	86,311
Compagnie Financiere Richemont SA Class A	13,734	479,485
Credit Suisse Group AG Reg.	29,213	1,098,328
GAM Holding Ltd. (b)	5,484	59,263
Geberit AG Reg.	1,064	165,553
Givaudan SA Reg.	200	169,867
Holcim Ltd. Reg.	6,398	428,293
Julius Baer Group Ltd.	5,484	156,363
Kuehne & Nagel International AG Reg.	1,424	146,585
Lindt & Spruengli AG	22	47,734
Lindt & Spruengli AG Reg.	3	73,516
Logitech International SA (b)	4,888	66,166
Lonza Group AG Reg.	1,147	76,367

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	89,934	$4,336,513
Nobel Biocare Holding AG Reg.	3,330	57,324
Novartis AG	54,746	2,653,161
Pargesa Holding SA	741	48,591
Roche Holding AG	18,224	2,508,381
Schindler Holding AG	1,267	106,791
Schindler Holding AG Reg.	459	38,311
SGS SA Reg	141	190,301
Sika AG	42	74,451
Sonova Holding AG Reg.	1,228	150,697
Straumann Holding AG	224	48,445
Swatch Group AG Reg., The	1,199	61,273
Swatch Group AG, The	800	225,620
Swiss Life Holding AG Reg. (b)	777	74,260
Swiss Reinsurance Company Ltd. Reg.	9,045	371,643
Swisscom AG	593	201,039
Syngenta AG Reg.	2,489	574,999
Synthes Inc.	1,592	183,049
UBS AG Reg. (b)	93,528	1,239,041
Zurich Financial Services AG	3,833	844,845

		18,373,952

United Kingdom (20.83%)
3i Group PLC	25,611	101,013
Admiral Group PLC	4,779	100,083
Aggreko PLC	5,514	115,754
AMEC PLC	9,166	112,296
Anglo American PLC (b)	34,166	1,190,521
Antofagasta PLC	10,353	120,453
ARM Holdings PLC	27,236	112,727
Associated British Foods PLC	9,194	133,145
AstraZeneca PLC	37,630	1,774,097
Autonomy Corp. PLC (b)	5,885	160,416
Aviva PLC	71,860	333,947
BAE Systems PLC	92,393	430,017
Balfour Beatty PLC	17,065	60,695
Barclays PLC	296,498	1,183,473
BG Group PLC	87,456	1,300,720
BHP Billiton PLC	57,308	1,485,913
BP PLC	486,726	2,330,038
British Airways PLC (b)	13,416	38,977
British American Tobacco PLC	51,687	1,640,328
British Land Co. PLC	22,868	147,714
British Sky Broadcasting Group PLC	30,333	316,731
BT Group PLC	199,438	384,974
Bunzl PLC	8,646	86,579
Burberry Group PLC	11,442	129,221
Cable & Wireless Worldwide PLC	69,125	89,440
Cairn Energy PLC (b)	36,430	223,804
Capita Group PLC	16,488	181,652
Capital Shopping Centres Group PLC	13,208	61,019
Carnival PLC	4,284	138,765
Centrica PLC	134,722	594,531
Cobham PLC	31,040	98,333
Compass Group PLC	49,520	376,723

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Diageo PLC	64,766	$1,017,339
Eurasian Natural Resources Corp.	6,649	84,608
Experian PLC	27,345	237,801
FirstGroup PLC	12,742	69,166
Fresnillo PLC	4,799	69,671
G4S PLC	32,318	128,133
GlaxoSmithKline PLC	134,470	2,283,416
Hammerson PLC	18,328	93,431
Home Retail Group PLC	22,941	72,849
HSBC Holdings PLC	451,550	4,125,225
ICAP PLC	13,524	81,059
Imperial Tobacco Group PLC	26,639	744,312
Inmarsat PLC	11,705	124,109
InterContinental Hotels Group PLC	6,335	99,840
International Power PLC	40,310	180,064
Invensys PLC	20,825	74,553
Investec PLC	11,241	75,641
ITV PLC (b)	84,820	63,386
J Sainsbury PLC	31,419	149,908
Johnson Matthey PLC	5,688	126,370
Kazakhmys PLC	5,697	83,626
Kingfisher PLC	60,914	190,817
Land Securities Group PLC	19,765	163,570
Legal & General Group PLC	155,708	181,484
Lloyds Banking Group PLC (b)	1,033,502	815,915
London Stock Exchange Group PLC	3,704	30,925
Lonmin PLC (b)	3,966	82,812
MAN AG	2,763	227,787
Marks & Spencer Group PLC	41,706	205,461
National Grid PLC	89,996	657,058
Next PLC	5,130	152,948
Old Mutual PLC	139,731	213,935
Pearson PLC	21,528	283,131
Petrofac Ltd.	6,369	112,050
Prudential PLC	65,527	494,244
Randgold Resources Ltd.	2,278	216,565
Reckitt Benckiser Group PLC	15,827	736,183
Reed Elsevier PLC	31,756	235,464
Resolution Ltd.	62,110	58,742
Rexam PLC	23,723	106,719
Rio Tinto PLC	37,231	1,634,977
Rolls-Royce Group PLC (b)	48,596	405,620
Royal Bank of Scotland Group PLC (b)	436,069	265,574
Royal Dutch Shell PLC Class A	91,919	2,319,673
Royal Dutch Shell PLC Class B	69,884	1,689,146
RSA Insurance Group PLC	89,228	158,291
SABMiller PLC	24,829	696,218
Sage Group PLC, The	35,079	120,693
Schroders PLC	2,872	51,690
Scottish & Southern Energy PLC	24,093	401,245
SEGRO PLC	19,511	73,565
Serco Group PLC	12,777	111,581
Severn Trent PLC	6,455	118,471
Shire Ltd.	14,380	294,995
Smith & Nephew PLC	23,422	221,281
Smiths Group PLC	10,563	168,172

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Standard Chartered PLC	52,815	$1,286,067
Standard Life PLC	57,413	148,367
Tesco PLC	206,336	1,164,027
Thomas Cook Group PLC	23,012	60,910
Tomkins PLC	24,516	82,341
Tui Travel PLC	14,474	45,031
Tullow Oil PLC	23,373	347,681
Unilever PLC	33,194	887,342
United Utilities Group PLC	18,193	142,367
Vedanta Resources PLC	3,427	107,674
Vodafone Group PLC	1,362,272	2,806,950
Whitbread PLC	4,390	91,676
William Morrison Supermarkets PLC	55,871	220,777
Wolseley PLC (b)	7,428	147,445
WPP PLC	32,835	309,322
Xstrata PLC	52,392	686,056

		47,969,641

Total Common Stocks
(cost $260,494,868)		226,367,085

Preferred Stocks (a) (0.42%)
Germany (0.42%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	48,840
Fresenius SE PFD	2,150	142,012
Henkel AG & Co. KGaA PFD	4,607	224,963
Porsche Automobil Holding SE PFD	2,245	95,980
RWE AG-Non Voting PFD	986	59,363
Volkswagen AG PFD	4,474	392,596

		963,754

Total Preferred Stocks
(cost $792,691)		963,754

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.08%)
State Street Bank & Trust Repurchase Agreement, (d) 0.000%, agreement date 06/30/2010, to be repurchased at $186,196 on 07/01/2010	$186,196	$186,196

Total Repurchase Agreement
(cost $186,196)		186,196

TOTAL INVESTMENTS (98.80%)
(cost $261,473,755)		227,517,035
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.20%)		2,759,068

NET ASSETS (100.00%)		$230,276,103

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of November 25, 2039 and a market value of $190,475 as of June 30, 2010.

(e)	At June 30, 2010, cash in the amount of $428,596 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS
Currency	Value	%
Euro	$67,368,246	29.61
Japanese Yen	52,864,513	23.24
British Pound	47,938,746	21.07
Swiss Franc	18,373,952	8.08
Australian Dollar	18,323,460	8.05
Swedish Krona	6,658,593	2.93
Hong Kong Dollar	5,850,325	2.57
Singapore Dollar	3,842,188	1.69
Danish Krone	2,303,874	1.01
Israeli Shekel	1,941,115	0.85
Norwegian Krone	1,632,896	0.72
New Zealand Dollar	232,931	0.10
United States Dollar	186,196	0.08

Total Investments	$227,517,035	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS
Sector	Value	%
Financials	$55,304,752	24.02
Industrials	27,856,684	12.10
Consumer Staples	24,157,671	10.49
Consumer Discretionary	23,341,552	10.14
Materials	22,852,191	9.92
Health Care	20,569,184	8.93
Energy	16,168,240	7.02
Telecommunication Services	12,780,082	5.55
Utilities	12,565,883	5.46
Information Technology	11,734,600	5.09

Total Stocks	227,330,839	98.72
Repurchase Agreement	186,196	0.08
Cash and Other Assets, Net of Liabilities	2,759,068	1.20

Net Assets	$230,276,103	100.00%

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.79%)
State Farm Variable Product Trust Bond Fund (a)	2,968,918	$31,678,354
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,959,152	41,333,552

Total Registered Investment Companies
(cost $79,367,356)		73,011,906

TOTAL INVESTMENTS (99.79%)
(cost $79,367,356)		73,011,906
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.21%)		150,505

NET ASSETS (100.00%)		$73,162,411

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (75.10%)
Agriculture, Foods, & Beverage (7.43%)
Campbell Soup Co. 6.750%, 02/15/2011	$1,000,000	$1,037,664
PepsiAmericas Inc. 5.625%, 05/31/2011	1,000,000	1,040,676
HJ Heinz Co. 6.625%, 07/15/2011	1,000,000	1,053,889
Hershey Co. 5.300%, 09/01/2011	500,000	523,374
ConAgra Foods Inc. 6.750%, 09/15/2011	106,000	112,637
Kraft Foods Inc. 5.625%, 11/01/2011	1,000,000	1,052,285
Pepsico Inc. 5.150%, 05/15/2012	1,000,000	1,074,376
PepsiAmericas Inc. 5.750%, 07/31/2012	500,000	547,721
General Mills Inc. 5.650%, 09/10/2012	500,000	543,094
HJ Heinz Co. 5.350%, 07/15/2013	500,000	549,518
Coca-Cola Enterprises Inc. 5.000%, 08/15/2013	500,000	550,767
Hershey Co. 5.450%, 09/01/2016	500,000	561,996
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,161,423
Coca-Cola Co. 5.350%, 11/15/2017	2,000,000	2,287,192
Pepsico Inc. 5.000%, 06/01/2018	1,000,000	1,107,810

		13,204,422

Automotive (0.29%)
Toyota Motor Credit Corp. 5.450%, 05/18/2011	500,000	518,832

Banks (5.90%)
Bank of America Corp. 4.250%, 10/01/2010	1,500,000	1,509,846
Wells Fargo & Co. 4.875%, 01/12/2011	500,000	510,272
Bank of New York Mellon Corp. 4.950%, 01/14/2011	1,000,000	1,020,624
Wachovia Corp. 5.350%, 03/15/2011	500,000	512,331
Royal Bank of Canada 5.650%, 07/20/2011	500,000	525,890
Bank of America Corp. 5.375%, 08/15/2011	500,000	519,506
Barclays Bank PLC 5.450%, 09/12/2012	1,000,000	1,062,718
Wachovia Corp. 5.700%, 08/01/2013	500,000	544,488

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Mellon Funding Corp. 5.200%, 05/15/2014	$500,000	$551,500
US Bank NA 4.950%, 10/30/2014	500,000	544,892
Fifth Third Bank 4.750%, 02/01/2015	500,000	518,290
SunTrust Banks Inc. 5.000%, 09/01/2015	500,000	511,470
Wachovia Bank NA 5.600%, 03/15/2016	500,000	533,014
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	545,166
Bank of America NA 6.000%, 06/15/2016	500,000	527,456
Wachovia Corp. 5.750%, 06/15/2017	500,000	546,100

		10,483,563

Building Materials & Construction (2.61%)
Lafarge SA 6.150%, 07/15/2011	500,000	512,415
CRH America Inc. 5.625%, 09/30/2011	500,000	519,004
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,065,028
Masco Corp. 4.800%, 06/15/2015	500,000	464,366
Hanson PLC 6.125%, 08/15/2016	500,000	480,000
CRH America Inc. 6.000%, 09/30/2016	1,000,000	1,114,793
Masco Corp. 5.850%, 03/15/2017	500,000	487,752

		4,643,358

Chemicals (2.75%)
Air Products & Chemicals Inc. 4.125%, 12/01/2010	1,000,000	1,006,139
E.I. du Pont de Nemours and Co. 4.125%, 03/06/2013	1,000,000	1,064,177
Rohm & Haas Co. 5.600%, 03/15/2013	500,000	536,227
Praxair Inc. 5.375%, 11/01/2016	1,000,000	1,146,538
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	545,306
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	586,794

		4,885,181

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (0.92%)
Dun & Bradstreet Corp. 5.500%, 03/15/2011	$500,000	$515,203
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,123,019

		1,638,222

Computers (0.65%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,162,283

Consumer & Marketing (4.53%)
Unilever Capital Corp. 7.125%, 11/01/2010	1,000,000	1,021,160
Avon Products Inc. 5.125%, 01/15/2011	500,000	511,446
Clorox Co. 6.125%, 02/01/2011	1,000,000	1,029,447
Whirlpool Corp. 6.125%, 06/15/2011	1,000,000	1,035,556
Reed Elsevier Capital 4.625%, 06/15/2012	500,000	525,172
Kimberly-Clark Corp. 5.000%, 08/15/2013	1,000,000	1,106,346
Procter & Gamble Co., The 4.950%, 08/15/2014	1,000,000	1,120,757
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,111,593
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	591,810

		8,053,287

Electronic/Electrical Manufacturing (1.52%)
Emerson Electric Co. 5.750%, 11/01/2011	1,000,000	1,059,468
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,072,355
Emerson Electric Co. 5.125%, 12/01/2016	500,000	567,480

		2,699,303

Financial Services (5.06%)
John Deere Capital Corp. 4.875%, 10/15/2010	1,000,000	1,010,818
American Express Credit 5.000%, 12/02/2010	1,000,000	1,012,979
John Deere Capital Corp. 5.650%, 07/25/2011	500,000	522,950
American Express Co. 5.250%, 09/12/2011	500,000	518,728
AMB Property L.P. 6.300%, 06/01/2013	1,000,000	1,080,044
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	538,127

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp. 4.875%, 03/04/2015 5.375%, 10/20/2016 5.400%, 02/15/2017	$500,000 500,000 500,000	$533,692 538,390 531,080
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	564,100
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	568,899
ProLogis 6.625%, 05/15/2018	500,000	476,390
Simon Property Group Inc. 6.125%, 05/30/2018	1,000,000	1,103,776

		8,999,973

Health Care (8.43%)
Baxter FinCo BV 4.750%, 10/15/2010	1,000,000	1,011,778
Abbott Laboratories 5.600%, 05/15/2011	500,000	520,732
Johnson & Johnson 5.150%, 08/15/2012	500,000	545,014
AstraZeneca PLC 5.400%, 09/15/2012	500,000	545,954
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	1,075,650
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	1,078,474
Schering-Plough Corp. 5.300%, 12/01/2013	500,000	560,882
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,123,214
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,025,167
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	556,394
Abbott Laboratories 5.875%, 05/15/2016	500,000	584,946
Baxter International Inc. 5.900%, 09/01/2016	500,000	586,652
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,138,057
Wyeth 5.450%, 04/01/2017	500,000	571,034
Amgen Inc. 5.850%, 06/01/2017	500,000	579,574
Johnson & Johnson 5.550%, 08/15/2017	500,000	583,862
AstraZeneca PLC 5.900%, 09/15/2017	500,000	584,932
Schering-Plough Corp. 6.000%, 09/15/2017	500,000	587,416
Bristol-Myers Squibb Co. 5.450%, 05/01/2018	500,000	572,688

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	$1,000,000	$1,144,274

		14,976,694

Machinery & Manufacturing (3.80%)
Johnson Controls Inc. 5.250%, 01/15/2011	1,000,000	1,015,839
Caterpillar Inc. 6.550%, 05/01/2011	1,000,000	1,046,504
Bemis Co. Inc. 4.875%, 04/01/2012	500,000	517,946
Johnson Controls Inc. 4.875%, 09/15/2013	750,000	807,880
Caterpillar Inc. 5.700%, 08/15/2016	500,000	571,874
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,091,399
Honeywell International Inc. 5.300%, 03/15/2017	500,000	566,563
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,143,805

		6,761,810

Media & Broadcasting (1.88%)
Walt Disney Co., The 5.700%, 07/15/2011	1,000,000	1,050,336
Thomson Reuters Corp. 5.950%, 07/15/2013	1,000,000	1,117,942
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,164,861

		3,333,139

Mining & Metals (3.30%)
Alcan Inc. 6.450%, 03/15/2011	500,000	517,401
BHP Billiton Finance USA Ltd. 5.125%, 03/29/2012	500,000	532,402
BHP Finance USA 4.800%, 04/15/2013	1,000,000	1,084,487
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	1,082,988
Alcan Inc. 5.000%, 06/01/2015	500,000	531,882
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	983,364
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	563,408
Rio Tinto Finance USA Ltd. 6.500%, 07/15/2018	500,000	569,870

		5,865,802

Oil & Gas (5.08%)
Shell International Finance 5.625%, 06/27/2011	1,500,000	1,571,986

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Conoco Funding Co. 6.350%, 10/15/2011	$1,000,000	$1,066,709
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,057,058
Anadarko Petroleum Corp. 5.950%, 09/15/2016	1,000,000	860,696
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	580,798
Apache Corp. 5.625%, 01/15/2017	500,000	563,241
Shell International Finance 5.200%, 03/22/2017	500,000	552,846
Canadian National Resources 5.700%, 05/15/2017	500,000	559,642
Weatherford International Inc. 6.350%, 06/15/2017	500,000	526,942
EOG Resources Inc. 5.875%, 09/15/2017	500,000	562,946
Husky Energy Inc. 6.200%, 09/15/2017	500,000	563,696
ConocoPhillips 5.200%, 05/15/2018	500,000	553,922

		9,020,482

Retailers (5.95%)
Home Depot Inc. 4.625%, 08/15/2010	500,000	501,960
5.200%, 03/01/2011	500,000	512,588
CVS Corp. 5.750%, 08/15/2011	500,000	522,429
Costco Wholesale Corp. 5.300%, 03/15/2012	1,000,000	1,071,790
Lowe’s Companies Inc. 5.600%, 09/15/2012	500,000	547,802
Walgreen Co. 4.875%, 08/01/2013	500,000	549,846
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,122,213
Target Corp. 5.875%, 07/15/2016	1,000,000	1,172,248
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	578,138
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,127,890
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,146,706
Target Corp. 5.375%, 05/01/2017	500,000	569,384
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	556,241
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	588,987

		10,568,222

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (4.46%)
SBC Communications Inc. 5.300%, 11/15/2010	$1,000,000	$1,015,864
Verizon Communications 5.350%, 02/15/2011	1,000,000	1,026,970
Cisco Systems Inc. 5.250%, 02/22/2011	1,000,000	1,027,191
Deutsche Telekom
International Finance 5.375%, 03/23/2011	500,000	514,384
Vodafone Group PLC 5.500%, 06/15/2011	1,000,000	1,038,491
Telefonica Emisiones SAU 5.855%, 02/04/2013	1,000,000	1,075,751
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,111,199
Verizon Communications 5.500%, 04/01/2017	1,000,000	1,109,350

		7,919,200

Utilities & Energy (10.54%)
Commonwealth Edison Co. 4.740%, 08/15/2010	1,000,000	1,004,302
Southern California Gas 4.375%, 01/15/2011	1,000,000	1,017,647
Appalachian Power Co. 5.550%, 04/01/2011	500,000	514,906
Duke Energy Corp. 6.250%, 01/15/2012	500,000	538,667
MidAmerican Energy Co. 5.650%, 07/15/2012	500,000	541,222
Appalachian Power Co. 5.650%, 08/15/2012	500,000	536,182
Vectren Utility Holdings 5.250%, 08/01/2013	500,000	537,490
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,079,234
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,128,500
Ohio Power Co. 6.000%, 06/01/2016	1,000,000	1,132,529
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	571,402
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	575,896
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	1,111,807
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,140,217
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,089,001
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	556,088
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,107,757
Union Electric Co. 6.400%, 06/15/2017	500,000	567,138

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
MidAmerican Energy Co. 5.950%, 07/15/2017	$500,000	$573,927
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	573,877
Florida Power Corp. 5.800%, 09/15/2017	500,000	569,021
Virginia Electric & Power 5.950%, 09/15/2017	500,000	575,444
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	548,418
Florida Power Corp. 5.650%, 06/15/2018	500,000	568,282
Pacificorp 5.650%, 07/15/2018	500,000	571,522

		18,730,476

Total Corporate Bonds
(cost $123,191,776)		133,464,249

Government Agency Securities (a) (0.93%)
Federal Home Loan Mortgage Corp. 4.500%, 07/15/2013	1,500,000	1,650,030

Total Government Agency Securities
(cost $1,472,034)		1,650,030

U.S. Treasury Obligations (13.43%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,620,351
4.250%, 08/15/2014	5,000,000	5,557,420
4.000%, 02/15/2015	5,000,000	5,518,360
4.250%, 08/15/2015	10,000,000	11,182,030

Total U.S. Treasury Obligations
(cost $23,052,422)		23,878,161

	Shares	Value
Short-term Investments (9.34%)
JPMorgan U.S. Government Money
Market Fund	16,598,793	$16,598,793

Total Short-term Investments
(cost $16,598,793)		16,598,793

TOTAL INVESTMENTS (98.80%)
(cost $164,315,025)		175,591,233
OTHER ASSETS, NET OF LIABILITIES (1.20%)		2,130,925

NET ASSETS (100.00%)		$177,722,158

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (100.18%)
Agriculture, Foods, & Beverage (4.38%)
Coca-Cola Co. (a) 0.210%, 07/13/2010	$2,000,000	$1,999,860

Automotive (10.05%)
American Honda Finance Corp. 0.300%, 08/16/2010	2,300,000	2,299,118
Toyota Motor Credit Corp. 0.490%, 09/24/2010	2,290,000	2,287,351

		4,586,469

Consumer & Marketing (5.04%)
Nestle Finance International Ltd. 0.230%, 07/15/2010	2,300,000	2,299,794

Financial Services (5.02%)
General Electric Capital Corp. 0.420%, 09/22/2010	2,295,000	2,292,778

Government Agency Securities (b) (48.97%)
Federal Home Loan Bank
0.090%, 07/21/2010	3,000,000	2,999,850
0.150%, 08/04/2010	1,500,000	1,499,788
0.180%, 08/06/2010	5,700,000	5,698,974
0.140%, 08/25/2010	3,500,000	3,499,251
Federal Home Loan Mortgage Corp. 0.180%, 07/23/2010	2,000,000	1,999,780
Federal National Mortgage Association
0.180%, 07/14/2010	2,460,000	2,459,840
0.190%, 08/09/2010	800,000	799,835
0.150%, 08/11/2010	1,900,000	1,899,676
0.110%, 08/18/2010	1,500,000	1,499,780

		22,356,774

Machinery & Manufacturing (2.19%)
Caterpillar Financial Services Corp. 0.300%, 09/03/2010	1,000,000	999,467

Oil & Gas (5.03%)
Chevron Funding Corp. 0.120%, 07/16/2010	2,295,000	2,294,885

	Shares	Value
Registered Investment Companies (3.07%)
JPMorgan U.S. Government Money Market Fund	1,403,737	$1,403,737

	Principal amount	Value
U.S. Government Obligations (16.43%)
U.S. Treasury Bill
0.140%, 07/08/2010	$5,000,000	4,999,864
0.155%, 07/29/2010	1,000,000	999,879
0.145%, 09/09/2010	1,500,000	1,499,577

		7,499,320

Total Short-term Investments
(cost $45,733,084)		45,733,084

TOTAL INVESTMENTS (100.18%)
(cost $45,733,084)		45,733,084
LIABILITIES, NET OF OTHER ASSETS (-0.18%)		(80,473)

NET ASSETS (100.00%)		$45,652,611

(a)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of this security was $1,999,860 or 4.38% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2010

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$30,730,981	31,016,936	33,750,667

Investments in securities at market value	$29,443,518	31,517,264	31,013,827
Cash	—	—	—
Foreign currencies at value (cost $8,143 and $1,827,122, respectively)	—	—	8,145
Receivable for:
Dividends and interest	33,826	29,645	143,931
Shares of the Fund sold	13,142	13,019	7,897
Securities sold	303,422	369,405	129,320
Due from broker	—	—	—
SFIMC	2,244	4,001	10,622
Unrealized gain on forward foreign currency contracts	—	—	552
Prepaid expenses	2,267	2,324	2,414

Total assets	29,798,419	31,935,658	31,316,708

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	3,542	2,552	564
Securities purchased	346,862	238,355	263,783
Securities sold short, at value (proceeds of $121,702)	—	—	—
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	821
Due to affiliates	17,278	24,822	25,566
Accrued liabilities	20,332	21,333	53,064

Total liabilities	388,014	287,062	343,798

Net assets applicable to shares outstanding of common stock	$29,410,405	31,648,596	30,972,910

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,730,942	4,182,264	3,996,909
Net asset value, offering price and redemption price per share	$6.22	7.57	7.75

Analysis of Net Assets
Paid-in-capital	$47,055,770	42,088,709	42,898,631
Accumulated net realized gain (loss)	(16,730,755)	(11,065,739)	(9,945,578)
Net unrealized appreciation (depreciation)	(1,287,463)	500,328	(2,738,063)
Accumulated undistributed net investment income (loss)	372,853	125,298	757,920

Net assets applicable to shares outstanding	$29,410,405	31,648,596	30,972,910

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

490,120,075	225,441,826	261,473,755	79,367,356	164,315,025	45,733,084

400,649,660	195,960,780	227,517,035	73,011,906	175,591,233	45,733,084
947	(30,128)	—	136,195	—	—

—	—	1,847,772	—	—	—

542,851	213,442	1,250,625	—	2,097,163	18
160,728	81,329	78,284	20,015	152,192	68,312
85	30,952	11,574	—	—	—
121,702	—	—	—	—	—
—	4,489	—	16,432	—	13,514
—	—	—	—	—	—
28,070	15,034	24,461	5,104	9,522	3,311

401,504,043	196,275,898	230,729,751	73,189,652	177,850,110	45,818,239

90,959	28,255	19,849	5,705	—	120,571
111,266	—	22,681	—	—	—
121,702	—	—	—	—	—
26,835	28,620	129,924	—	—	—
—	—	—	—	—	—
112,509	78,959	119,985	326	82,420	16,845
88,663	74,312	161,209	21,210	45,532	28,212

551,934	210,146	453,648	27,241	127,952	165,628

400,952,109	196,065,752	230,276,103	73,162,411	177,722,158	45,652,611

38,392,305	23,206,567	22,968,899	6,555,123	16,662,346	45,653,713
10.44	8.45	10.03	11.16	10.67	1.00

485,367,184	231,783,512	264,274,672	76,885,275	167,727,143	45,653,713
1,410,401	(6,914,054)	(2,421,801)	21,566	(1,281,193)	(1,102)
(89,639,600)	(29,767,576)	(34,054,477)	(6,355,450)	11,276,208	—
3,814,124	963,870	2,477,709	2,611,020	—	—

400,952,109	196,065,752	230,276,103	73,162,411	177,722,158	45,652,611

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2010

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$236,032	170,603	532,687
Interest	29	19	56

	236,061	170,622	532,743
Less: foreign withholding taxes	(501)	—	(57,337)

Total investment income	235,560	170,622	475,406
Expenses:
Investment advisory and management fees	95,851	134,021	134,169
Professional fees	16,517	17,871	16,663
Reports to shareholders	4,688	5,346	3,917
Custodian fees	2,131	5,274	52,055
Errors and omissions insurance	1,273	1,244	1,204
Securities valuation fees	1,160	1,521	6,021
Trustees’ fees and expenses	881	862	813
Regulatory fees	380	380	380
ICI dues	177	145	214
Fidelity bond expense	93	90	86
License index fees	—	—	—

Total expenses	123,151	166,754	215,522
Less: expense reimbursement from SFIMC (a)	(11,325)	(15,980)	(47,811)

Net expenses	111,826	150,774	167,711

Net investment income	123,734	19,848	307,695
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	901,995	3,158,480	(696,581)
Net realized gain (loss) on forward foreign currency contracts	—	—	(5,052)
Net realized gain (loss) on foreign currency transactions	—	—	(19,505)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,510,935)	(4,132,638)	(3,865,974)

Net realized and unrealized gain (loss) on investments	(2,608,940)	(974,158)	(4,587,112)

Net change in net assets resulting from operations	$(2,485,206)	(954,310)	(4,279,417)

(a)	For the Money Market Fund, this amount includes $82,087 of additional voluntary fee waivers by SFIMC. See Note 3 under Transactions with affiliates.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

4,300,062	1,211,742	5,304,666	574,780	—	—
2,457	923	553	—	3,832,731	32,428

4,302,519	1,212,665	5,305,219	574,780	3,832,731	32,428
—	(49)	(494,126)	—	—	—

4,302,519	1,212,616	4,811,093	574,780	3,832,731	32,428

573,906	428,416	706,875	—	430,827	91,612
28,341	27,179	25,174	10,094	19,100	12,455
43,527	43,908	41,567	11,647	21,927	12,359
13,261	8,993	63,633	52	1,149	796
16,868	8,181	9,503	3,213	7,132	2,251
3,198	10,142	15,466	—	11,246	—
10,763	5,788	6,385	1,985	4,162	1,130
980	380	380	380	380	189
2,574	1,224	2,043	—	1,064	275
1,213	587	697	236	512	162
19,935	18,596	4,927	—	—	—

714,566	553,394	876,650	27,607	497,499	121,229
(13,261)	(17,874)	—	(27,607)	—	(88,801)

701,305	535,520	876,650	—	497,499	32,428

3,601,214	677,096	3,934,443	574,780	3,335,232	—

5,611,075	3,308,925	1,461,351	19,461	149,847	—
—	—	(169,930)	—	—	—
—	—	(31,095)	—	—	—
(570,470)	218,584	(82,786)	—	—	—
(181,538)	(406,611)	(173,595)	—	—	—

(37,181,777)	(7,629,111)	(42,900,927)	(2,063,226)	3,666,817	—

(32,322,710)	(4,508,213)	(41,896,982)	(2,043,765)	3,816,664	—

(28,721,496)	(3,831,117)	(37,962,539)	(1,468,985)	7,151,896	—

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2010 (Unaudited) and the Year ended December 31, 2009	2010	2009
From operations:
Net investment income	$123,734	332,545
Net realized gain (loss)	901,995	(4,843,647)
Change in net unrealized appreciation or depreciation	(3,510,935)	10,146,428

Net change in net assets resulting from operations	(2,485,206)	5,635,326
Distributions to shareholders from and in excess of:
Net investment income	—	(328,368)
Net realized gain	—	—

Total distributions to shareholders	—	(328,368)
From Fund share transactions:
Proceeds from shares sold	927,888	1,820,087
Reinvestment of distributions	—	328,369

	927,888	2,148,456
Less payments for shares redeemed	(534,410)	(1,055,774)

Net increase (decrease) in net assets from Fund share transactions	393,478	1,092,682

Total increase (decrease) in net assets	(2,091,728)	6,399,640

Net assets:
Beginning of period	31,502,133	25,102,208

End of period*	$29,410,405	31,502,133

* Including accumulated undistributed net investment income (loss)	$372,853	249,119

Share Information
Sold	134,616	316,498
Issued in reinvestment of distributions	—	48,719
Redeemed	(77,965)	(180,208)

Net increase (decrease)	56,651	185,009

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund

2010	2009	2010	2009	2010	2009	2010	2009

19,848	111,079	307,695	340,841	3,601,214	7,754,134	677,096	1,662,659
3,158,480	(6,923,801)	(721,138)	(3,049,463)	5,040,605	(1,789,276)	3,527,509	(8,644,528)
(4,132,638)	14,240,384	(3,865,974)	12,155,771	(37,363,315)	87,647,080	(8,035,722)	50,795,199

(954,310)	7,427,662	(4,279,417)	9,447,149	(28,721,496)	93,611,938	(3,831,117)	43,813,330

—	(28,632)	—	(692,597)	—	(7,597,274)	—	(1,515,313)
—	—	—	—	—	—	—	(134,357)

—	(28,632)	—	(692,597)	—	(7,597,274)	—	(1,649,670)

1,029,917	2,063,702	565,496	1,205,653	3,070,726	8,583,151	1,099,981	4,093,336
—	28,632	—	692,597	—	7,597,274	—	1,649,670

1,029,917	2,092,334	565,496	1,898,250	3,070,726	16,180,425	1,099,981	5,743,006
(785,975)	(1,131,783)	(483,401)	(606,997)	(18,825,128)	(24,935,688)	(9,216,346)	(12,011,580)

243,942	960,551	82,095	1,291,253	(15,754,402)	(8,755,263)	(8,116,365)	(6,268,574)

(710,368)	8,359,581	(4,197,322)	10,045,805	(44,475,898)	77,259,401	(11,947,482)	35,895,086

32,358,964	23,999,383	35,170,232	25,124,427	445,428,007	368,168,606	208,013,234	172,118,148

31,648,596	32,358,964	30,972,910	35,170,232	400,952,109	445,428,007	196,065,752	208,013,234

125,298	105,450	757,920	450,225	3,814,124	212,910	963,870	286,774

127,417	321,684	65,434	155,822	268,918	947,158	120,582	602,514
—	3,666	—	78,259	—	686,294	—	188,534
(95,400)	(176,054)	(56,703)	(83,372)	(1,635,930)	(2,620,951)	(1,001,329)	(1,682,976)

32,017	149,296	8,731	150,709	(1,367,012)	(987,499)	(880,747)	(891,928)

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2010 (Unaudited) and the Year ended December 31, 2009	2010	2009
From operations:
Net investment income	$3,934,443	5,630,307
Net realized gain (loss)	1,177,540	(172,270)
Change in net unrealized appreciation or depreciation	(43,074,522)	54,993,004

Net change in net assets resulting from operations	(37,962,539)	60,451,041
Distributions to shareholders from and in excess of:
Net investment income	—	(6,702,618)
Net realized gain	—	(104,575)

Total distributions to shareholders	—	(6,807,193)
From Fund share transactions:
Proceeds from shares sold	1,995,759	4,075,743
Reinvestment of distributions	—	6,807,193

	1,995,759	10,882,936
Less payments for shares redeemed	(6,628,937)	(11,799,570)

Net increase (decrease) in net assets from Fund share transactions	(4,633,178)	(916,634)

Total increase (decrease) in net assets	(42,595,717)	52,727,214

Net assets:
Beginning of period	272,871,820	220,144,606

End of period*	$230,276,103	272,871,820

* Including accumulated undistributed net investment income (loss)	$2,477,709	(1,456,734)

Share Information
Sold	180,346	440,816
Issued in reinvestment of distributions	—	583,307
Redeemed	(590,707)	(1,196,099)

Net increase (decrease)	(410,361)	(171,976)

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2010	2009	2010	2009	2010	2009

574,780	2,036,294	3,335,232	7,364,181	—	15,515
19,461	33,871	149,847	(897,757)	—	—
(2,063,226)	11,376,134	3,666,817	12,859,342	—	—

(1,468,985)	13,446,299	7,151,896	19,325,766	—	15,515

—	(2,688,621)	(3,335,232)	(7,364,181)	—	(15,515)
—	(21,503)	—	—	—	—

—	(2,710,124)	(3,335,232)	(7,364,181)	—	(15,515)

1,045,205	2,054,962	5,621,228	1,947,299	3,053,418	4,141,366
—	2,710,124	3,335,232	7,364,181	—	15,515

1,045,205	4,765,086	8,956,460	9,311,480	3,053,418	4,156,881
(3,101,173)	(7,160,680)	(5,431,113)	(17,593,244)	(3,769,742)	(8,663,257)

(2,055,968)	(2,395,594)	3,525,347	(8,281,764)	(716,324)	(4,506,376)

(3,524,953)	8,340,581	7,342,011	3,679,821	(716,324)	(4,506,376)

76,687,364	68,346,783	170,380,147	166,700,326	46,368,935	50,875,311

73,162,411	76,687,364	177,722,158	170,380,147	45,652,611	46,368,935

2,611,020	2,036,240	—	—	—	—

89,761	198,370	533,707	189,702	3,053,418	4,141,366
—	246,599	315,445	724,440	—	15,515
(266,991)	(712,376)	(514,681)	(1,762,397)	(3,769,742)	(8,663,257)

(177,230)	(267,407)	334,471	(848,255)	(716,324)	(4,506,376)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2010. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) 2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1- quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC, the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2010:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$28,971,517	$—	$—	$28,971,517
Short-term Investments	472,001	—	—	472,001
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	31,008,622	—	—	31,008,622
Registered Investment Companies	373,337	—	—	373,337
Short-term Investments	135,305	—	—	135,305
International Equity Fund					—	(269)	—	(269)
Common Stocks (a)	—	28,680,266	—	28,680,266
Preferred Stocks (a)	—	1,303,882	—	1,303,882
Repurchase Agreement	—	1,029,679	—	1,029,679
Large Cap Index Fund					(169,185)	—	—	(169,185)
Common Stocks (a)	397,766,214	—	—	397,766,214
Short-term Investments	—	2,883,446	—	2,883,446
Small Cap Index Fund					(286,530)	—	—	(286,530)
Common Stocks (a)	190,876,540	225	0	190,876,765
Registered Investment Companies	1,781,649	—	—	1,781,649
Short-term Investments	—	3,302,366	—	3,302,366
International Index Fund					(129,924)	—	—	(129,924)
Common Stocks (a)	—	226,367,085	0	226,367,085
Preferred Stocks (a)	—	963,574	—	963,574
Repurchase Agreement	—	186,196	—	186,196
Balanced Fund					—	—	—	—
Registered Investment Companies	73,011,906	—	—	73,011,906

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$133,464,249	$—	$133,464,249
Government Agency Securities	—	1,650,030	—	1,650,030
U.S. Treasury Obligations	—	23,878,161	—	23,878,161
Short-term Investments	16,598,793	—	—	16,598,793
Money Market Fund					—	—	—	—
Short-term Investments	1,403,737	44,329,347	—	45,733,084
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund, International Equity Fund, and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the period ended June 30, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009, or for the period ended June 30, 2010.

Repurchase agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2010.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard Time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of December 31, 2009, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2010, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$30,727,788	$1,862,378	$(3,146,648)	$(1,284,270)
Small/Mid Cap Equity Fund	31,118,425	2,904,172	(2,505,333)	398,839
International Equity Fund	34,191,018	1,337,685	(4,514,876)	(3,177,191)
Large Cap Index Fund	490,564,342	63,626,680	(153,541,362)	(89,914,682)
Small Cap Index Fund	225,433,077	28,236,560	(57,708,857)	(29,472,297)
International Index Fund	263,515,302	42,756,832	(78,755,099)	(35,998,267)
Balanced Fund	79,385,633	1,273,909	(7,647,636)	(6,373,727)
Bond Fund	164,315,025	11,512,261	(236,053)	11,276,208
Money Market Fund	45,733,084	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

At December 31, 2009, the Funds’ most recent fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	Large Cap Index Fund	Small Cap Index Fund	International Equity Index Fund	Bond Fund	Money Market Fund
2011	$—	$—	$—	$—	$—	$—	$205,753	$—
2013	—	—	—	—	—	—	166,544	1,102
2015	—	—	—	—	—	—	160,986	—
2016	10,733,220	4,949,683	4,914,418	78,459	—	—	—	—
2017	6,789,243	9,145,128	3,776,139	2,712,543	10,214,482	3,455,487	897,757	—

Total:	$17,522,463	$14,094,811	$8,690,557	$2,791,002	$10,214,482	$3,455,487	$1,431,040	$1,102

As of December 31, 2009, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$239,992	$—	$2,187,232	$(17,587,383)	$(15,160,159)
Small/Mid Cap Equity Fund	99,665	—	4,511,131	(14,096,599)	(9,485,803)
International Equity Fund	700,688	—	749,334	(9,096,326)	(7,646,304)
Large Cap Index Fund	194,463	—	(52,724,766)	(3,163,276)	(55,693,579)
Small Cap Index Fund	77,715	—	(21,749,876)	(10,214,482)	(31,886,643)
International Index Fund	459,154	—	6,975,816	(3,471,000)	3,963,970
Balanced Fund	2,041,570	32,819	(4,321,870)	(6,398)	(2,253,879)
Bond Fund	—	—	7,609,391	(1,431,040)	6,178,351
Money Market Fund	—	—	—	(1,102)	(1,102)

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2009 relate to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”), accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of Passive Foreign Investment Companies (“PFICs”), and/or forward foreign currency and futures contract adjustments.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the year ended December 31, 2009, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Large Cap Equity Fund	$—	$(435)	$—	$435
Small/Mid Cap Equity Fund	—	5,593	—	(5,593)
International Equity Fund	—	(111,862)	—	111,862
Large Cap Index Fund	—	37,485	—	(37,485)
Small Cap Index Fund	—	99,182	—	(99,182)
International Index Fund	—	(404,767)	—	404,767
Balanced Fund	—	(1)	—	1

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

For all the Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2009.

The International Equity Fund, Small Cap Index Fund, and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $246,834 during 2009 and realized gains of $126,198 during 2009 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $206 during 2009 and realized gains of $972 during 2009 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $935,820 during 2009 and realized gains of $127,186 during 2009 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009, was $249,599 for the International Equity Fund, $206 for the Small Cap Index Fund, and $1,900,375 for the International Index Fund.

From November 1, 2009 through December 31, 2009, the Large Cap Equity Fund incurred $64,920 in net realized losses, the Small/Mid Cap Equity Fund incurred $1,788 in net realized losses, the International Equity Fund incurred $795 in foreign exchange losses and $404,976 in net realized losses, the Large Cap Index Fund incurred $372,274 in net realized losses, the International Index Fund incurred $15,513 in foreign exchange losses, and Balanced Fund incurred $6,398 in net realized losses. As permitted by tax regulation, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2010.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Subsequent events

The Trust’s management has evaluated all subsequent events through the date that the financial statements were issued.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 5 under Futures and foreign currency contracts.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2010, the fair value of derivative instruments, which are also disclosed in Note 5 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments (a)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$552	Unrealized loss on forward foreign currency contracts	$821

Total			$552		$821

Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$169,185	(b)

Total			$—		$169,185

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$286,530	(b)

Total			$—		$286,530

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$—	Unrealized loss on forward foreign currency contracts	$—
International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	129,924

Total			$—		$129,924

(a)    For open derivative instruments as of June 30,2010, see Note 5 under Futures and foreign currency contracts, which is also indicative of derivative activity volume for the period ended June 30, 2010.

(b)    Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2010, the effect of derivative instruments on the Statement of Operations were as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(5,052)	$—	$(363)
Large Cap Index Fund	Stock Index Futures Contracts	(570,470)	—	(181,538)	—
Small Cap Index Fund	Stock Index Futures Contracts	218,584	—	(406,611)	—
International Index Fund	Forward Foreign Currency Contracts	—	(169,930)	—	—
International Index Fund	Stock Index Futures Contracts	(82,786)	—	(173,595)	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the six months ended June 30, 2010, the following fees were earned by BlackRock, Bridgway, Rainier, Westwood, Marisco, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$36,137	$—	$30,010	$—	$—
Small Mid/Cap Equity Fund	—	50,508	49,832	—	—	—
International Equity Fund	—	—	—	—	40,786	51,613
Large Cap Index Fund	110,168	—	—	—	—	—
Small Cap Index Fund	106,915	—	—	—	—	—
International Index Fund	128,407	—	—	—	—	—

Total Sub-Advisory Fees	$345,490	$86,645	$49,832	$30,010	$40,786	$51,613

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2010
	Purchases	Sales
Large Cap Equity Fund	$7,943,558	$7,588,946
Small/Mid Cap Equity Fund	19,686,368	19,395,753
International Equity Fund	13,321,041	12,969,499
Large Cap Index Fund	11,105,496	25,387,252
Small Cap Index Fund	25,027,623	32,810,689
International Index Fund	5,120,832	7,022,376
Balanced Fund	4,398,212	5,953,432
Bond Fund	10,863,712	14,595,204

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5.	Futures and foreign currency contracts

As of June 30, 2010, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial instruments.

Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
355	Brazilian Real	State Street Bank and Trust Company	07/02/2010	(197)	$—	$(1)
17,386	Brazilian Real	State Street Bank and Trust Company	07/02/2010	(9,676)	—	(44)
12,563	British Pound	Barclays Bank PLC Wholesale	07/02/2010	(18,956)	—	(186)
6,179	British Pound	State Street Bank and Trust Company	07/02/2010	(9,238)	—	(5)
19,608	Euro	Credit Suisse London Branch (GFX)	07/01/2010	(24,131)	—	(154)
33,909	Euro	JPMorgan Chase Bank N.A	07/01/2010	(41,712)	—	(246)
6,479	Euro	State Street Bank and Trust Company	07/02/2010	(7,948)	—	(25)
215,168	Hong Kong Dollar	Royal Bank of Scotland PLC	07/02/2010	(27,641)	—	(9)
505,323	Japanese Yen	Royal Bank of Scotland PLC	07/02/2010	(5,696)	19	—
3,323,478	Japanese Yen	State Street Bank and Trust Company	07/01/2010	(37,301)	288	—
(5,066)	Brazilian Real	State Street Bank and Trust Company	07/06/2010	2,810	3	—
(15,630)	Brazilian Real	State Street Bank and Trust Company	07/02/2010	8,633	—	(26)
(14,919)	British Pound	Barclays Bank PLC Wholesale	07/01/2010	22,529	239	—
(3,610)	Singapore Dollar	JPMorgan Chase Bank N.A	07/06/2010	2,583	3	—
(22,135)	Singapore Dollar	JPMorgan Chase Bank N.A	07/02/2010	15,814	—	(5)
(4,426)	Swiss Franc	Barclays Bank PLC Wholesale	07/01/2010	4,075	—	(32)
(803)	Swiss Franc	Credit Suisse London Branch (GFX)	07/06/2010	744	—	—
(11,893)	Swiss Franc	UBS AG	07/02/2010	10,946	—	(88)

				Total	$552	$(821)

The International Index Fund had no open forward foreign currency contracts at June 30, 2010.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	61	$3,300,315	$3,131,130	Long	September ‘10	$(169,185)

Small Cap Index Fund	Russell 2000 Index Mini	53	3,507,870	3,221,340	Long	September ‘10	$(286,530)

International Index Fund	TOPIX Index	7	702,019	663,858	Long	September ‘10	(38,161)
International Index Fund	DJ Euro Stoxx 50	37	1,206,243	1,161,903	Long	September ‘10	(44,340)
International Index Fund	FTSE 100 Index	12	922,458	875,035	Long	September ‘10	(47,423)

Total							$(129,924)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

(1)

“Standard & Poor’s ® ”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor ‘s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,				From commencement of investment operations July 26, 2005 to
	(Unaudited)		2009	2008	2007	2006	December 31, 2005
Net asset value, beginning of period	$6.74		$5.59	$9.82	11.43	10.33	10.00

Income from Investment Operations
Net investment income (a)	0.03		0.07	0.18	0.26	0.20	0.07
Net gain (loss) on investments (both realized and unrealized)	(0.55)		1.15	(4.22)	(1.00)	1.45	0.34

Total from investment operations	(0.52)		1.22	(4.04)	(0.74)	1.65	0.41

Less Distributions
Net investment income	—		(0.07)	(0.13)	(0.24)	(0.18)	(0.07)
Net realized gain	—		—	(0.06)	(0.63)	(0.37)	(0.01)

Total distributions	—		(0.07)	(0.19)	(0.87)	(0.55)	(0.08)

Net asset value, end of period	$6.22		$6.74	$5.59	9.82	11.43	10.33

Total Return (b)	(7.72)%		21.84%	(41.12)%	(6.55)%	15.91%	4.14%

Net assets, end of period (millions)	$29.4		$31.5	$25.1	40.2	36.6	26.9

Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70	%(c)
Net investment income	0.77	%(c)	1.24%	2.30%	2.24%	1.83%	1.71	%(c)

Ratios to average net assets absent expense reductions
Expenses	0.77	%(c)	0.78%	0.74%	0.70%	0.71%	0.85	%(c)
Net investment income	0.70	%(c)	1.16%	2.26%	2.24%	1.82%	1.56	%(c)

Portfolio turnover rate	49	%(c)	70%	144%	40%	34%	15%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,				From commencement of investment operations July 26, 2005 to
	(Unaudited)		2009	2008	2007	2006	December 31, 2005
Net asset value, beginning of period	$7.80		$6.00	$11.28	10.79	9.64	10.00

Income from Investment Operations
Net investment income (a)(b)	—		0.03	0.01	—	—	0.01
Net gain (loss) on investments (both realized and unrealized)	(0.23)		1.78	(5.14)	1.71	1.41	(0.32)

Total from investment operations	(0.23)		1.81	(5.13)	1.71	1.41	(0.31)

Less Distributions
Net investment income (c)	—		(0.01)	—	—	—	(0.01)
Net realized gain	—		—	(0.15)	(1.22)	(0.26)	(0.04)

Total distributions	—		(0.01)	(0.15)	(1.22)	(0.26)	(0.05)

Net asset value, end of period	$7.57		$7.80	$6.00	11.28	10.79	9.64

Total Return (d)	(2.95)%		30.12%	(45.36)%	15.81%	14.58%	(3.14)%

Net assets, end of period (millions)	$31.6		$32.4	$24.0	41.2	30.4	24.6

Ratios to average net assets assuming expense reductions
Expenses	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90	%(e)
Net investment income	0.12	%(e)	0.42%	0.10%	0.04%	0.00%	0.21	%(e)

Ratios to average net assets absent expense reductions
Expenses	1.00	%(e)	1.02%	0.97%	0.97%	0.95%	1.11	%(e)
Net investment income	0.02	%(e)	0.30%	0.03%	(0.03)%	(0.05)%	0.00	%(e)

Portfolio turnover rate	118	%(e)	131%	101%	96%	161%	22%

(a)	Net investment income represents less than $0.01 per share in 2010, 2007, and 2006.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions from net investment income represent less than $0.01 per share in 2008, 2007, and 2006.

(d)	Total return is not annualized for periods that are less than a full year.

(e)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,					From commencement of investment operations July 26, 2005 to
	(Unaudited)		2009	2008	2007	2006		December 31, 2005
Net asset value, beginning of period	$8.82		$6.55	$12.84	12.93	11.63		10.00

Income from Investment Operations
Net investment income (a)	0.08		0.09	0.21	0.17	0.19		0.02
Net gain (loss) on investments (both realized and unrealized)	(1.15)		2.36	(6.26)	1.30	2.05		1.70

Total from investment operations	(1.07)		2.45	(6.05)	1.47	2.24		1.72

Less Distributions
Net investment income (b)	—		(0.18)	—	(0.22)	(0.27)		(0.06)
Net realized gain	—		—	(0.24)	(1.34)	(0.67)		(0.03)

Total distributions	—		(0.18)	(0.24)	(1.56)	(0.94)		(0.09)

Net asset value, end of period	$7.75		$8.82	$6.55	12.84	12.93		11.63

Total Return (c)	(12.13)%		37.35%	(47.03)%	11.10%	19.23	%(d)	17.25%

Net assets, end of period (millions)	$31.0		$35.2	$25.1	47.2	38.9		29.8

Ratios to average net assets assuming expense reductions
Expenses	1.00	%(e)	1.00%	1.00%	1.00%	1.00%		1.00	%(e)
Net investment income	1.83	%(e)	1.19%	2.08%	1.23%	1.48%		0.50	%(e)

Ratios to average net assets absent expense reductions
Expenses	1.29	%(e)	1.53%	1.38%	1.23%	1.22%		1.35	%(e)
Net investment income	1.54	%(e)	0.66%	1.70%	1.00%	1.26%		0.15	%(e)

Portfolio turnover rate	80	%(e)	65%	157%	49%	30%		10%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2008.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $12.93, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.95, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.41%.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009		2008		2007		2006	2005
Net asset value, beginning of period	$11.20		$9.04		14.83		14.37		12.63	12.26

Income from Investment Operations
Net investment income (a)	0.09		0.19		0.25		0.25		0.22	0.19
Net gain (loss) on investments (both realized and unrealized)	(0.85)		2.16		(5.76)		0.50		1.74	0.37

Total from investment operations	(0.76)		2.35		(5.51)		0.75		1.96	0.56

Less Distributions
Net investment income	—		(0.19)		(0.25)		(0.25)		(0.22)	(0.19)
Net realized gain	—		—		(0.03)		(0.04)		—	—

Total distributions	—		(0.19)		(0.28)		(0.29)		(0.22)	(0.19)

Net asset value, end of period	$10.44		$11.20		9.04		14.83		14.37	12.63

Total Return (b)	(6.79)%		26.07%		(37.14)%		5.23%		15.49%	4.57%

Net assets, end of period (millions)	$401.0		$445.4		368.2		613.1		599.2	522.0

Ratios to average net assets
Expenses	0.32	%(c)(d)	0.32	%(d)	0.32	%(d)	0.31	%(d)	0.31%	0.32%
Net investment income	1.63	%(c)	2.02%		2.00%		1.65%		1.64%	1.57%

Portfolio turnover rate	5	%(c)	5%		5%		4%		3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The effect of expense reimbursements is less than 0.005%.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.64		$6.89	11.57	12.94	11.95	12.31

Income from Investment Operations
Net investment income (a)	0.03		0.07	0.10	0.15	0.11	0.08
Net gain (loss) on investments (both realized and unrealized)	(0.22)		1.75	(4.09)	(0.43)	2.02	0.45

Total from investment operations	(0.19)		1.82	(3.99)	(0.28)	2.13	0.53

Less Distributions
Net investment income	—		(0.06)	(0.09)	(0.14)	(0.10)	(0.08)
Net realized gain	—		(0.01)	(0.60)	(0.95)	(1.04)	(0.81)

Total distributions	—		(0.07)	(0.69)	(1.09)	(1.14)	(0.89)

Net asset value, end of period	$8.45		$8.64	6.89	11.57	12.94	11.95

Total Return (b)	(2.20)%		26.39%	(34.05)%	(2.22)%	17.75%	4.25%

Net assets, end of period (millions)	$196.1		$208.0	172.1	276.2	292.2	253.1

Ratios to average net assets assuming expense reductions
Expenses	0.50	%(c)	0.50%	0.50%	0.49%	0.49%	0.50%
Net investment income	0.63	%(c)	0.94%	1.00%	1.15%	0.81%	0.64%

Ratios to average net assets absent expense reductions
Expenses	0.52	%(c)	0.53%	0.51%	0.50%	0.49%	0.50%
Net investment income	0.61	%(c)	0.91%	0.99%	1.14%	0.81%	0.64%

Portfolio turnover rate	24	%(c)	22%	20%	20%	23%	17%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006		2005
Net asset value, beginning of period	$11.67		$9.35	17.11	16.32	13.57		12.28

Income from Investment Operations
Net investment income (a)	0.17		0.24	0.41	0.38	0.33		0.25
Net gain (loss) on investments (both realized and unrealized)	(1.81)		2.37	(7.63)	1.30	3.09		1.40

Total from investment operations	(1.64)		2.61	(7.22)	1.68	3.42		1.65

Less Distributions
Net investment income	—		(0.29)	(0.25)	(0.47)	(0.41)		(0.28)
Net realized gain (b)	—		—	(0.29)	(0.42)	(0.26)		(0.08)

Total distributions	—		(0.29)	(0.54)	(0.89)	(0.67)		(0.36)

Net asset value, end of period	$10.03		$11.67	9.35	17.11	16.32		13.57

Total Return (c)	(14.05)%		28.01%	(42.13)%	10.04%	25.20	%(d)	13.44%

Net assets, end of period (millions)	$230.3		$272.9	220.1	394.5	366.6		292.6

Ratios to average net assets
Expenses	0.68	%(e)	0.71%	0.75%	0.71%	0.72%		0.74%
Net investment income	3.06	%(e)	2.42%	2.95%	2.19%	2.16%		1.98%

Portfolio turnover rate	4	%(e)	4%	5%	6%	3%		3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $16.32, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $16.35, which caused the total returns for the year ended December 31, 2006 to be equivalent to 25.43%.

(e)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.39		$9.76	13.33	12.96	11.96	11.87

Income from Investment Operations
Net investment income (a)	0.09		0.30	0.38	0.36	0.33	0.31
Net gain (loss) on investments (both realized and unrealized)	(0.32)		1.74	(3.48)	0.39	0.98	0.06

Total from investment operations	(0.23)		2.04	(3.10)	0.75	1.31	0.37

Less Distributions
Net investment income	—		(0.41)	(0.39)	(0.34)	(0.31)	(0.28)
Net realized gain (b)	—		—	(0.08)	(0.04)	—	—

Total distributions	—		(0.41)	(0.47)	(0.38)	(0.31)	(0.28)

Net asset value, end of period	$11.16		$11.39	9.76	13.33	12.96	11.96

Total Return (c)	(2.02)%		21.06%	(23.14)%	5.73%	11.03%	3.22%

Net assets, end of period (millions)	$73.2		$76.7	68.3	98.5	96.5	89.1

Ratios to average net assets assuming expense reductions
Expenses (d)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.50	%(e)	2.92%	3.15%	2.71%	2.68%	2.63%

Ratios to average net assets absent expense reductions
Expenses (d)	0.07	%(e)	0.07%	0.07%	0.07%	0.06%	0.08%
Net investment income	1.43	%(e)	2.85%	3.08%	2.64%	2.62%	2.55%

Portfolio turnover rate	12	%(e)	3%	7%	3%	3%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008		2007		2006	2005
Net asset value, beginning of period	$10.43		$9.71	10.08		9.92		9.94	10.27

Income from Investment Operations
Net investment income	0.20		0.45	0.46		0.46		0.44	0.43
Net gain (loss) on investments (both realized and unrealized)	0.24		0.72	(0.37)		0.16		(0.02)	(0.33)

Total from investment operations	0.44		1.17	0.09		0.62		0.42	0.10

Less Distributions
Net investment income	(0.20)		(0.45)	(0.46)		(0.46)		(0.44)	(0.43)

Total distributions	(0.20)		(0.45)	(0.46)		(0.46)		(0.44)	(0.43)

Net asset value, end of period	$10.67		$10.43	9.71		10.08		9.92	9.94

Total Return (a)	4.28%		12.25%	0.95%		6.37%		4.34%	1.02%

Net assets, end of period (millions)	$177.7		$170.4	166.7		190.3		178.5	169.8

Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58	%(c)	0.58	%(c)	0.57%	0.57%
Net investment income	3.87	%(b)	4.42%	4.67%		4.59%		4.46%	4.28%

Portfolio turnover rate	14	%(b)	7%	6%		17%		19%	16%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

(c)	The effect of expense reimbursements is less than 0.005%.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2010		Year ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00		$1.00	1.00	1.00	1.00	1.00

Income from Investment Operations
Net investment income (a)	—		—	0.02	0.05	0.04	0.03

Total from investment operations	—		—	0.02	0.05	0.04	0.03

Less Distributions
Net investment income (b)	—		—	(0.02)	(0.05)	(0.04)	(0.03)

Total distributions	—		—	(0.02)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$1.00		$1.00	1.00	1.00	1.00	1.00

Total Return (c)	0.00%		0.03%	2.08%	4.77%	4.59%	2.74%

Net assets, end of period (millions)	$45.7		$46.4	50.9	49.8	48.1	43.9

Ratios to average net assets assuming expense reductions
Expenses (d)	0.14	%(e)	0.28%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.00	%(e)	0.03%	2.06%	4.67%	4.51%	2.66%

Ratios to average net assets absent expense reductions
Expenses	0.53	%(e)	0.55%	0.53%	0.55%	0.54%	0.54%
Net investment income	(0.39	)%(e)	(0.24)%	2.03%	4.62%	4.47%	2.62%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio for 2010 and 2009 includes the effect of the voluntary fee waiver from SFIMC described in Note 3 under Transactions with affiliates.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
DAVENPORT, IA
PERMIT NO. 14

PRESORTED STANDARD

Issued by:
State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

8-2010
231-3602.11-CH AP2010/08/0997 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/25/10

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/25/10